As filed with the Securities and Exchange Commission on May 1, 1998
                            Registration No. 33-55152

                                    811-7368
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                           Pre-Effective Amendment No.

|-|

                         Post-Effective Amendment No. 7


|X|
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

|-|

                                 Amendment No. 8


|X|

                            SEPARATE ACCOUNT VA-2LNY
                           (Exact Name of Registrant)

                   TRANSAMERICA LIFE INSURANCE COMPANY OF NEW
                 YORK (formerly called, First Transamerica Life
                               Insurance Company)
                               (Name of Depositor)

                   100 Manhattanville Road, Purchase, NY 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (914) 701-6000

Name and Address of Agent for Service:                        Copy to:


James W. Dederer, Esquire                         Frederick R. Bellamy, Esquire
Chairman of the Board, General Counsel and      Sutherland, Asbill & Brennan LLP
Corporate Secretary                               1275 Pennsylvania Avenue, N.W.
Transamerica Life Insurance Company of New York   Washington, D.C.  20004-2404

 100 Manhattanville Road
Purchase, NY 10577

                                   Approximate  date  of  proposed  sale  to the
                       public: As soon as practicable after effectiveness of the Registration Statement.




Title of  securities being registered:
Variable Annuity Contracts

         It       is  proposed  that this  filing  will  become  effective:  |_|
                  immediately  upon filing  pursuant to paragraph (b)
                    |X| on May 1, 1998  pursuant to  paragraph  (b)
                     |_| 60 days after  filing
                  pursuant to paragraph (a)(i) |_| on ________________ pursuant to paragraph (a)(i)


         If appropropriate, check the following box:
        |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

 CROSS REFERENCE SHEET
                              Pursuant to Rule 495


                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                                          PART A

Item of Form N-4                                                 Prospectus Caption



1.   Cover Page...............................................    Cover Page

2.   Definitions..............................................    Definitions

3.   Synopsis.................................................    Summary

4.   Condensed Financial Information..........................    Not Applicable

5.   General
     (a)                                             Depositor         Transamerica Occidental Life
Insurance Company;
                                                                       Additional Information about
Transamerica
                                                                       Occidental Life Insurance Company;
     (b)                                            Registrant         The Variable Account
     (c)                                     Portfolio Company         The Funds
     (d)                                       Fund Prospectus         The Funds
     (e)                                         Voting Rights         Voting Rights

6.   Deductions and Expenses..................................
     (a)                                               General         Charges and Deductions
     (b)                                          Sales Load %         Contingent Deferred Sales Load
     (c)                                 Special Purchase Plan         Not Applicable
     (d)                                           Commissions         Distribution of the Contracts
     (e)                                         Fund Expenses         The Funds
     (f)                                    Operating Expenses         Variable Account Fee Table

7.   Contracts
     (a)                                   Persons with Rights         The Contract; Cash
Withdrawals; Death Benefit;
                                                                       Voting Rights
     (b)                           (i)   Allocation of Premium
                 Payments.....................................    Allocation of Purchase Payments
           (ii)  Transfers....................................    Transfers
           (iii) Exchanges....................................    Federal Tax Matters
     (c)                                               Changes         Addition, Deletion, or
Substitution

     (d)                                             Inquiries         Summary; Available Information

8.   Annuity Period...........................................    Annuity Payments

                                                       - 3 -






9.   Death Benefit............................................    Death Benefit



10.        Purchase and Contract Balances

     (a)                                             Purchases         Contract Application and
Purchase Payments
     (b)                                             Valuation         Participant Account Value
     (c)                                     Daily Calculation         Variable Accumulated Value
     (d)                                           Underwriter         Distribution of the Contracts

11.        Redemptions
     (a)                                    By Contract Owners         Withdrawals; Systematic
Withdrawal Option;
                                                                       Automatic Payout Option
           By Annuitant.......................................    Not Applicable
     (b)                                             Texas ORP         Not Applicable
     (c)                                           Check Delay         Cash Withdrawals
     (d)                                                 Lapse         Not Applicable
     (e)                                             Free Look         Definitions; Summary; Contract
Application and
           ...................................................    Purchase Payments

12.        Taxes..............................................    Federal Tax Matters

13.        Legal Proceedings..................................    Legal Proceedings

14.        Table of Contents for the
     Statement of
     Additional Information...................................    Statement of Additional Information Table
of
                                                                  Contents

                                                          PART B

Item of Form N-4                                                                Statement of Additional
                                                                                Information Caption

15.        Cover Page.........................................    Cover Page

16.        Table of Contents..................................    Table of Contents

17.        General Information
     and History..............................................    (Prospectus) Transamerica Occidental Life
                                                                  Insurance Company; (Prospectus)
Additional
                                                                  Information About Transamerica
Occidental Life
                                                                  Insurance Company

18.        Services...........................................
     (a)                                     Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Account Fee Table;
                                                                  (Prospectus) The Funds
     (b)                                  Management Contracts         (Prospectus) Third Party
Administration
     (c)                                             Custodian         Records and Reports;

                                                       - 4 -




Safekeeping of Account
                                                                       Assets
           Independent Auditors  .............................    (Prospectus) Accountants
     (d)                                  Assets of Registrant         Not Applicable
     (e)                                     Affiliated Person         Not Applicable
     (f)                                 Principal Underwriter         Not Applicable


19.        Purchase of Securities
     Being Offered............................................    (Prospectus) The Contract
     Offering Sales Load......................................    (Prospectus) Contingent Deferred Sales
Load

20.        Underwriters.......................................    (Prospectus) Distribution of the Contracts
21.        Calculation of Performance
     Data.....................................................    (Prospectus) Performance Data; Calculation of
                                                                  Yields and Total Returns
22.        Annuity Payments...................................    (Prospectus) Annuity Payments; Annuity
Period
23.        Financial Statements...............................    Financial Statements


                                                PART C -- OTHER INFORMATION

Item of Form N-4                                                       Part C Caption

24.        Financial Statements
     and Exhibits.............................................    Financial Statements and Exhibits
     (a)                                  Financial Statements         Financial Statements
     (b)                                              Exhibits         Exhibits

25.        Directors and Officers of
     the Depositor............................................    Directors and Officers of the Depositor

26.        Persons Controlled By or Under Common Control
     with the Depositor or Registrant                                  Persons Controlled By or
Under Common Control
                                                                       with the Depositor or Registrant

27.        Number of Contract Owners..........................    Number of Contract Owners

28.        Indemnification....................................    Indemnification

29.        Principal Underwriters.............................    Principal Underwriters

30.        Location of Accounts
     and Records..............................................    Location of Accounts and Records

31.        Management Services................................    Management Services

32.        Undertakings.......................................    Undertakings

     Signature Page...........................................    Signature Page

                                                       - 5 -

                                 PROFILE Of The
                              DREYFUS/TRANSAMERICA
                               TRIPLE ADVANTAGE(R)

                                VARIABLE ANNUITY

                                    Issued By

           TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORKMay 1, 1998


                    ThisProfile  is a  summary  of  some of the  more  important
                        points  that  you  should  know  and   consider   before
                        purchasing a Policy. The Policy is more fully described in the full Prospectus which accompanies this Profile.
Please read the Prospectus carefully.

1. The Annuity Policy. The Dreyfus/Transamerica Triple Advantage ("Policy") is an annuity policy or a contract between you and Transamerica Life Insurance Company of New York. In the Policy you can invest in your choice of eighteen Sub-Accounts corresponding to eighteen funds ("Portfolios") in the Variable Account and the Fixed Account. You could gain or lose money you invest in the Portfolios.


         The Policy is a deferred annuity, which means it has two phases: the accumulation phase and the annuity phase. During the accumulation phase you can invest additional premiums in the Policy, transfer your money among the Portfolios, and withdraw some or all of your investment. During this phase earnings accumulate on a tax-deferred basis for individuals, but if you withdraw money some or all of it may be taxable. Tax deferral is not available for corporations and some trusts.

         During the annuity phase Transamerica will make periodic payments to you. The dollar amount of the payments may depend on the amount of money invested and earned during the accumulation phase (and other factors, such as age and sex).

2. The Annuity Payments. You can generally decide when to end the accumulation phase and begin receiving annuity payments from Transamerica. You can choose fixed annuity payments, where the dollar amount of each payment generally stays the same, or variable payments that go up or down in dollar amount based on the investment performance of the Portfolios you select. You can choose among payments for the lifetime of an individual, or payments for the longer of one lifetime or a guaranteed period of 10, 15, or 20 years, or payments for one lifetime and the lifetime of another individual.

3. Purchasing a Policy. Generally, you must invest at least $5,000 to purchase a Policy, and then you can make more investments of at least $500 each ($100 each if made under the automatic payment plan and deducted from your bank account). You may cancel your Policy during the Free Look Period explained in item 10 on page 4 of this Profile.

         The Triple Advantage is designed for long-term tax-deferred accumulation of assets, generally for retirement or other long-term goals. People in high tax brackets get the most benefit from the tax deferral feature. You should not make an investment in the Policy for short-term purposes or if you cannot take the risk of losing some of your investment.


4. Investment Options. You can invest your premiums in any of the Sub-Accounts corresponding to the following eighteen Portfolios:

         Money Market               Capital Appreciation                International Value      Transamerica Growth
         Special Value              Stock Index                         Disciplined Stock        Core Value
         Zero Coupon 2000  Socially Responsible Growth        Small Company Stock       MidCap Stock
         Quality Bond               Growth and Income         Balanced
         Small Cap                  International Equity                Limited Term High Income


         These Portfolios are described in their own prospectuses. You can earn or lose money in any of these Portfolios.


Fixed Account: You can also invest in a Fixed Account option, where Transamerica guarantees the principal invested plus at least 3% annual interest.

5. Expenses. The Policy provides many benefits and features that you do not get with a regular mutual fund. It costs Transamerica money to provide these benefits, so there are charges in connection with the Policy. If you withdraw your money within seven years of investing it, there may be a withdrawal charge of up to 6% of the amount invested. Once each year we deduct a Policy Fee of no more than $30 (there is no fee if your Policy Value is over $50,000). Insurance and administrative charges of 1.40% per year are charged against the average daily value of your Policy and a $10 fee for transfers over 18 in one year. Advisory fees are also deducted by the Portfolios' manager and the Portfolios pay other expenses which in total, vary from 0.28% to 1.42% per year of the amounts in the Portfolios.

         Although New York currently has no premium tax on annuities, depending on where you live during the time you hold this Policy, there might be premium taxes ranging from 0 to 3.5% of your investment and/or on amounts you use to purchase annuity benefits.

         The following chart shows these charges (except transfer fees and premium taxes). The $30 annual Policy Fee is not included in the first column because the fee is waived for Policy Values over $50,000 and the approximate average Policy Value is over $50,000. The third column is the sum of the first two. The examples in the last two columns show the total amounts you would be charged, in dollars, if you invested $1,000, the investment grew 5% each year, and you withdrew your entire investment after one year or ten years. Year One includes the withdrawal charge and Year Ten does not.


EXAMPLES:
                                                                                Total
Portfolio/                   Annual           Annual                            Expenses          Total Expenses
Sub-Account                  Insurance        Portfolio         Total Annual    at end of         at end of
                             Charges          Charges           Charges         One Year          Ten  Years

Money Market                 1.40%            0.61%             2.01%           $74.40            $233.76
Special Value                1.40%            0.99%             2.39%           $78.21            $272.63
Zero Coupon 2000             1.40%            0.61%             2.01%           $74.40            $233.76
Quality Bond                 1.40%            0.75%             2.15%           $75.81            $248.27
Small Cap                    1.40%            0.78%             2.18%           $76.11            $251.35
Capital Appreciation         1.40%            0.80%             2.20%           $76.31            $253.39
Stock Index                  1.40%            0.28%             1.68%           $71.08            $198.70
Socially Responsible         1.40%            0.82%             2.22%           $76.51            $255.44
Growth and Income            1.40%            0.80%             2.20%           $76.31            $253.39
International Equity         1.40%            1.06%             2.46%           $78.91            $279.62
International Value          1.40%            1.42%             2.82%           $82.51            $314.73
Disciplined Stock            1.40%            1.02%             2.42%           $78.51            $275.63
Small Company                1.40%            1.12%             2.52%           $79.51            $285.56
Balanced                     1.40%            1.00%             2.40%           $78.31            $273.63
Limited Term High Income     1.40%            0.89%             2.29%           $77.21            $262.55
Transamerica Growth          1.40%            0.85%             2.25%           $76.84            $261.67
CoreValue                    1.40%            1.00%             2.40%           $78.36            $279.12
MidCap Stock                 1.40%            1.00%             2.40%           $78.36            $279.12

The Annual Portfolio Charges above are for 1997 and do not reflect expense reimbursement or fee waivers except for the Limited
Term High Income and Transamerica Growth Portfolios.  The Core Value and MidCap
 Stock Portfolios did not commence
operations in 1997; the numbers for these Portfolios are annualized estimates including reimbursements or waivers for
1998.  Expenses may be higher or lower in the future.  See the Variable Account
 Fee Table on page 9 of the Triple Advantage

prospectus for more detailed information.

6. Federal Income Taxes. Individuals generally are not taxed on increases in the policy value until a distribution occurs (e.g., a withdrawal or annuity payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the Policy). If you withdraw money, earnings come out first and are taxed. Generally, some portion (sometimes all) of any distribution or deemed distribution is taxable as ordinary income. In some cases, income taxes will be withheld from distributions. If you are under age 59 1/2 when you withdraw money, an additional 10% federal tax penalty may apply to the withdrawn earnings. Certain owners that are not individuals may be currently taxed on increases in the Policy, whether distributed or not.


7. Access to Your Money. You can generally take money out at any time during the accumulation phase. A withdrawal charge of up to 6% of a premium may be assessed by Transamerica, but no withdrawal charge will be assessed on money that has been in the Policy for seven years. In addition, after the first Policy Year, for only the first withdrawal in a Policy Year, you may withdraw the greater of accumulated earnings or 10% of Premiums received at least one but less than seven years ago. Additionally, at any time you can withdraw accumulated earnings on your premiums not previously withdrawn without a withdrawal charge. (See page 24 of the prospectus for a more detailed discussion.) You may have to pay taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2 years old.

8. Past Investment Performance. The value of the money you allocate to the Sub-Accounts will go up or down, depending on the investment performance of the Portfolios you pick. The following chart shows the past investment performance on a year by year basis for each Sub-Account. These figures have already been reduced by the insurance charges, the policy fee, the fund manager's fee and all the expenses of the mutual fund Portfolio, but these figures do not include the withdrawal charge, which would reduce performance if it applied. Remember, past performance is no guarantee of future performance or earnings.


                                  CALENDAR YEAR

PORTFOLIO/

SUB-ACCOUNT                     1997       1996       1995       1994       1993       1992       1991        1990
Money Market(1)                 3.66%      3.53%      4.21%      3.00%      1.86%      2.71%      4.54%       N/A
Special Value(1)                21.36%     (5.67%)    (0.48%)    (3.48%)    26.74%     (0.41%)    8.99%       N/A
Zero Coupon 2000(1)             5.45%      1.10%      16.35%     (5.41%)    13.52%     7.29%      17.14%      6.28%
Quality Bond(1)                 7.83%      1.63%      18.91%     (6.17%)    13.66%     10.45%     12.47%      N/A
Small Cap(1)                    15.06%     15.06%     28.84%     4.95%      65.77%     68.98%     156.07%     N/A
Capital Appreciation(2)         26.21%     22.71%     32.82%     1.45%      N/A        N/A        N/A         N/A
Stock Index(3)                  31.05%     19.80%     35.92%     (0.60%)    7.75%      5.55%      27.98%      (6.52%)
Socially Responsible(4)         26.59%     19.00%     33.67%     (0.08%)    N/A        N/A        N/A         N/A
Growth and Income(5)            14.53%     18.63%     59.58%     N/A        N/A        N/A        N/A         N/A
International Equity(5)         8.02%      9.82%      6.62%      N/A        N/A        N/A        N/A         N/A
International Value(6)          7.13%      N/A        N/A        N/A        N/A        N/A        N/A         N/A
Disciplined Stock(6)            29.62%     N/A        N/A        N/A        N/A        N/A        N/A         N/A
Small Company Stock(6)          20.01%     N/A        N/A        N/A        N/A        N/A        N/A         N/A
Transamerica Growth(7)          50.34%     26.63%     53.02%     7.71%      27.73%     13.58%     41.47%      (12.58%)


(1) Portfolio Inception 8-31-90             (3) Portfolio Inception 9-29-89
(7) Portfolio Inception 2-26-69
(2) Portfolio Inception 4-5-93              (4) Portfolio Inception 10-7-93
          (5) Portfolio Inception 12-15-94

          (6) Portfolio Inception 5-1-96
Data is for full years only. Therefore, no performance is reported for the Balanced and Limited Term High Income Sub-Accounts because these Sub-Accounts had not been in operation for a full year in1997. Additionally, the Core Value and MidCap Stock Sub-Accounts did not commence operations in 1997 and, therefore, no performance is reported for these Sub-Accounts. The figures for the Money Market, Special Value, Zero Coupon 200, Quality Bond, Small Cap, Stock Index and Transamerica Growth Sub-Accounts include data for periods before the Sub-Accounts commenced operations, based on the actual performance of the corresponding Portfolios since they commenced operation.

9. Death Benefit. If you or the Annuitant die during the accumulation phase, the beneficiary will receive a Death Benefit.


         If death occurs before age 85, the death benefit will be the greatest of: (1), the Policy Value; (2) the Premiums you've paid, less any amounts you have withdrawn (less any premium taxes applicable to those withdrawal's); or (3) the highest Policy Value on any anniversary of your purchase of the Policy up to the Owner's or Annuitant's age 75 (adjusted for additional investments and withdrawals since that anniversary, and less premium taxes). After age 85, the death benefit is the Policy Value.

10. Other Information. The Policy offers other features you might be interested in. These features may not be suitable for your particular situation. Some of these features include:


         FREE LOOK. After you get your Policy, you have ten days to look it over and decide if it is really right for you. If you decide not to keep the Policy, you can cancel it during this period, and you will get back all the amounts you allocated to the Fixed Account plus the current value of the amounts allocated to the Variable Accounts (this may be more or less than your investment) and no withdrawal charge will be deducted.

         DOLLAR COST AVERAGING. You can instruct Transamerica to automatically transfer amounts from the Premiums you allocated to the Money Market, Quality Bond or Limited Term High Income Sub-Accounts or the Fixed Account to any of the other Sub-Accounts each month. Dollar Cost Averaging is intended to give you a lower average cost per share or unit than a single, one time investment, but does not assure a profit or protect against loss and is intended to continue for some time period.


         AUTOMATIC ASSET REBALANCING. The performance of each Sub-Account may cause the allocation of value among the Sub-Accounts to change. You may instruct Transamerica to periodically automatically rebalance the amounts in the Sub-Accounts by reallocating amounts among them.

         SYSTEMATIC WITHDRAWAL OPTION. You can arrange to have Transamerica send you money automatically each month out of your Policy Value during the accumulation phase. There are limits on the amounts, but the withdrawal charge will not apply (the payments may be taxable and subject to the penalty tax if you are under age 59 1/2 ).

         AUTOMATIC PAYOUT OPTION. Certain pension and retirement plans require that certain amounts be distributed from the plan at certain ages. You can arrange to have such amounts distributed automatically during the accumulation phase.

11. INQUIRIES. You can get more information and have your questions answered by writing or calling:

         Transamerica Annuity Service Center
         P.O. Box 31728
         Charlotte, North Carolina 28231-1728

         800-258-4261

                                                  ["Front Maroon Cover"]

                                                          [LOGO]

                                                      PROSPECTUS FOR

                         DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R)

                              A Variable Annuity Issued by
                          Transamerica Life Insurance Company
                                      of New York

                            Including Fund Prospectuses for

                            DREYFUS VARIABLE INVESTMENT FUND
               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                            DREYFUS STOCK INDEX FUND


                          DREYFUS INVESTMENT PORTFOLIOS
         GROWTH PORTFOLIO OF TRANSAMERICA VARIABLE INSURANCE FUND, INC.

                                   May 1, 1998

                    DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R)
                                                     VARIABLE ANNUITY
                                    Issued by

                                      TRANSAMERICA LIFE INSURANCE COMPANY OF NEW
                              YORK 100 Manhattanville Road, Purchase New York 10577, 914-701-6000



         This Prospectus describes the Dreyfus/Transamerica Triple Advantage Variable Annuity, a variable annuity policy ("Policy") issued by Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company) ("Transamerica"). The Policy is designed to aid individuals in long-term financial planning and for retirement or other long-term purposes.


The Owner may allocate Premiums to one or more Sub-Accounts of Separate Account VA-2LNY (the "Variable Account"), to the Fixed Account (which credits interest at guaranteed annual rates) or to both.
         The Policy Value, except for amounts in the Fixed Account, will vary in accordance with the investment performance of the Portfolios in which the selected Sub-Accounts are invested. The Owner bears the entire investment risk for amounts allocated to the Variable Account. There is no guaranteed or minimum withdrawal value for amounts in the Variable Account; the Cash Surrender Value or Annuity Purchase Amount could be less than the Premiums invested in the Policy.

                                                          -------


         This Prospectus sets forth the basic information that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Policy is available free by writing Transamerica Life Insurance Company of New York, Annuity Service Center, at P.O. Box 31728, Charlotte, North Carolina 28231-1728 or by calling 800-258-4261. The Statement of Additional Information, which has the same date as this Prospectus, as it may be supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    Please read this prospectus carefully and retain it for future reference.
                   The date of this Prospectus is May 1, 1998

This Prospectus must be accompanied by current Prospectuses for Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios and Growth Portfolio of Transamerica Variable Insurance Fund, Inc.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

An investment in the Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Policy federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investing in the Policy involves certain investment risks, including possible loss of principal.

         The Policy provides for monthly Annuity Payments to be made by Transamerica on a fixed or a variable or combination of a fixed and variable basis for the life of the Annuitant or for some other period, beginning on the first day of the month following the Annuity Date selected by the Owner. Prior to the Annuity Date, the Owner can transfer amounts among the Sub-Accounts of the Variable Account. Some prohibitions and restrictions apply. The Fixed Account has restrictions on transfers. After the Annuity Date, some transfers are permitted among the Sub-Accounts if the Owner selects a Variable Annuity Payment Option. Before the Annuity Date, the Owner can also elect to withdraw all or a portion of the Cash Surrender Value in exchange for a cash payment from Transamerica; however, withdrawals may be subject to a Contingent Deferred Sales Load, premium taxes, federal tax and/or a tax penalty and, upon surrender, the annual Policy Fee will also be deducted.
         The Variable Account is divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific Portfolio. Eighteen Portfolios are available for investment under the Policies: Money Market, Special Value, Zero Coupon 2000, Quality Bond, Small Cap, Capital Appreciation, Growth and Income, International Equity, International Value, Disciplined Stock, Small Company Stock, Balanced and Limited Term High Income Portfolios of Dreyfus Variable Investment Fund; Dreyfus Stock Index Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; Core Value and MidCap Stock Portfolios of Dreyfus Investment Portfolios and the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. Certain fees and expenses are charged against the assets of each Portfolio. The Policy Value and the amount of any Variable Annuity payments will vary to reflect the investment performance of the Sub-Account(s) selected by the Owner and the deduction of the Policy charges described under "Charges and Deductions" on page 26. For more information about the Funds, see "The Funds" on page 17 and the accompanying Funds' prospectuses.

         The Initial Premium for the Policy must generally be at least $5,000 unless, with the prior permission of Transamerica, the Policy is sold as a Qualified Policy to certain retirement plans. Generally, each additional Premium must be at least $500, unless an automatic payment plan is selected. The prior approval of Transamerica is required before total Premiums for any Policy in excess of $1,000,000 will be accepted.

TABLE OF CONTENTS
                                                                       Page
DEFINITIONS
SUMMARY
CONDENSED FINANCIAL INFORMATION
PERFORMANCE DATA
TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE  ACCOUNT
         Transamerica Life Insurance Company of New York
         Published Ratings
         The Variable Account
THE FUNDS
         Addition, Deletion or Substitution

THE FIXED ACCOUNT
THE POLICY

POLICY APPLICATION AND PREMIUMS

         Premiums
         Allocation of Premiums
         Investment Option Limits

POLICY VALUE
TRANSFERS
         Before the Annuity Date
         Possible Restrictions
         Dollar Cost Averaging
         Automatic Asset Rebalancing
         After the Annuity Date
CASH WITHDRAWALS
         Withdrawals
         Systematic Withdrawal Option
         Automatic Payout Option
DEATH BENEFIT
         Payment of Death Benefit
         Designation of Beneficiaries
         Death of Annuitant Prior to the Annuity Date
         Death of Owner Prior to the Annuity Date
         Death of Annuitant or Owner After the Annuity Date

CHARGES AND DEDUCTIONS
         Contingent Deferred Sales Load
         Administrative Charges
         Mortality and Expense Risk Charge
         Premium Taxes
         Transfer Fee
         Systematic Withdrawal Option
         Taxes
         Portfolio Expenses
         Sales in Special Situations

ANNUITY PAYMENTS
         Annuity Date
         Annuity Payment
         Election of Annuity Forms and Payment Options
         Annuity Payment Options
         Fixed Annuity Payment Option
         Variable Annuity Payment Option
         Annuity Forms
         Alternate Fixed Annuity Rates
QUALIFIED POLICIES
         Automatic Payout Option
         Restrictions under 403(b) Programs
FEDERAL TAX MATTERS

         Premiums
Taxation of Annuities

         Qualified Policies
         Possible Change in Taxation
         Other Tax Consequences
DISTRIBUTION OF THE POLICY
36
LEGAL PROCEEDINGS
LEGAL MATTERS
ACCOUNTANTS
VOTING RIGHTS
AVAILABLE INFORMATION
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS
APPENDIX A
A-1
         Example of Variable Accumulation Unit Value Calculations
A-1
         Example of Variable Annuity Unit Value Calculations
A-1
         Example of Variable Annuity Payment Calculations
A-1

                                        This  Policy  is  available  only in New
York.

DEFINITIONS

Active Sub-Account: A Sub-Account of the Variable Account in which the Policy has current value.

Annuitant: The person: (a) whose life is used to determine the amount of monthly annuity payments on the Annuity Date; and (b) who is the Payee designated to receive monthly annuity payments, unless such Payee is changed by the Owner. The Annuitant cannot be changed after the Policy has been issued, except upon the Annuitant's death prior to the Annuity Date if a Contingent Annuitant has previously been named. In the case of a Qualified Policy used to fund an IRA or a 403(b) annuity, the Owner must be the Annuitant. Annuitant's Beneficiary: The person(s) named by the Owner who may receive the Death Benefit under the Policy, if: (a) the Annuitant is not the Owner, there is no named Contingent Annuitant and the Annuitant dies before the Annuity Date and before the death of the Owner(s); or (b) the Annuitant dies after the Annuity Date under an Annuity Form containing a period certain option. Annuity Date: The date on which the Annuity Purchase Amount will be applied to provide monthly annuity payments under the Annuity Form and Payment Option selected by the Owner. Monthly annuity payments will start the first day of the month immediately following the Annuity Date. Unless the Annuity Date is changed as allowed by the Policy, the Annuity Date will be as shown in the Policy. The Annuity Date may be changed by the Owner upon 30 days advance written notice to our Service Office. The revised Annuity Date may not be earlier than the first day of the calendar month coinciding with or next following the third Policy Anniversary. The Annuity Date may not be later than the first day of the calendar month immediately preceding the month of the Annuitant's 85th birthday. Annuity Payment: An amount paid by Transamerica at regular intervals to the Annuitant and/or any other Payee. It may be on a variable or fixed basis. Annuity Purchase Amount: The amount applied as a single premium to provide an annuity under the Annuity Form and Payment Options available under the Policy. The Annuity Purchase Amount is equal to the Policy Value, less any applicable Contingent Deferred Sales Load, and less any applicable premium taxes. In determining the Annuity Purchase Amount, Transamerica will waive the Contingent Deferred Sales Load if the Annuity Form involves life contingencies and the Annuity Date occurs on or after the third Policy Anniversary. Annuity Year: A one-year period starting on the Annuity Date and, after that, each succeeding one-year period. Cash Surrender Value: The amount payable to the Owner if the Policy is surrendered on or before the Annuity Date. The Cash Surrender Value is equal to the Policy Value, less the Policy Fee, less any applicable Contingent Deferred Sales Load, and less applicable premium taxes. Code: The U.S. Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder. Contingent Annuitant:
The person who: (a) becomes the Annuitant if the Annuitant dies before the Annuity Date; or (b) may receive benefits under the Policy if the Annuitant dies after the Annuity Date under an Annuity Form containing a contingent annuity option. A Contingent Annuitant may be designated only if the Owner is not also the Annuitant. The Contingent Annuitant may be changed at any time by the Owner while the Annuitant is living and before the Annuity Date. Fixed Account: All or portions of Net Premiums and transfers may be allocated to the Fixed Account. The Fixed Account assets are general assets of the Company and are distinguishable from those allocated to a separate account of the Company. Fixed Accumulated Value: The total dollar amount of all amounts held under the Fixed Account for the policy prior to the Annuity Date. The Fixed Accumulated Value prior to the Annuity Date is equal to: (a) Net Premiums allocated to the Fixed Account plus interest credited; less (b) reductions for the annual Policy Fee deducted on the last business day of each Policy Year; plus or minus (c) amounts transferred to or from the Variable Sub-Accounts; less (d) any applicable Transfer Fees; and less (e) withdrawals from Fixed Account. Fixed Annuity: An annuity with predetermined payment amounts. Free Look Period: The period of time, currently 10 days, beginning when the Owner has received the Policy, during which the Owner has the right to cancel the Policy. Funds: Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios and Transamerica Variable Insurance Fund, Inc., in which the Variable Account currently invests. Inactive Sub-Account: A Sub-Account of the Variable Account in which the Policy has a zero balance. Net Investment Factor: An index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Net Premium:
A Premium reduced by any applicable premium tax (including retaliatory premium taxes). Non-Qualified Policy: A Policy other than a Qualified Policy. Owner (Joint Owners): The person or persons who, while living, control(s) all rights and benefits under the Policy. Joint Owners own the Policy equally with the right of survivorship. The right of survivorship means that if a Joint Owner dies, his or her interest in the policy will pass to the surviving Joint Owner in accordance with the Death Benefit provision. Qualified Policies may not have Joint Owners. Owner's Beneficiary: The person who becomes the Owner of the Policy if the Owner dies. If the Policy has Joint Owners, the surviving Joint Owner will be the Owner's Beneficiary. Payee: The person who receives the Annuity Payments after the Annuity Date. The Payee will be the Annuitant, unless otherwise changed by the Owner. Policy Anniversary: The same month and day as the Policy Date in each calendar year after the calendar year in which the Policy Date occurs. Policy Date: The effective date of the Policy as shown on the Policy. Policy Value: The sum of the Fixed Accumulated Value plus the Variable Accumulated Value.Policy Year: The 12-month period from the Policy Date and ending with the day before the first Policy Anniversary and each twelve month period thereafter. The first Policy Year for any particular Net Premium is the Policy Year in which the Premium is received by the Service Center.
Portfolio: Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., or any one of the Series of Dreyfus Variable Investment Fund or any one of the Portfolios of Dreyfus Investment Portfolios or the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., underlying a Sub-Account of the Variable Account. Proof of Death: May be: (a) a copy of a certified death certificate; (b) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to Transamerica. Qualified Policy: A Policy issued in connection with a retirement plan or program.Receipt: Receipt and acceptance by Transamerica at its Service Center. Series: Any of the portfolios of Dreyfus Variable Investment Fund available for investment by a Sub-Account under the Policy. Service Center:
Transamerica's Annuity Service Center, at P.O. Box 31728, Charlotte, North Carolina 28231-1728 and at telephone (800) 258-4261. Source Account: A Sub-Account of the Variable Account or the Fixed Account, as permitted, from which Dollar Cost Averaging transfers are being made. Sub-Account: A subdivision of the Variable Account investing solely in shares of one of the Portfolios. Valuation Day: Any day the New York Stock Exchange is open for trading. Valuation Period: The time interval between the closing of the New York Stock Exchange on consecutive Valuation Days. Variable Account: Separate Account VA-2LNY, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 4240 of the New York Insurance Law and Regulation 47 (part 50). The Variable Account contains several Sub-Accounts to which all or portions of Net Premiums and transfers may be allocated. Variable Accumulated Value: The total dollar amount of all Variable Accumulation Units under each Sub-Account of the Variable Account held for the Policy prior to the Annuity Date. The Variable Accumulated Value prior to the Annuity Date is equal to: (a) Net Premiums allocated to the Sub-Accounts; plus or minus (b) any increase or decrease in the value of assets of the Sub-Accounts due to investment results; less (c) the daily Mortality and Expense Risk Charge; less (d) the daily Administrative Expense Charge; less (e) reductions for the annual Policy Fee deducted on the last business day of each Policy Year; plus or minus (f) amounts transferred to or from the Fixed Account; less (g) any applicable Transfer Fees; and less (h) withdrawals from the Sub-Accounts. Variable Accumulation Unit: A unit of measure used to determine the Policy Value prior to the Annuity Date. The value of a Variable Accumulation Unit varies with each Sub-Account. Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified
Sub-Accounts of the Variable Account. Variable Annuity Unit: A unit of measure used to determine the amount of the second and each subsequent payment under a Variable Annuity Payment Option. The value of a Variable Annuity Unit varies with each Sub-Account. Withdrawals: Refers to partial withdrawals, full surrenders, and systematic withdrawals that are paid in cash to the Owner or person(s) specified by the Owner. Written Notice (or Written Request): A notice or request in writing by the Owner to Transamerica's Service Center. Such a request must contain original signatures; no carbons or photocopies will be accepted. Transamerica reserves the right to accept a facsimile copy.

SUMMARY

The Policy

         The Flexible Premium Multi-Funded Deferred Annuity Policy (the "Policy") described in this Prospectus is designed to aid individuals in long-term financial planning and for retirement or other long-term purposes. The Policy may be used in connection with (a) non-qualified plans; (b) as an individual retirement annuity that qualifies for special tax treatment under Code Section 408 and whose initial Premium is a rollover or transfer from a qualified retirement plan receiving special tax treatment under Code Sections 401(a), 403(b) and 408 (a "rollover IRA"); or (c) with Transamerica's prior approval, as an individual retirement annuity that qualifies for special tax treatment under Code Section 408A and whose initial Premium is a rollover, transfer or conversion from other individual retirement plans issued under
Sections 408 or 408A of the Code (a "rollover Roth IRA"). Additionally, with Transamerica's prior permission, the Policy may be used as an IRA or Roth IRA whose initial Premium is limited to the contribution limitations of the Code (a "contributory IRA" or "contributory Roth IRA") under Sections 408 or 408A of the Code, as an annuity under Section 403(b) of the Code and with various types of qualified pension and profit-sharing plans under Section 401(a) of the Code. The Policy is issued by Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company) ("Transamerica"), a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company, having its principal office at 100 Manhattanville Road, Purchase, New York 10577, telephone (914) 701-6000. The change in name to Transamerica Life Insurance Company of New York is effective May 1, 1997.

         The Policy provides that the Policy Value, after certain adjustments, will be applied to an Annuity Form and Payment Option on a selected future date (see "Annuity Date", page 29).
         The Policy Value will depend on the investment experience of each Sub-Account of the Variable Account selected by the Owner. All payments and values provided under the Policy when based on the investment experience of the Variable Account are variable and are not guaranteed as to dollar amount. Therefore, prior to the Annuity Date the Owner bears the entire investment risk under the Policy.
         There is no guaranteed or minimum Cash Surrender Value, so the proceeds of a surrender could be less than the total Premiums.

         The Initial Premium for each Policy must generally be at least $5,000 unless, with Transamerica's permission, the Policy is sold as a Qualified Policy to certain retirement plans. Generally, each additional Premium must be at least $500 (unless an automatic payment plan is selected). In no event, however, may the total of all Premiums under a Policy exceed $1,000,000 without the prior approval of Transamerica. The minimum Net Premium that may be allocated to an Inactive Sub-Account is $500. (See "Policy Application and Premiums" page 21.) The Variable Account
         The Variable Account is a separate account (Separate Account VA-2LNY) that is subdivided into Sub-Accounts. (See "The Variable Account" page 17.) Assets of each Sub-Account are invested in a specified mutual fund Portfolio. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a specific Series of Dreyfus Variable Investment Fund or a Portfolio of Dreyfus Investment Portfolios or in the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., or in Dreyfus Stock Index Fund or in The Dreyfus Socially Responsible Growth Fund, Inc. (together "The Funds"). The following eighteen Portfolios are currently available for investment in the Variable Account. All Sub-Accounts may not be available May 1, 1998.

         Money Market               Capital Appreciation               International Value       Transamerica Growth
         Special Value              Stock Index                        Disciplined Stock         Core Value
         Zero Coupon 2000  Socially Responsible Growth        Small Company Stock       MidCap Stock      Quality Bond

Growth and Income          Balanced
         Small Cap                  International Equity               Limited Term High Income


         The Funds pay their investment adviser and administrators certain fees charged against the assets of each Portfolio. The Policy Value, if any, of a Policy and the amount of any Variable Annuity Payments will vary to reflect the investment performance of all of the Sub-Accounts selected by the Owner and the deduction of the charges described under "Charges and Deductions" on page 26. For more information about the Funds, see "The Funds" page 17 and the accompanying Funds' prospectuses. The Fixed Account
         The amounts in the Fixed Account will be credited interest at a rate of not less than 3% annually. Transamerica may credit interest at a rate in excess of 3% at its discretion for any class. Each interest rate will be guaranteed to be credtied for at least 12 months. (See "The Fixed Account" page ___.) Investment Option Limit
         Currently, the owner may not elect more than a total of eighteen investment options over the life of the Policy.
Investment options include Sub-Accounts of the Variable Account and the Fixed Account. See "Investment Option Limit" page ____.
Transfers Before the Annuity Date

         Prior to the Annuity Date, the Owner may make transfers between and among the Sub-Accounts of the Variable Account. A "transfer" is the reallocation of amounts among the Sub-Accounts of the Variable Account.


         There is a $10 fee for each transfer in excess of 18 per Policy Year. Transfers specifically excluded under (See "Transfer Fee" page 29.) (For Transfers after the Annuity Date, see "After the Annuity Date" page 24.)

Withdrawals
         All or part of the Cash Surrender Value for a Policy may be withdrawn by the Owner on or before the Annuity Date. However, amounts withdrawn may be subject to a Contingent Deferred Sales Load. (See "Contingent Deferred Sales Load" page 27.) Amounts withdrawn may be subject to a premium tax or similar tax, depending upon the state in which the Owner lives. Withdrawals may further be subject to any federal, state or local income tax, and subject to a penalty tax and Qualified Policies may be subject to severe restrictions. (See "Qualified Policies" page 32 and "Federal Tax Matters" page 33.) (Except for rollover IRA's, Qualified Policies are sold only with Transamerica's prior permission.) The annual Policy Fee generally will be deducted on a full surrender of a Policy. (See "Cash Withdrawals" page 24 for additional limitations regarding withdrawals.) Contingent Deferred Sales Load
         Transamerica does not deduct a sales charge from Premiums (although premium taxes may be deducted). However, if any part of the Policy Value is withdrawn, a Contingent Deferred Sales Load of up to 6% of Premiums withdrawn may be assessed by Transamerica to cover certain expenses relating to the sale of the Policies, including commissions to registered representatives and other promotional expenses. TRANSAMERICA GUARANTEES THAT THE AGGREGATE CONTINGENT DEFERRED SALES LOAD WILL NEVER EXCEED 6% OF THE PREMIUMS. After a Premium has been held by Transamerica for seven Policy Years, the remaining Premium may be withdrawn without charge.
         Certain amounts may be withdrawn free of any Contingent Deferred Sales Load. The Owner may make withdrawals up to the "Allowed Amount" (described below) without incurring a Contingent Deferred Sales Load each Policy Year before the Annuity Date. During the first Policy Year, the Allowed Amount is equal to accumulated earnings not previously withdrawn. For the first withdrawal, and only the first withdrawal, in a Policy Year after the first Policy Year, the available Allowed Amount is equal to the sum of (a) 100% of Premiums not previously withdrawn and received at least seven Policy years before the date of withdrawal; plus (b) the greater of (i) the accumulated earnings not previously withdrawn or (ii) 10% of Premiums received at least one but less than seven complete Policy Years before the date of withdrawal not reduced to take into account any withdrawals deemed to be made from such Premiums. After the first withdrawal in a Policy Year, after the first Policy Year, the available Allowed Amount is equal to the sum of: (a) 100% of Premiums not previously withdrawn and received at least seven complete Policy Years before the date of withdrawal; plus (b) accumulated earnings not previously withdrawn. Withdrawals will always be made first from accumulated earnings, and then from Premiums on a first in first out basis. Therefore, accumulated earnings could be withdrawn as part of the first withdrawal in a Policy Year and, therefore, not be available for withdrawals made later that Policy Year. If an Allowed Amount is not withdrawn during a Policy Year. However, accumulated earnings, if any, in an Owner's Policy Value are always available as the Allowed Amount. No withdrawals are allowed with regard to Premiums made by a check which has not cleared. (See "Contingent Deferred Sales Load" page 27 and "Cash Withdrawals" page 24.) Other Charges and Deductions
         Transamerica deducts a daily charge (the "Mortality and Expense Risk Charge") equal to a percentage of the value of the net assets in the Variable Account for the mortality and expense risks assumed. The effective annual rate of this charge is 1.25% of the value of the net assets in the Variable Account attributable to the Policies. (See "Mortality and Expense Risk Charge" page 28.) TRANSAMERICA GUARANTEES THAT THIS MORTALITY AND EXPENSE RISK CHARGE WILL NOT BE INCREASED.
         Transamerica also deducts a daily charge (the "Administrative Expense Charge") equal to a percentage of the value of the net assets in the Variable Account corresponding to an effective annual rate of 0.15% to help cover some of the costs of administering the Policy and the Variable Account. This charge may change, but it is guaranteed not to exceed a maximum effective annual rate of 0.25%. (See "Administrative Charges" page 28).
         There is also an administrative charge (the "Policy Fee") each year for Policy maintenance. This fee is currently $30 (or 2% of the Policy Value, if less) but will not be assessed for Policy Years in which the Policy Value exceeds $50,000 on the last business day of the Policy Year or as of the date the Policy is surrendered. The Policy Fee will be deducted at the end of the Policy Year or when the Policy is surrendered, if earlier. The Policy Fee may change but it is guaranteed not to exceed $60 (or 2% of the Policy Value, if less) per Policy Year. After the Annuity Date this fee is referred to as the Annuity Fee. The Annuity Fee is $30 and will not change. (See "Administrative Charges" page 28.)

         A $10 charge is imposed for each transfer in excess of eighteen during a Policy Year. (See "Transfer Fee" page
29.)

         Also, New York currently has no premium tax nor retaliatory premium tax. If New York imposes these taxes in the future,  or if the Owner is or becomes a resident of a state other than New
York where such taxes apply, the charges could be deducted from Premiums and/or from the Annuity Purchase Amount upon annuitization.  (See "Premium  Taxes" page 28.)
Variable Account Fee Table
         The purpose of this table is to assist in understanding the various costs and expenses that the Owner will bear directly and indirectly. The table reflects expenses of the Variable Account as well as of the Portfolios. The table assumes that the entire Policy Value is in the Variable Account. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions" on page 26 of this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, premium taxes may be applicable.

Policy Transaction Expenses(1)
         Sales Load Imposed on Premiums                                                                    0
         Maximum Contingent Deferred Sales Load(2)                                                        6%

                Range of Contingent Deferred Sales Load Over Time

                                                                                                 Contingent Deferred
Policy Years since                                                                                   Sales Load
Premiums Receipt                                                                                     Percentage
     Less than 2 years                                                                                    6%
     2 years but less than 4 years                                                                        5%
     4 years but less than 6 years                                                                        4%
     6 years but less than 7 years                                                                        2%
     7 or more                                                                                            0%



     Transfer Fee (first 18 per Policy Year)(3)                                                            0
     Systematic Withdrawal Fee(3)                                                                          0
     Policy Fee(4)                                                                                        $30

     Variable Account Annual Expenses(1)
     Mortality and Expense Risk Charges                                                                  1.25%
     Administrative Expense Charge(5)                                                                    0.15%
     Other Fees and Expenses of the Variable Account                                                     0.00%
     Total Variable Account Annual Expenses                                                              1.40%





                            Portfolio Annual Expenses
                       (as a percentage of assets after fee waiver and/or expense reimbursement)(6)


     -------------------------------------- ------------------ ------------------ --------------------------

                                               Management            Other             Total Portfolio
     Portfolios                                    Fee             Expenses            Annual Expense

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Money Market                                 0.50%              0.11%                  0.61%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Special Value                                0.75%              0.24%                  0.99%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Zero Coupon 2000                             0.45%              0.16%                  0.61%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Quality Bond                                 0.65%              0.10%                  0.75%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Small Cap                                    0.75%              0.03%                  0.78%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Capital Appreciation                         0.75%              0.05%                  0.80%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Stock Index Fund                             0.25%              0.03%                  0.28%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Socially Responsible Growth Fund             0.75%              0.07%                  0.82%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Growth and Income                            0.75%              0.05%                  0.80%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     International Equity                         0.75%              0.31%                  1.06%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     International Value                          1.00%              0.42%                  1.42%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Disciplined Stock                            0.75%              0.27%                  1.02%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Small Company Stock                          0.75%              0.37%                  1.12%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Balanced                                     0.75%              0.25%                  1.00%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Limited Term High Income                     0.65%              0.24%                  0.89%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Transamerica Growth                          0.75%              0.10%                  0.85%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     Core Value                                   0.75%              0.25%                  1.00%

     -------------------------------------- ------------------ ------------------ --------------------------
     -------------------------------------- ------------------ ------------------ --------------------------

     MidCap Stock                                 0.75%              0.25%                  1.00%

     -------------------------------------- ------------------ ------------------ --------------------------




Expense information regarding the Portfolios has been provided by the Funds. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures. In preparing the table above and the examples that follow, Transamerica has relied on the figures provided by the Funds. These figures are for the year ended December 31, 1997, except for Core Value and MidCap Stock, which are annualized estimates for the year 1998, their first year of operation. Actual expenses in future years may be higher or lower than the figures above.


Notes to Fee Table:
(1) The Policy Transaction Expenses apply to each Policy, regardless of how Policy Value is allocated between the Variable Account and the Fixed Account. The Variable Account Annual Expenses do not apply to the Fixed Account.
(2) A portion of the Premiums may be withdrawn each year after the first Policy Year without imposition of any Contingent Deferred Sales Load; after a Premium has been held by Transamerica for seven Policy Years, the remaining may be withdrawn free of any Contingent Deferred Sales Load ("CDSL"); accumulated earnings may always be withdrawn without imposition of a CDSL. (See "Contingent Deferred Sales Load" page 27.)

(3) A Transfer Fee of $10 will be imposed for each transfer in excess of 18 in a Policy Year. Transamerica may also impose a fee (of up to $25 per year) if the systematic withdrawal option is elected. (See "Charges and Deductions" page 26.)

(4) The current annual Policy Fee is $30 (or 2% of the Policy Value, if less) per Policy Year. The fee may be changed annually, but it may not exceed $60 (or 2% of the Policy Value, if less). (See "Charges and Deductions" page 26.)
 (5)      The current  annual  Administrative  Expense  Charge is 0.15%;
it may be increased to 0.25%. . (See "Charges and Deductions" page 26.)

  From time to time, each Portfolio's investment adviser, in its sole discretion, may waive all or part of its fees and/or voluntarily assume certain Portfolio expenses. The expenses shown in the above Portfolio Annual Expenses table reflect the Portfolio's Adviser's waiver of fees or reimbursement of expenses, if applicable, for calendar year 1997, except for Core Value and MidCap Stock Portfolios which are annualized estimates of expenses to be paid in 1998. It is anticipated that such waivers and reimbursements will continue for calendar year 1998. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses for 1997 would have been, as a percentage of assets, 0.75%, 0.23% and 0.98% for Transamerica Growth Portfolio and 0.65%, 0.29%, and 0.94% for Limited Term High Income Portfolio, respectively.



Examples*

         The following three examples reflect no Policy Fee deduction because the approximate average Policy Value is more than $50,000 and the Policy Fee is waived for Policy Value over $50,000.
         These examples all assume no Transfer Fees, systematic withdrawal fee or premium tax have been assessed. Premium taxes may be applicable. (See "Premium Taxes" page 28.)

         These  examples  show  expenses  without  reflecting  fee  waivers  and reimbursements for 1997. Except for the Limited Term High Income and Transamerica Growth Portfolios, it is not anticipated that there will be any fee waivers or expense reimbursements in the future.



Example 1
         If the Owner surrenders the Policy at the end of the applicable time period, he/she would pay the following expenses on a $1,000 Initial Premium assuming a 5% annual return on assets:


                                           1 Year       3 Years      5 Years      10 Years
Money Market                               $74.40       $108.05      $141.94      $233.76
Special Value                              $78.21       $119.55      $162.05      $272.63
Zero Coupon 2000                           $74.40       $108.05      $141.94      $233.76
Quality Bond                               $75.81       $112.30      $149.39      $248.27
Small Capital                              $76.11       $113.21      $150.98      $251.35
Capital Appreciation                       $76.31       $113.82      $152.04      $253.39
Stock Index                                $71.08        $97.81      $124.16      $198.70
Socially Responsible Growth                $76.51       $114.42      $153.10      $255.44
Growth Income                              $76.31       $113.82      $152.04      $253.39
International Equity                       $78.91       $121.65      $165.71      $279.62
International Value                        $82.51       $132.40      $184.33      $314.73
Disciplined Stock                          $78.51       $120.45      $163.62      $275.63
Small Company Stock                        $79.51       $123.45      $168.84      $285.56
Balanced Fund                              $78.31       $119.85      $162.57      $273.63
Limited Term High Income                   $77.21       $116.53      $156.79      $262.55
Transamerica Growth Fund                   $76.84       $115.58      $154.87      $261.67
Core Value                                 $78.36       $120.28      $162.95      $279.12
MidCap Stock                               $78.36       $120.28      $162.95      $279.12





Example 2
         If the Owner does not surrender and does not annuitize the Policy, he/she would pay the following expenses on a $1,000 Initial Premium assuming a 5% annual return on assets:



                                           1 Year       3 Years      5 Years      10 Years
Money Market                               $20.40        $63.05      $108.29      $233.76
Special Value                              $24.21        $74.55      $127.55      $272.63
Zero Coupon 2000                           $20.40        $63.05      $108.29      $233.76
Quality Bond                               $21.81        $67.30      $115.43      $248.27
Small Capital                              $22.11        $68.21      $116.95      $251.35
Capital Appreciation                       $22.31        $68.82      $117.96      $253.39
Stock Index                                $17.08        $52.96       $91.26      $198.70
Socially Responsible Growth                $22.51        $69.42      $118.98      $255.44
Growth Income                              $22.31        $68.82      $117.96      $253.39
International Equity                       $24.91        $76.65      $131.05      $279.62
International Value                        $28.51        $87.40      $148.89      $314.73
Disciplined Stock                          $24.51        $75.45      $129.05      $275.63
Small Company Stock                        $25.51        $78.45      $134.05      $285.56
Balanced Fund                              $24.31        $74.85      $128.05      $273.63
Limited Term High Income                   $23.21        $71.53      $122.51      $262.55
Transamerica Growth Fund                   $22.84        $70.58      $121.22      $261.67
Core Value                                 $24.36        $75.28      $129.30      $279.12
MidCap Stock                               $24.36        $75.28      $129.30      $279.12


Example 3
          If the Owner elects to annuitize at the end of the applicable period under an Annuity Form with life contingencies,** he/she would pay the following expenses on a $1,000 Initial Premium assuming a 5% annual return on assets:



                                           1 Year       3 Years      5 Years      10 Years
Money Market                               $74.40        $63.05      $108.29      $233.76
Special Value                              $78.21        $74.55      $127.55      $272.63
Zero Coupon 2000                           $74.40        $63.05      $108.29      $233.76
Quality Bond                               $75.81        $67.30      $115.43      $248.27
Small Capital                              $76.11        $68.21      $116.95      $251.35
Capital Appreciation                       $76.31        $68.82      $117.96      $253.39
Stock Index                                $71.08        $52.96       $91.26      $198.70
Socially Responsible. Growth               $76.51        $69.42      $118.98      $255.44
Growth Income                              $76.31        $68.82      $117.96      $253.39
International Equity                       $78.91        $76.65      $131.05      $279.62
International Value                        $82.51        $87.40      $148.89      $314.73
Disciplined Stock                          $78.51        $75.45      $129.05      $275.63
Small Company Stock                        $79.51        $78.45      $134.05      $285.56
Balanced Fund                              $78.31        $74.85      $128.05      $273.63
Limited Term High Income                   $77.21        $71.53      $122.51      $262.55
Transamerica Growth Fund                   $76.84        $70.58      $121.22      $261.67
Core Value                                 $78.36        $75.28      $129.30      $279.12
MidCap Stock                               $78.36        $75.28      $129.30      $279.12


* In preparing the examples above, Transamerica has relied on the data provided by the Funds. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures.
** For annuitization under a form that does not include life contingencies, a Contingent Deferred Sales Load may apply.

THESE EXAMPLES SHOULD NOT BE CONSIDERED  REPRESENTATIONS  OF PAST OR FUTURE
 EXPENSES.  ACTUAL EXPENSES PAID MAY BE GREATER
OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE POLICY. The assumed 5% annual return is only hypothetical.
It is not a representation of past or future returns. Actual returns could be greater or less than this assumed rate.
Annuity Payments
         Annuity Payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis as the Owner selects. The Owner has flexibility in choosing the Annuity Date for his or her Policy. In no event may the Annuity Date be later than the first day of the month immediately preceding the month of the Annuitant's 85th birthday nor earlier than the first day of the month coinciding with or immediately following the third Policy Anniversary. Annuity Payments will begin on the first day of the calendar month following the Annuity Date. (See "Annuity Payments" page 29.)
         Four Annuity Forms are available under the Policy:  (1) Life Annuity;
 (2) Life and Contingent  Annuity;  (3) Life
Annuity with Period Certain; and (4) Joint and Survivor Annuity. (See "Annuity Forms" page 30.)
Payments on Death Before the Annuity Date
         A death benefit is paid on the death of either the Owner or Annuitant prior to the Annuity Date. If the deceased Owner or Annuitant, as applicable, had not attained their 85th birthday, the death benefit for a Policy is the greatest of (a) the Policy Value, (b) all Premiums paid to the Policy less withdrawals and any premium taxes applicable to those withdrawals or (c) the greatest Policy Anniversary Value prior to the earliest of the Annuitant's or Owner's 75th birthday increased by Premiums paid since that Policy Anniversary less withdrawals and any premium taxes applicable to those withdrawals. If the deceased Owner or Annuitant, as applicable, had attained age 85, the death benefit will be the Policy Value. The death benefit will generally be paid within seven days of receipt of the required Proof of Death of the Owner or the Annuitant and election of the method of settlement or as soon thereafter as Transamerica has sufficient information about the Beneficiary to make the payment, but if no settlement method is elected the death benefit will be paid no later than one year from the date of death. No Contingent Deferred Sales Load is imposed. The death benefit may be paid as either a lump sum or as an annuity. (See "Death Benefit" page 26.) Federal Income Tax Consequences
         An Owner who is a natural person generally should not be taxed on increases in the Policy Value until a distribution under the Policy occurs (e.g., a withdrawal or Annuity Payment) or is deemed to occur (e.g., a pledge, loan, or assignment of a Policy). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise, except that mandatory withholding may apply for certain Qualified Policies. In addition, a federal penalty tax may apply to certain distributions or deemed distributions. (See "Federal Tax Matters" page 33.) Right to Cancel

         The Owner has the right to examine the Policy for a limited period, known as a "Free Look Period." The Owner can cancel the Policy by delivering or mailing a written notice or by sending a telegram to (a) the agent through whom the Policy was purchased or (b) the Service Center before midnight of the tenth day (or longer if required by New York Department of Insurance) after receipt of the Policy. Notice given by mail and the return of the Policy by mail, properly addressed and postage prepaid, will be deemed by Transamerica to have been made on the date postmarked. Transamerica will refund the amounts allocated to the Fixed Account and the Variable Accumulated Value determined as of the date the notice is postmarked within seven days after receipt of such notice to cancel and the returned Policy. Questions

         Any questions about procedures or the Policy will be answered by the Transamerica Annuity Service Center ("Service Center") at P.O. Box 31728, Charlotte, North Carolina 28231-1728 or call (800) 258-4261. All inquiries should include the Policy Number and the Owner's and Annuitant's names.

         NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus and in the prospectuses for the Funds which should be referred to for more detailed information. With respect to Qualified Policies, it should be noted that the requirements of a particular retirement plan, an endorsement to the Policy, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended,may impose limits or restrictions on Premiums, Withdrawals, distributions, or benefits, or on other provisions of the Policy. This Prospectus does not describe such limitations or restrictions. (See "Federal Tax Matters" page 33.)


CONDENSED FINANCIAL INFORMATION

         The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

         The following table sets forth certain information regarding the Sub-Accounts for the period from commencement of business operations of the Sub-Account through December 31, 1997. The Core Value, MidCap Stock and Transamerica Growth Sub-Accounts are not included because these Sub-Accounts did not commence operations during1997. The Variable Accumulation Unit values and the number of Variable Accumulation Units outstanding for each Sub-Account for the periods shown are as follows:


                                            Year Ending December 31, 1993
-----------------------------------------------------------------

                           Money         Special       Zero Coupon      Quality
                          Market          Value           2000           Bond         Small Cap
                        Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                    (Inception 1/4/93)(Inception 1/4/93)(Inception 1/4/93)(Inception 1/4/93)                    (Inception 1/4/93)
Accumulation Unit Value
    at Beginning of Period                $1.021         $12.797        $13.225        $12.310       $39.620
Accumulation Unit Value
    at End of Period       $1.018        $12.861         $13.373        $12.445        $37.702
Number of Accumulation
    Units Outstanding
    at End of Period   2,678,280.492   167,686.797     137,252.898    86,752.856     138,557.449


              Capital Appreciation Stock IndexSocially Responsible
                                            Sub-Account      Sub-Account     Sub-Account
                                            (Inception-      (Inception      (Inception-
                                             April 5,        January 4,      October 7,
                                               1993)            1993            1993)
Accumulation Unit Value at
   Beginning of Period                         $6.590          $16.590          $12.490
Accumulation Unit Value at
   End of Period                              $13.160          $16.521          $13.364
Number of Accumulation Units
   Outstanding at End of Period              44,612.892       32,543.274        3,555.254

                                            Year Ending December 31, 1994
                     ---------------------------------------------------------------------------------



                           Money       Special    Zero Coupon     Quality
                          Market        Value        2000          Bond       Small Cap
                        Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
Accumulation Unit Value
    at Beginning of Period             $1.018       $12.861       $13.373      $12.445                                $37.702
Accumulation Unit Value
    at End of Period      $1.048       $12.496      $12.672       $11.710      $40.064
Number of Accumulation
    Units Outstanding
    at End of Period  8,547,165.659  820,985.237  203,164.533   164,657.770  612,327.237



                       Capital Appreciation     Stock Index            Socially Responsible
                            Sub-Account         Sub-Account            Sub-Account
Accumulation Unit Value
    at Beginning of Period                        $13.160           $16.521     $13.364
Accumulation Unit Value
    at End of Period             $13.373          $16.437           $13.377
Number of Accumulation
    Units Outstanding

    at End of Period           285,265.910      190,496.642       24,171.591




                          Year Ending December 31, 1995
      ---------------------------------------------------------------------------------------------------------------



                               Money          Special        Zero Coupon         Quality
                              Market           Value            2000              Bond          Small Cap
                            Sub-Account     Sub-Account      Sub-Account       Sub-Account     Sub-Account
Accumulation Unit Value

    at Beginning of Period                     $1.048          $12.496           $12.672        $11.710   $40.064
Accumulation Unit Value

    at End of Period          $1.093          $12.292          $14.740           $13.908        $51.121
Number of Accumulation
    Units Outstanding
    at End of Period   9,084,943.487      666,488.480      351,788.006       454,139.991    817,445.023



                                                                              Growth and Income International Equity
                                                                                 Sub-Account         Sub-Account
                        Capital Appreciation Stock Index   Socially Responsible  (Inception          (Inception
                             Sub-Account     Sub-Account        Sub-Account    January 5, 1995     January 5, 1995
                             -------------------------------------------------------------------------------------
Accumulation Unit Value
    at Beginning of Period    $13.373          $16.437            $13.377          $12.235             $12.024
Accumulation Unit Value
    at End of Period          $17.610          $22.172            $17.752          $19.426             $12.964
Number of Accumulation
    Units Outstanding
    at End of Period      587,928.246      365,482.688         49,020.846      734,393.096          61,152.467







                          Year Ending December 31, 1996
         ---------------------------------------------------------------------------------------------------------

                           Money              Special        Zero Coupon         Quality
                          Market               Value            2000              Bond           Small Cap
                        Sub-Account         Sub-Account      Sub-Account       Sub-Account      Sub-Account
Accumulation Unit Value
    at Beginning of Period                    $1.093           $12.292           $14.740          $13.908             $51.121
Accumulation Unit Value
    at End of Period      $1.132              $11.682          $14.911           $14.142          $58.773
Number of Accumulation
    Units Outstanding
    at End of Period  10,392,468.634        489,733.637      396,886.829       664,469.782     1,000,594.786


                                                                                                    International
                     Capital Appreciation   Stock Index Socially Responsible    Growth and Income      Equity
                          Sub-Account       Sub-Account      Sub-Account           Sub-Account       Sub-Account
Accumulation Unit Value
    at Beginning of Period  $17.610           $22.172          $17.752               $19.426           $12.964
Accumulation Unit Value
    at End of Period        $21.802           $26.791          $21.221               $23.131           $14.267
Number of Accumulation
    Units Outstanding
    at End of Period     1,074,614.761      585,454.420      103,732.717          1,906,011.179      226,976.242



                       International Value   Disciplined Stock  Small Company Stock
                            Sub-Account         Sub-Account         Sub-Account
Accumulation Unit Value
    at Beginning of Period    $10.00              $10.00              $10.00
Accumulation Unit Value
    at End of Period          $10.244             $11.776             $10.772
Number of Accumulation
    Units Outstanding
    at End of Period        47,815.855          381,884.114         212,878.654



                          Year Ending December 31, 1997
         ---------------------------------------------------------------------------------------------------------

                           Money              Special        Zero Coupon         Quality
                          Market               Value            2000              Bond           Small Cap
                        Sub-Account         Sub-Account      Sub-Account       Sub-Account      Sub-Account
Accumulation Unit Value
    at Beginning of Period                    $1.132           $11.682           $14.911          $14.142             $58.773
Accumulation Unit Value
    at End of Period      $1.175              $14.185          $15.736           $15.260          $67.668
Number of Accumulation
    Units Outstanding
    at End of Period  12,049,327.817       1,017,390.458     424,325.816       987,773.886     1,031,483.594


                                                                                                    International
                     Capital Appreciation   Stock Index Socially Responsible    Growth and Income      Equity
                          Sub-Account       Sub-Account      Sub-Account           Sub-Account       Sub-Account
Accumulation Unit Value
    at Beginning of Period  $21.802           $26.791          $21.221               $23.131           $14.267
Accumulation Unit Value
    at End of Period        $27.532           $35.128          $26.879               $26.509           $15.422
Number of Accumulation
    Units Outstanding
    at End of Period     1,798,913.636      808,857.987      230,281.724          2,179,109.968      378,355.293




                                                                                    Limited Term
                                                                                     High Income       Balanced
                       International Value   Disciplined Stock  Small Company Stock  Sub-Account      Sub-Account
                            Sub-Account         Sub-Account         Sub-Account  (Inception 5/1/97)(Inception 5/1/97)
Accumulation Unit Value
    at Beginning of Period    $10.244             $11.776             $10.772         $10.000           $10.000
Accumulation Unit Value
    at End of Period          $10.982             $15.272             $12.935         $10.852           $11.738
Number of Accumulation
    Units Outstanding
    at End of Period        172,941.244        1,196,912.676        513,524.112    473,373.863       333,714.857


Financial Statements for the Variable Account and Transamerica
         The financial statements and reports of independent auditors for the Variable Account and Transamerica are contained in the Statement of Additional Information.

PERFORMANCE DATA

         From time to time, Transamerica may advertise yields and average annual total returns for the Sub-Accounts of the Variable Account. In addition, Transamerica may advertise the effective yield of the Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance. The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
         The yield of a Sub-Account (other than the Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.
         The yield calculations do not reflect the effect of any Contingent Deferred Sales Load or premium taxes that may be applicable to a particular Policy. To the extent that the Contingent Deferred Sales Load is applicable to a particular Policy, the yield of that Policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly described herein, please refer to the Statement of Additional Information.
         The average annual total return of a Sub-Account refers to return quotations assuming an investment has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (including the deduction of any applicable Contingent Deferred Sales Load but excluding the deduction of any premium taxes) as of the last day of each of the periods for which total return quotations are provided.
         Performance information for any Sub-Account reflects only the performance of a hypothetical Policy under which Policy Value is allocated to a Sub-Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.
         Reports and promotional literature may also contain other information including (1) the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's
Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax deferred compounding on Sub-Account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.
         In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or otherwise, the implications of longer life expectancy for retirement planning, the tax and other consequences of long-term investment in the Policy, the effects of the Policy's lifetime payout option, and the operation of certain special investment features of the Policy -- such as the Dollar Cost Averaging option. Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies. Transamerica may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.
         Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative (non-annualized) total return for the Sub-Accounts. The non-standard average annual total return and cumulative total return will assume that no Contingent Deferred Sales Load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all Sub-Accounts.
         All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.
         Transamerica   may  also   advertise   performance   figures   for  the
Sub-Accounts based on the performance of a Portfolio prior to the time the Variable Account commenced operations.

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ACCOUNT

Transamerica Life Insurance Company of New York

         Transamerica Life Insurance Company of New York, formerly called First Transamerica Life Insurance Company, ("Transamerica") is a stock life insurance company incorporated under the laws of the State of New York on February 5, 1986. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company, which in turn is an indirect subsidiary of Transamerica Corporation. The address for Transamerica Life Insurance Company of New York is100 Manhattanville Road, Purchase, New York 10577. The name change to Transamerica Life Insurance Company of New York was effective May 1, 1997. Published Ratings

         Transamerica may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account. The Variable Account
         Separate Account VA-2LNY of Transamerica (the Variable Account) was established by Transamerica as a separate account under the laws of the State of New York on June 23, 1992, pursuant to resolutions of Transamerica's Board of Directors. The Variable Account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the Variable Account.
         The assets of the Variable Account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 4240 of the New York Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account) if and to the extent so provided in the applicable agreements, and the Policies contain such a provision. Income, gains and losses incurred on the assets in the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the Variable Account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.

         The Variable Account has eighteen Sub-Accounts, each of which invests solely in a specific corresponding
Portfolio. (See "The Funds" page 17.) Changes to the Sub-Accounts may be made at the discretion of Transamerica. (See

"Addition, Deletion, or Substitution" page 20.)

THE FUNDS


         The Variable Account invests exclusively in Series of Dreyfus Variable Investment Fund (the "Variable Fund"), Dreyfus Stock Index Fund (the "Stock Index Fund"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Socially Responsible Fund"), Portfolios of Dreyfus Investment Portfolios and the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. ("Transamerica VIF"). The Variable Fund was organized as an unincorporated business trust under Massachusetts law pursuant to an Agreement and Declaration of Trust dated October 29, 1986, commenced operations on August 31, 1990, and is registered with the Commission as an open-end management investment company under the 1940 Act. Currently, thirteen Series (i.e., Portfolios) of the Variable Fund are available for the Policies. Each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate investment portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The Stock Index Fund was incorporated under Maryland law on January 24, 1989, commenced operations on September 29, 1989, and is registered with the Commission as an open-end, non-diversified, management investment company. The Socially Responsible Fund was incorporated under Maryland law on July 20, 1992, commenced operations on August 31, 1993, and is registered with the Commission as an open-end, diversified, management investment company. Dreyfus Investment Portfolios was organized as an unincorproated business trust under Massachusetts law pursuant to an Agreement and Declaration of Trust dated May 14, 1993, is registered with the Commission as an open-end management company under the 1940 Act and commenced operations May 1, 1998. Currently, two Portfolios of Dreyfus Investment Portfolios are available for the Policy. Transamerica VIF was incorporated under Maryland law on June 23, 1995, commenced operations on November 1, 1996, and is registered with the SEC as a management investment company. However, the Commission does not supervise the management or the investment practices and policies of any of the Funds. The assets of the Variable Fund, the Socially Responsible Fund, the Stock Index Fund are each separate from the assets of the other Funds.
         The Dreyfus Corporation provides investment advisory and administrative services to the Variable Fund and the Socially Responsible Fund. Mellon Equity Associates provides index fund management services to the Stock Index Fund, with The Dreyfus Corporation serving as the manager, in accordance with applicable agreements with the Fund. Fayez Sarofim & Co. provides sub-investment advisory services for the Capital Appreciation Portfolio. NCM Capital Management Group, Inc., provides sub-investment advisory services for the Socially Responsible Fund. Transamerica provides investment advisory services to Transamerica VIF, with Transamerica Investment Services, Inc., providing sub-investment advisory services.
         The Portfolios are described below. See the Variable Fund, the Stock Index Fund, the Socially Responsible Fund,
Dreyfus Investment Portfolio and Transamerica VIF prospectuses for more information.

Money Market Portfolio
         The Money Market Portfolio's investment objective is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. It seeks to achieve its objective by investing in short-term money market instruments. The investment advisory fee is payable monthly at the annual rate of 0.50 of 1% of the value of the Portfolio's average daily net assets. This Portfolio is neither insured nor guaranteed by the United States Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share. Special Value Portfolio
         The Special Value Portfolio's investment objective is to maximize total return, consisting of capital appreciation and current income. It seeks to achieve its objective by investing in a wide range of equity and debt securities and money market instruments. An investment advisory fee is payable monthly to The Dreyfus Corporation at the annual rate of 0.75 of 1% of the value of the Portfolio's average daily net assets. Zero Coupon 2000 Portfolio
         The Zero Coupon 2000 Portfolio's investment objective is to provide as high an investment return as is consistent with the preservation of capital. It seeks to achieve its objective by investing primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. Government trust certificates (collectively, "Stripped Treasury Securities"). The Portfolio's also may purchase certain other types of stripped government or corporate securities. The Portfolio's assets will consist primarily of portfolio securities which will mature on or about December 31, 2000. The investment advisory fee is payable monthly at the annual rate of 0.45 of 1% of the value of the Portfolio's average daily net assets. Quality Bond Portfolio
         The Quality Bond Portfolio's investment objective is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. It seeks to achieve its objective by investing principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major banking institutions. The investment advisory fee is payable monthly at the annual rate of 0.65 of 1% of the value of the Portfolio's average daily net assets. Small Cap Portfolio
         The Small Cap Portfolio's investment objective is to maximize capital appreciation. It seeks to achieve its objective by investing principally in common stocks;under normal market conditions, the Portfolio's will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase which The Dreyfus Corporation believes to be characterized by new or innovative products, services or processes which should enhance prospects for growth in the future earnings. The investment advisory fee is payable monthly at the annual rate of 0.75 of 1% of the value of the Portfolio's average daily net assets. Capital Appreciation Portfolio
         The Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary goal. It seeks to achieve its goals by investing in common stocks of domestic and foreign issuers. An investment advisory fee is payable to The Dreyfus Corporation and a sub-investment advisory fee is payable monthly to Fayez Sarofim & Co. at the aggregate annual rate of 0.75 of 1% of the value of the Portfolio's average daily net assets. Growth and Income Portfolio
         The Growth and Income Portfolio's investment objective is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Portfolio invests primarily in equity and debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with The Dreyfus Corporation's assessment of economic conditions and investment opportunities. An investment advisory fee is payable monthly to The Dreyfus Corporation at the annual rate of 0.75 of 1% of the value of the Portfolio's average daily net assets. International Equity Portfolio
         The International Equity Portfolio's investment objective is to maximize capital appreciation. This Portfolio's invests primarily in the equity securities of foreign issuers located throughout the world. An investment  advisory fee at
an annual rate of 0.75 of 1% of the value of the  Portfolio's  average daily net assets is payable  monthly to The Dreyfus
Corporation.
International Value Portfolio
         The International Value Portfolio's investment objective is long-term capital growth. This Portfolio invests primarily in a portfolio of publicly traded equity securities of foreign issuers which would be characterized as "value" companies according to criteria established by the Portfolio's investment adviser. An investment advisory fee is payable monthly to The Dreyfus Corporation at the annual rate of 1.00% of the value of the Portfolio's average daily net assets. Disciplined Stock Portfolio

         The Disciplined Stock Portfolio's investment objective is to provide investment results that are greater than the total return performance of publicly traded common stocks in the aggregate, as presented by the Standard & Poor's 500 Composite Stock Price Index. This Portfolio will use quantitative statistical modeling techniques to construct a portfolio in an attempt to achieve its investment objective without assuming undue risk relative to the broad stock market. An investment advisory fee is payable monthly to The Dreyfus Corporation at the annual rate of 0.75 of 1% of the value of the Portfolio's average daily net assets. Small Company Stock Portfolio

         The Small Company Stock Portfolio's investment objective is to provide investment results that are greater than the total return performance of publicly traded common stocks in the aggregate as represented by the Russell 2500 Index. This Portfolio invests primarily in a portfolio of equity securities of small- to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the Russell 2500 Index. An investment advisory fee is payable monthly to the Dreyfus Corporation at the annual rate of 0.75 of 1% of the value of the Portfolio's average daily net assets. Balanced Portfolio The Balanced Portfolio's investment objective is to provide investment results that are greater than the total return performance of common stocks and bonds in the aggregate, as represented by a hybrid index, 60% of which is composed of the common stocks in the Standard & Poor's 500 Composite Stock Price Index and 40% of which is composed of the bonds in the Lehman Brothers Intermediate Government/Corporate Bond Index. This Series invests primarily in common stocks and bonds in proportion consistent with their expected returns and risks as determined by The Dreyfus Corporation. An investment advisory fee is payable monthly to the Dreyfus Corporation at the annual rate of 0.75 of 1% of the value of the Portfolio's average daily net assets. Limited Term High Income Portfolio
         The Limited Term High Income Portfolio's investment objective is to maximize total return, consisting of capital appreciation and current income. This Portfolio seeks to achieve its objective by investing up to all of its assets in a portfolio of lower rated fixed-income securities, commonly known as "junk bonds," that, under normal market conditions, has an effective duration of three and on-half years or less and an effective average portfolio maturity of four years or less. Investments of this type are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess the risks associated with an investment in the Portfolio (those risks are described in the Portfolio's prospectus). An investment advisory fee is payable monthly to the Dreyfus Corporation at the annual rate of 0.65of 1% of the value of the Portfolio's average daily net assets. Stock Index Fund

         The Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Stock Index Fund pays a monthly management fee to The Dreyfus Corporation at the annual rate of 0.245 of 1% of the value of the Stock Index Fund's average daily net assets. Socially Responsible Fund
         The Socially Responsible Fund's primary goal is to provide capital growth. It seeks to achieve this goal by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal. A management fee is payable monthly to The Dreyfus Corporation and a sub-investment adviosry fee is payable monthly to NCM Capital Management Group, Inc. at the aggregate annual rate of 0.75 of 1% of the value of the Socially Responsible Fund's average daily net assets. Core Value Portfolio
         The Core Value Portfolio is a diversified portfolios, the primary investment objective of which is to provide long-term growth of capital; current income is a secondary investment objective. The Portfolio anticipates that at least 65% of the value of its total assets (except when maintaining a temporary defensive position) will be invested in equity securities, such as common stocks, preferred stock and securities convertible into common stocks, including Depository Receipts, which would be characterized as "value" companies according to criteria established by The Dreyfus Corporation. In general, the Portfolio's investments are broadly diversified over a number of industries and, as a matter of operating policy, the Portfolio will not invest more than 25% of its total assets in any one industry. A management fee is payable monthly to The Dreyfus Corporation at the annual rate of 0.75 of 1% of the Portfolio's average daily net assets. MidCap Stock Portfolio
         The MidCap Stock Portfolio is a diversified portfolio, the investment objective of which is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. Medium-size issuers will include those U.S. companies with market capitalizations (market price per share times the number of shares outstanding) generally ranging in value from $200 million to $5 billion. The Portfolio also may invest in large and small capitalization companies, including emerging and cyclical growth companies. Emerging and cyclical growth companies are firms which, while they may not have a history of stable long-term growth, are nontheless expected to represent attractive investments. The equity securities in which the Portfolio invests consist of common stocks, preferred stocks and securtieis convertible into common stocks, including those in the form of Depositary Receipts. The Portfolio is not an index fund and its investments are not limited to securities of issuers included in the S&P 400 Index. A management fee is payable monthly to The Dreyfus Corporation at the annual rate of 0.75 of 1 of the Portfolio's average daily net assets. Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks long-term capital growth. Common stock (list and unlisted) is the basic form of investment. The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions indicate otherwise, the manager also tries to keep the Portfolio fully invested in equity-type securities and does not try to time stock market movements. When in the judgment of the manager market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The Portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade. A management fee of 0.75 of 1% of the average daily net assets is payable monthly to Transamerica Occidental Life Insurance Company, as adviser, and adviser pays Transamerica Investment Services, Inc. a monthly fee of at the annual reate of 0.30 of 1% of the first $50 million, 0.25 of 1% of the next $150 million and 0.20 of 1% of assets in excess of $200 million.

         Meeting objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. THERE IS NO ASSURANCE THAT ANY OF THESE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.
         An investment in the Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Policy federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the Policy involves certain investment risks, including possible loss of principal.
         Since all of the Portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica as well as other insurance companies, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more other separate accounts investing in the Funds. In the event of a material conflict, the affected insurance companies will take any necessary steps to resolve the matter, including stopping their separate account from investing in the Funds. See the Funds' prospectuses for more details.
         Transamerica receives fees from the Dreyfus Corporation or its affiliates for providing certain administrative and or other services.
         Additional information concerning the investment objectives and policies of all of the Portfolios, the investment advisory services and administrative services and charges can be found in the current prospectuses for the Funds which accompany this Prospectus. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Premiums to, or transfers among, the Sub-Accounts. Addition, Deletion or Substitution
         Transamerica does not control the Funds and cannot guarantee that any of the Sub-Accounts of the Variable Account or any of the Portfolios will always be available for allocation of Premiums or transfers. Transamerica retains the right to make changes in the Variable Account and in its investments.
         Subject to the approval of the New York Insurance Department, Transamerica reserves the right to eliminate the shares of any Portfolio held by a Sub-Account, and to substitute shares of another Portfolio or of another investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in Transamerica's judgement, investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. To the extent required by the 1940 Act, a substitution of shares attributable to the Owner's interest in a Sub-Account will not be made without prior notice to the Owner and the prior approval of the Commission. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Owners.
         New Sub-Accounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by Transamerica. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle. Transamerica may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Sub-Account is eliminated, Transamerica will notify Owners and request a re-allocation of the amounts invested in the eliminated Sub-Account.
         In the event of any substitution or change, Transamerica may make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.


THE FIXED ACCOUNT
         This Prospectus is generally intended to serve as a disclosure document only for the Policy and the Variable Account. For complete details regarding the Fixed Account, see the Policy itself.
         Premiums allocated to and amounts transferred to the Fixed Account become part of the general account of Transamerica, which supports insurance and annuity obligations. Because of exemptive and exvlusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which related to the Fixed Account.
         The Fixed Account is part of the general account of Transamerica. The general Account of Transamerica consists of all the general assets of
Transamerica, other than those in the Variable Account, or in any other segregated asset account. Transamerica has sole discretion to invest the assets of its general account subject to applicable law. The allocation or transfer of funds to the Fixed Account does not entitle the Owner to share in the investment experience of Transamerica's general account.
         Transamerica guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the policies. However, Transamerica reserves the right to change the minimum rate. Transamerica may credit interest at a rate in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that the company may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors.
         Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined in the sole discretion of Transamerica. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.
         Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary by the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, Transamerica may change the annual rate of interest for that class; this new annual rate of interest will remain in effect for at least twelve months. New purchase payments made to the policy which are allocated to the fixed account may receive different rates of interest. These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts or guarantee period account and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services Transamerica may be offering. Transfers from the Fixed Account
         Transfers from the Fixed Account into a Sub-Account of the Variable Account are limited to four per Policy Year. The maximum transfer amount allowed from the Fixed Account will be the maximum transfer amount in effect on the date of such transfer during a Policy Year. The maximum transfer amount is a percentage of the value of the Fixed Account as of the date of the last Policy Anniversary. The percentage rate, which will be declared by Transamerica from time to time, will be a minimum of 25% and, currently, is 25%. Transfers into the Fixed Account
         Transfers from a Sub-Account of the Variable Account into the Fixed Account are not allowed during the 90 day period directly following any transfer made from the Fixed Account in a Sub-Account of the Variable Account.


THE POLICY

         The Policy is a Flexible Premium Multi-Funded Individual Deferred Annuity Policy. The rights and benefits under the Policy are described below and in the Policy; however, Transamerica reserves the right to make any modification to conform the Policy to, or give the Policy Owner the benefit of, any federal or state statute or rule or regulation. The obligations under the Policy are obligations of Transamerica.

         The Policies are available on a non-qualified basis as rollover IRAs and as rollover Roth IRAs that qualify for special federal income tax treatment. With Transamerica's prior permission, the Policies may also be available as a contributory IRAs, as contributory Roth IRAs, as Section 403(b) annuities and for use in Section 401(a) qualified pension and profit sharing plans established by corporate employers. Generally, Qualified Policies contain restrictive provisions limiting the timing and amount of payments and distributions from the Qualified Policy.


POLICY APPLICATION AND PREMIUMS

Premiums
         All Premiums must be paid to the Service Center. A confirmation will be issued to the Owner upon the acceptance of each Premium.
         The Initial Premium for each Policy must generally be at least $5,000. Transamerica, may, in its discretion, accept lower initial Premiums for certain Qualified Policies.
         The Policy will be issued and the Net Premium derived from the Initial Premium generally will be accepted and credited within two business days after the receipt of a properly completed application and receipt of the Initial Premium at the Service Center. (A Net Premium is the Premium less any applicable premium taxes, including retaliatory premium taxes, should such taxes be levied in the future in New York or should the Owner live in a state with such taxes in the future.) Acceptance is subject to the application being received in good order and Transamerica reserves the right to reject any application. Policies normally will not be issued with respect to Annuitants more than 80 years old, although Transamerica in its discretion may waive this restriction in certain cases.
         If the Initial Premium cannot be credited within two days of receipt of the Premium and application because the application is incomplete or for any other reason, then Transamerica will contact the Owner, explain the reason for the delay and will refund the Initial Premium within five business days unless the Owner consents to Transamerica retaining the Initial Premium and crediting it as soon as the requirements are fulfilled.

         The Owner has the right to examine the Policy for a limited period known as a "Free Look Period." The Owner can cancel the Policy by delivering or mailing a written notice or by sending a telegram to (a) the agent through whom the Policy was purchased or (b) the Service Center, before midnight of the tenth day after receipt of the Policy. Notice given by mail and the return of the Policy by mail, properly addressed and postage prepaid, will be deemed by Transamerica to have been made on the date postmarked. Transamerica will refund Premium allocated to the Fixed Account plus the Variable Accumulated Value, determined as of the date the notice is postmarked, within seven days after receipt of such notice to cancel and the returned Policy.
         Additional Premiums may be made at any time prior to the Annuity Date, as long as the Annuitant or Contingent Annuitant is living. Additional Premiums must be at least $500, or at least $100 if made pursuant to an automatic payment plan, under which the Additional Premiums is automatically deducted from a bank account. In addition, minimum allocation amounts apply (see "Allocation of Premiums" on page 21). Additional Net Premiums are credited to the Policy as of the date the payment is received. Currently, additional Premiums after the initial Premium may not be made to Section 401(a) and Section 403(b) annuity Policies.

         Total Premiums for any Policy may not exceed $1,000,000 without prior approval of Transamerica. In no event may the sum of all Premiums for a Policy during any taxable year exceed the limits imposed by any applicable federal or state laws, rules, or regulations.
Allocation of Premiums
         The Owner specifies in the application how Premiums will be allocated under the Policy. The Owner may allocate the Net Premium to one or more of the Sub-Accounts as long as the portions are whole number percentages and any allocation percentage for a Sub-Account is at least 10%. In addition, the Initial Premium is subject to a minimum allocation of $500 to any selected Sub-Account. The Owner may choose to allocate nothing to a particular Sub-Account.

         For IRAs, on the Policy Date, the Net Premium derived from the Initial Premium will first be allocated to the Money Market Sub-Account of the Variable Account and will remain in that Sub-Account for fifteen calendar days after the Policy Date. At that time, the dollar value of the Accumulation Units held in the Money Market Sub-Account attributable to such net Premium will be allocated among the Sub-Accounts of the Variable Account in accordance with the allocation percentages selected by the Owner in the application. This initial allocation after the Free Look Period from the Money Market Sub-Account to the Sub-Accounts selected by the Owner does not count towards the limit of 18 free transfers per Policy Year. On non-IRA Policies, the Net Premium derived from the initial Premium will be allocated directly to the Sub-Account(s) selected by the Owner.

         Each Net Premium will be subject to the allocation percentages in effect at the time of receipt of such Premium. The allocation percentages for new Premiums among the Sub-Accounts may be changed by the Owner at any time by submitting a request for such change to the Service Center in a form and manner acceptable to Transamerica. Any changes to the allocation percentages are subject to the limitation above. Any change will take effect with the first Premium received with or after receipt of request for such change by the Service Center, in a form and manner acceptable to Transamerica, and will continue in effect until subsequently changed.
         If the allocation of additional Net Premiums is directed to an Inactive Sub-Account of the Variable Account, then the amount allocated must be at least $500.

Investment Option Limit
         Currently, the Owner may not allocate amounts to more than eighteen investment options over the life of the Policy. Investment options include Sub-Accounts of the Variable Account and the Fixed Account. Each Sub-Account and the Fixed Account that ever received a transfer or purchase payment allocation count as one towards this total of eighteen limit. Transamerica may waive this limit in the future. For example, if the Owner makes an allocation to the Money Market Sub-Account and later transfers all amounts out of this Money Market Sub-Account, it would still count as one for the purposes of the limitation even if it held no value. If the Owner transfers from a Sub-Account to another Sub-Account and later back to the first, the count towards the limitation would be two, not three.



POLICY VALUE


         Before the Annuity Date, the Policy Value is the sum of the Fixed Accumulated Value plus the Variable Accumulated Value. A Valuation Period is the period between successive Valuation Days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each Valuation Day and ends at the close of the New York Stock Exchange on the next succeeding Valuation Day. A Valuation Day is each day that the New York Stock Exchange is open for regular business. The value of the Variable Account assets is determined at the end of each Valuation Day. To determine the value of an asset on a day that is not a Valuation Day, the value of that asset as of the end of the next Valuation Day will be used.
         The Variable Accumulated Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of all of the selected Portfolios as well as the deductions for charges.

         Net Premiums which the Owner allocates to a Sub-Account of the Variable Account are used to purchase Variable Accumulation Units in that Sub-Account. The number of Variable Accumulation Units to be credited for each Sub-Account will be determined by dividing the portion of each Net Premium allocated to the Sub-Account by the Variable Accumulation Unit Value determined at the end of the Valuation Period during which the Net Premium was received. In the case of the Initial Net Premium, Variable Accumulation Units for that payment will be credited to the Policy Value (and held in the Money Market Sub-Account for fifteen calendar days after the Policy Date) within two Valuation Days of the later of: (a) the date an acceptable and properly completed application is received at our Service Center; or (b) the date our Service Center receives the Initial Premium. In the case of any subsequent Premium, Variable Accumulation Units for that payment will be credited at the end of the Valuation Period during which Transamerica receives the payment. The value of a Variable Accumulation Unit for each Sub-Account for a Valuation Period is established at the end of each Valuation Period and is calculated by multiplying the value of that unit at the end of the prior Valuation Period by the Sub-Account's Net Investment Factor for the Valuation Period. The value of a Variable Accumulation Unit may go up or down.
         The Net Investment Factor is used to determine the value of Accumulation and Annuity Unit Values for the end of a Valuation Period. The applicable formula can be found in the Statement of Additional Information.
         Transfers among the Sub-Accounts will result in the purchase and/or cancellation of Variable Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Sub-Account. The purchase and cancellation of such units generally are made using the Variable Accumulation Unit value of the applicable Sub-Accounts as of the end of the Valuation Day in which the transfer is effective.

TRANSFERS

Before the Annuity Date

         Before the Annuity Date, the Owner may transfer all or part of the Policy Value among the Sub-Accounts by giving a Written Request to the Service Center subject to the following conditions: (1) the minimum amount which may be transferred is $500; and (2) the minimum transfer to an Inactive Sub-Account is $500. Transfers are restricted into or out of the Fixed Account. See the Fixed Account, page ____. Transfers are also subject to such terms and conditions as may be imposed by the Portfolios.
         Transfer requests must specify the amounts being transferred from each Sub-Account or the Fixed Account and the amounts being transferred into each Sub-Account or the Fixed Account.
         Transamerica imposes a transfer fee of $10 for each transfer over 18 in a Policy Year. Transamerica reserves the right to waive the transfer fee or vary the number of transfers without charge or not count transfers under certain opitons or services for purposes of the allowed number without charge. If a transfer reduces the value in a Sub-Account or the Fixed Account to less than $500, then Transamerica reserves the right to transfer the remaining amount along with the amount requested to be transferred in accordance with the transfer instructions provided by the Owner. Under current law, there will not be any tax liability to the Owner if the Owner makes a transfer. Possible Restrictions

         Transamerica reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges at any time and for any reason. For example, restrictions may be necessary to protect Owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. Transamerica has determined that the movement of significant Sub-Account values from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of investment opportunities because the Portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by Owners. Therefore, Transamerica reserves the right to require that all transfer requests be made by the Owner and not by a third party holding a power of attorney and to require that each transfer request be made by a separate communication to Transamerica. Transamerica also reserves the right to request that each transfer request be submitted in writing and be manually signed by the Owner or Owners; facsimile transfer requests may not be allowed. Dollar Cost Averaging

         Prior to the Annuity Date, the Owner may request that amounts be automatically transferred from one (and only one) of the Sub-Accounts which invest in the Money Market, Quality Bond or Limited Term High Income Portfolios or the Fixed Account (the "Source Account") to any of the Sub-Accounts on a monthly basis by submitting a request to the Service Center in a form and manner acceptable to Transamerica. The transfers will begin the month following, but no sooner than one week following, receipt of such request, provided that Dollar Cost Averaging transfers will not commence until the later of (a) 30 days after the Policy Date, or (b) the estimated end of the Free Look Period (allowing 5 days for delivery of the Policy by mail). Transfers will continue for the duration selected by the Owner unless (1) terminated by the Owner, (2) automatically terminated by Transamerica because there are insufficient funds in the applicable Sub-Account or Fixed Account, or (3) for other reasons as set forth in the Policy. The Owner may request that monthly transfers be continued for an additional period of time by giving notice to the Service Center in a form and manner acceptable to Transamerica within 30 days prior to the last monthly transfer. If no request to continue the monthly transfers is made by the Owner, this option will terminate automatically with the last transfer.
         In order to be eligible for Dollar Cost Averaging, the Owner must meet the following conditions: (1) the value of the selected Sub-Account (from which the transfers are made) must be at least $5,000; (2) the minimum amount that can be transferred out of the selected Sub-Account or Fixed Account is $250 per month; and (3) the minimum amount transferred into any other Sub-Account is the greater of $250 or 10% of the amount being transferred. Dollar Cost Averaging transfers can not be made from a Sub-Account from which Systematic Withdrawals or Automatic Payouts are being made.
          There is no charge for the Dollar Cost Averaging service and transfers due to Dollar Cost Averaging will not count toward 18 transfers without charge per Policy Year.
         Dollar Cost Averaging transfers may not be made to the Fixed Account.

Automatic Asset Rebalancing
         After Premiums have been allocated among the variable Sub-Accounts, the performance of each Sub-Account may cause this allocation to change. The Owner may instruct Transamerica to automatically rebalance the amounts in the Variable Accumulated Value by reallocating amounts among the variable Sub-Accounts, at the time, and in the percentages, specified in the Owner instructions to Transamerica and accepted by Transamerica. The Owner may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. The Owner may elect to have amounts allocated among the Sub-Accounts using whole percentages, with a minimum of 10% allocated to each Sub-Account.

         The Owner may elect to establish, change or terminate the Automatic Asset Rebalancing by submitting a request to the Service Center in a form and manner acceptable to Transamerica. The restrictions concerning transfers described on page 29 will not be applicable to the Automatic Asset Rebalancing; Automatic Asset Rebalancing will not count towards the limit of 18 free transfers in a Policy Year. There is currently no charge for the Automatic Asset Rebalancing, however, Transamerica reserves the right to charge a nominal amount for this feature. Transamerica reserves the right to discontinue offering Automatic Asset Rebalancing any time for any reason. After the Annuity Date

         If a Variable Annuity Payout Option is elected, the Owner may transfer Variable Account amounts after the Annuity Date by submitting a request in a form acceptable to Transamerica to the Service Center, in a form and manner acceptable to Transamerica, subject to the following provisions: (1) transfers after the Annuity Date may be made no more than four times during any Annuity Year; and (2) the minimum amount transferred from one Sub-Account to another is the amount supporting a current $50 monthly payment.
         Transfers  among  Sub-Accounts   during  the  Annuity  Period  will  be
processed based on the formula outlined in the Statement of Additional Information.

CASH WITHDRAWALS

Withdrawals
         The Owner may withdraw all or part of the Cash Surrender Value for a Policy at any time during the life of the Annuitant and prior to the Annuity Date by giving a written request to the Service Center and subject to the rules below. Federal or state laws, rules or regulations may also apply. The amount payable to the Owner if the Policy is surrendered on or before the Annuity Date is the Cash Surrender Value which is equal to the Policy Value, less any Policy Fee, less any applicable Contingent Deferred Sales Load and less any applicable premium taxes.
         No withdrawals may be made after the Annuity Date. Only one partial withdrawal will be permitted while the Systematic Withdrawal Option is in effect. Partial withdrawals must be at least $500.
         A full surrender will result in a cash withdrawal payment equal to the Cash Surrender Value at the end of the Valuation Period during which the request is received along with all completed forms. Any applicable Contingent Deferred Sales Load will be deducted from the amount paid.

         In the case of a partial withdrawal, the Owner may instruct the Service Center as to the amounts to be withdrawn from each Sub-Account or Fixed Account. If the Owner does not specify from where the withdrawal is to be made, the withdrawal will be taken pro rata from all Sub-Accounts with current values. If the requested withdrawal reduces the value of the Sub-Account from which the withdrawal was made to less than $500, Transamerica reserves the right to transfer the remaining value of that Sub-Account pro rata. If no such Sub-Accounts exist, such transfer will be made to the Money Market Sub-Account. The Owner will be notified in writing of any such transfer.

         A partial withdrawal will not be processed if it would reduce the Policy Value to less than $2,000. In that case, the Owner will be notified that he or she will have 10 days from the date notice is mailed to: (a) withdraw a lesser amount (subject to the $500 minimum), leaving a Policy Value of at least $2,000; or (b) surrender the Policy for its Cash Surrender Value. (Amounts payable will be determined as of the end of the Valuation Period during which the subsequent instructions are received.) If, after the expiration of the 10-day period, no written election is received from the Owner, the withdrawal request will be considered null and void, and no withdrawal will be processed.

         The Policy Fee will be deducted from a full surrender before the application of any Contingent Deferred Sales Load (see "Charges and Deductions" page 26). Withdrawals may be taxable transactions. The Code requires Transamerica to withhold federal income tax from withdrawals. However, generally an Owner will be entitled to elect, in writing, not to have tax withholding apply, except for distributions from certain Qualified Policies that may be subject to mandatory 20% withholding. Withholding applies to the portion of the withdrawal which is includible in income and subject to federal income tax. The federal income tax withholding rate for partial withdrawals and full surrenders is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Moreover, the Code provides that a 10% penalty tax may be imposed on the taxable portions of distributions for certain early withdrawals. (See "Federal Tax Matters" page 33.) In addition, under New York law the Owner may request Transamerica to withhold New York income tax from withdrawals.
         Withdrawal (including surrender) requests generally will be processed as of the end of the Valuation Period during which the request, including all completed forms, is received. Payment of any cash withdrawal or lump sum death benefit due from the Variable Account will occur within seven days from the date the request is received, except that Transamerica may postpone such payment if:
(1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of Owners. The withdrawal request will be effective when all appropriate withdrawal request forms are received. Payments of any amounts derived from Premiums paid by check may be delayed until the check has cleared the Owner's bank. The payment of a withdrawal from the Fixed Account may be delayed for up to six months. If delayed for more than 10 days, interest will be paid on the withdrawal amount up to the date of payment.
         SINCE THE OWNER ASSUMES THE INVESTMENT RISK FOR AMOUNT ALLOCATED TO THE VARIABLE ACCOUNT AND BECAUSE CERTAIN WITHDRAWALS ARE SUBJECT TO A CONTINGENT DEFERRED SALES LOAD, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE POLICY (TAKING INTO ACCOUNT ANY PRIOR WITHDRAWALS) MAY BE MORE OR LESS THAN THE TOTAL PREMIUMS PAID.

         After a withdrawal of the total Cash Surrender Value, or at any time that the Policy Value is zero, all rights of the Owner will terminate.
         Since the Qualified Policies offered by the Prospectus, only with Transamerica's prior permission (except for rollover IRA's), will be issued in connection with retirement plans which meet the requirements of Section 408(b) of the Code, reference should be made to the terms of the particular retirement plans for any additional limitations or restrictions on cash withdrawals.
         An Owner may elect, under the Systematic Withdrawal Option or Automatic Payout Option (but not both), to withdraw certain amounts on a periodic basis from the Sub-Accounts prior to the Annuity
 Date.
Systematic Withdrawal Option

         Prior to the Annuity Date, the Owner, by giving Written Notice to the Service Center, may elect to have withdrawals automatically made from one or more Sub-Account(s) on a monthly basis. (Other distribution modes may be permitted.) The withdrawals will commence the month following, but no sooner than one week following, receipt of Written Notice, except that they will not commence sooner than the later of (a) 30 days after the Policy Date or (b) the end of the Free Look Period. Upon written notice to the Owners, Transamerica may change the day of the month on which withdrawals are made under this option. Withdrawals will be from the Sub-Account(s) and in the percentage allocations specified by the Owner. If no specifications are made, withdrawals will be pro rata from all Sub-Account(s) and Fixed Account with value. Systematic Withdrawals can not be made from a Sub-Account from which Dollar Cost Averaging transfers are being made.

         To be eligible for the Systematic Withdrawal Option, the Policy Value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. The maximum monthly amount that can be withdrawn on an annual basis is equal to the sum, as of the date of the first withdrawal, of (a) 10% of Premiums that are less than seven Policy Years old and (b) 10% of remaining Premiums that are at least seven Policy Years old.
         Systematic withdrawals are not subject to the Contingent Deferred Sales Load but can be reduced by any applicable premium tax. Systematic withdrawals may be taxable, subject to withholding and subject to the 10% penalty tax.  (See
"Federal Tax Matters" page 33.)
         The systematic withdrawals will continue unless terminated by the Owner or automatically terminated by Transamerica as set forth in the Policy. If this option is terminated it may not be elected again until the next Policy Anniversary. Only one partial withdrawal can be made while the Systematic Withdrawal Option is in effect and a second partial withdrawal taken while this option is in effect will automatically terminate the Systematic Withdrawal Option and any amount requested as a partial withdrawal (including the first in a Policy Year) will be subject to a Contingent Deferred Sales Load to the extent it exceeds accumulated earnings.
         Transamerica reserves the right to impose an annual fee of an amount not to exceed $25 per Policy year for administrative expenses associated with processing the systematic withdrawals. This fee, which is currently waived, will be deducted from each systematic withdrawal in equal installments during a Policy Year. Consult your tax adviser and, if applicable, the particular retirement plan, before requesting withdrawals from a Qualified Policy. There may be severe restrictions with regard to withdrawals from Qualified Policies. Automatic Payout Option ("APO")

         Prior to the Annuity Date, the Owner may elect the Automatic Payout Option ("APO") to satisfy minimum distribution requirements under the Code for certain Qualified Policies. See the Automatic Payout Option discussion under Qualified Policies on page 32.


DEATH BENEFIT

         If the Owner or Annuitant dies before the Annuity Date, a death benefit is payable. If the deceased Owner or Annuitant, as applicable, had not attained their 85th birthday, the death benefit will be the greatest of (a) the Policy Value, (b) all Premiums paid less all withdrawals and any premium taxes applicable to those withdrawals or (c) the greatest Policy Anniversary Value prior to the earliest of the Annuitant's or Owner's 75th birthday increased by all Premiums paid since that Policy Anniversary less all withdrawals and any premium taxes applicable to those withdrawals since that Policy Anniversary. If the deceased Owner or Annuitant, as applicable, had attained age 85, the death benefit will be equal to the Policy Value. The Death Benefit will be determined as of the Valuation Period during which the later of (a) Proof of Death of the Owner or Annuitant is received by the Service Center or (b) a Written Notice of the method of settlement elected by the Beneficiary is received at the Service Center. If no settlement method is elected, the death benefit will be calculated and paid as of a date no later than one year after the date of death. No Contingent Deferred Sales Load will apply. Until the death benefit is paid, the Policy Value will remain in the Sub-Accounts as previously specified by the Owner or as reallocated pursuant to instructions received by Transamerica from all Beneficiaries. Therefore, the Policy Value will fluctuate with investment performance of the applicable Sub-Account(s) and accordingly, the amount of the death benefit will depend on the Policy Value at the time the death benefit is paid. Payment of Death Benefit
           The death benefit is generally payable upon receipt of Proof of Death of the Annuitant or Owner. Upon receipt of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information to make the payment. The death benefit may be paid in a lump sum cash benefit or, subject to any limitations under any state or federal law, rule, or regulation, under one of the Annuity Forms unless a settlement agreement is effective under the Policy preventing such election. If no settlement method is elected within one year of the date of death, the death benefit will be paid in a lump sum. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws. (See "Federal Tax Matters" page 33.) Designation of Beneficiaries
           The Owner may select one or more Beneficiaries and name them in the application. If the Owner selects more than one beneficiary, unless otherwise indicated by the Owner they will share equally in any death benefits payable in the event of the Annuitant's death before the Annuity Date if there is no Contingent Annuitant, or the Owner's death if there is no Joint Owner. Different Beneficiaries may be named with respect to the Annuitant's death (Annuitant's Beneficiary) and the Owner's death (Owner's Beneficiary). Before the Annuitant's death, the Owner may change the Beneficiary by notice to the Service Center in a form and manner acceptable to Transamerica. The Owner may also make the designation of Beneficiary irrevocable by sending notice to and obtaining approval from the Service Center. Irrevocable Beneficiaries may only be changed with the written consent of the designated Irrevocable Beneficiaries, except to the extent required by law.
         The interest of any Beneficiary who dies before the Owner or Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of the Owner or Annuitant will also terminate if no benefits have been paid unless the Policy has been endorsed to provide otherwise. The benefits will then be paid as though the Beneficiary had died before the Owner or Annuitant. If the interests of all designated Beneficiaries have terminated, any benefits payable will be paid to the Owner's estate.
         Transamerica may rely on an affidavit by any responsible person in determining the identity or non-existence of any Beneficiary not identified by name.
Death of Annuitant Prior to the Annuity Date
           If the Annuitant dies prior to the Annuity Date and the Annuitant is not the Owner and there is no Contingent Annuitant, a death benefit under the Policy relating to that Annuitant will be paid to the Annuitant's Beneficiary. If there is a Contingent Annuitant, then upon the death of the Annuitant the Contingent Annuitant will become the Annuitant and no Death Benefit will be paid at that time. Death of Owner Prior to the Annuity Date
           If an Owner dies before the Annuity Date, a death benefit will be paid to that Owner's Beneficiary. If the Policy has Joint Owners, the surviving Joint Owner will be the Owner's Beneficiary. If the Owner's Beneficiary is the deceased Owner's spouse, then the spouse may elect to treat the Policy as his or her own or receives payment of the death benefit. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws. (See "Federal Tax Matters" page 33.)
Death of Annuitant or Owner After the Annuity Date
           If the Annuitant or an Owner dies after the annuity starts, the remaining undistributed portion, if any, of the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some Annuity Forms, there will be no death benefit. If the Owner is not the Annuitant, upon an Owner's death, any remaining ownership rights will pass to the Owner's Beneficiary.

CHARGES AND DEDUCTIONS


           No deductions are made from Premiums except for any applicable premium taxes. Therefore, the full amount, less any premium taxes, of the Premiums are invested in one or more of the Sub-Accounts of the Variable Account or the Fixed Account.

         As more fully described below, charges under the Policy are assessed in three ways: (1) as deductions for the Policy (or Annuity) Fees, any Transfer Fees, any Systematic Withdrawal Option fees and, if applicable, for premium taxes; (2) as charges against the assets of the Variable Account for the assumption of mortality and expense risks and administrative expenses; and (3) as Contingent Deferred Sales Loads. In addition, certain deductions are made from the assets of the Funds for investment management fees and expenses. These fees and expenses are described in the Funds' prospectuses and their statements of additional information. Contingent Deferred Sales Load
           No deduction for sales charges is made from Premiums (although premium tax may be deducted). However, a Contingent Deferred Sales Load of up to 6% of Premiums paid may be imposed on certain withdrawals or surrenders (and possibly on certain annuitizations) to partially cover certain expenses incurred by Transamerica relating to the sale of the Policies, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.
         The Contingent Deferred Sales Load percentage varies according to the number of Policy Years between the Policy Year in which a Net Premium was credited to the Policy and the Policy Year in which the withdrawal is made. The amount of the Contingent Deferred Sales Load is determined by multiplying the amount withdrawn subject to the Contingent Deferred Sales Load by the Contingent Deferred Sales Load percentage in accordance with the following table.

Number of Policy Years                           Contingent Deferred Sales Load
Since Receipt of  Each Premium                       As a Percentage of Premium
Less than one year                                                         6%
1 year but less than 2 years                                               6%
2 years but less than 3 years                                              5%
3 years but less than 4 years                                              5%
4 years but less than 5 years                                              4%
5 years but less than 6 years                                              4%
6 years but less than 7 years                                              2%
7 or more years                                                            0%

         In no event shall the aggregate Contingent Deferred Sales Load assessed against the Policy exceed 6% of the aggregate Premiums paid to a Policy.

         Certain amounts may be withdrawn free of any Contingent Deferred Sales Load. The Owner may make withdrawals up to the "Allowed Amount" (described below) without incurring a Contingent Deferred Sales Load each Policy Year before the Annuity Date. During the first Policy Year, the Allowed Amount is equal to accumulated earnings not previously withdrawn. For the first withdrawal, and only the first withdrawal in a Policy Year after the first Policy Year, the available Allowed Amount is equal to the sum of (a) 100% of Premiums not previously withdrawn and received at least seven Policy years before the date of withdrawal; please (b) the greater of (i) the accumulated earnings not previously withdrawn or (ii) 10% of Premiums received at least one but less than seven complete Policy Years before the date of withdrawal not reduced to take into account any withdrawals deemed to be made from such Premiums. After the first withdrawal in a Policy Year, after the first Policy Year, the available Allowed Amount is equal to the sum of: (a) 100% of Premiums not previously withdrawn and received at least seven complete Policy Years before the date of withdrawal; plus (b) accumulated earnings not previously withdrawn. Withdrawals will always be made first from accumulated earnings, and then from Premiums on a first in first out basis, so that accumulated earnings may be depleted with the first withdrawal and the 10% of Premiums discussed above is not used in the calculation of the Allowed Amount. If an Allowed Amount is not withdrawn during a Policy Year, it does not carry over to the next Policy Year. However, accumulated earnings, if any, in an Owner's Policy Value are always available as the Allowed Amount. No withdrawals are allowed with regard to Premiums made by a check which has not cleared.

         Some Policy Owners may hold Policies which, when originally issued, provided for an Allowed Amount which was equal to the sum of (1) all Premiums, not previously withdrawn and held more then seven Policy Years plus (2) 10% of Premiums held between one and seven Policy Years not reduced by any withdrawals made from such Premiums. Under these Policies, withdrawals were made first from Premiums (on a first in first out basis) then from earnings. The Allowed Amount applicable to these Policy Owners will be determined by whichever formula provides them with the larger amount available, for full surrenders only, without a Contingent Deferred Sales Load.
         In addition, no Contingent Deferred Sales Load is assessed: (a) upon annuitization to an option involving life contingencies on or after the third Policy Anniversary; (b) on distributions resulting from the death of the Owner or Annuitant before the Annuity Date; (c) upon withdrawals of Policy Value among the Sub-Accounts under the Systematic Withdrawal Option; (d) or, in some circumstances, under the Automatic Payout Option. Any applicable Contingent Deferred Sales Load will be deducted from the amount requested for both partial withdrawals and full surrenders. Administrative Charges

           At the end of each Policy Year before the Annuity Date, Transamerica deducts an annual Policy Fee as partial compensation for expenses relating to the issue and maintenance of the Policy and the Variable Account. The annual Policy Fee is equal to the lesser of $30 or 2% of the Policy Value. No Policy Fee will be deducted for a Policy Year if the Policy Value exceeds $50,000 on the last business day of the Policy Year or as of the date the Policy is surrendered. The Policy Fee may be changed upon 30 days advance written notice, subject to the prior approval of the New York State Insurance Department but in no event may it exceed the lesser of $60 or 2% of the Policy Value. Such increases in the Policy Fee will apply only to future deductions after the effective date of the change. If the Policy is surrendered on other than the end of a Policy Year, the Policy Fee will be deducted in full at the time of such surrender. The Policy Fee will be deducted on a pro rata basis from each Sub-Account in which the Policy is invested at the time of such deduction or from the Fixed Account if there are insufficient funds in the Sub-Accounts.

         After the Annuity Date, an annual Annuity Fee of $30 will be deducted in equal amounts from each Variable Annuity Payment made during the year ($2.50 each month if monthly payments). This fee will not be changed. No Annuity Fee will be deducted from Fixed Annuity Payments.
         Transamerica also makes a deduction (the Administrative Expense Charge) from the Variable Account at the end of each Valuation Period (both before and after the Annuity Date) at an effective current annual rate of 0.15% of assets held in each Sub-Account for those administrative expenses attributable to the Policies and the Variable Account which exceed the revenues received from the Policy Fee, any Transfer Fee, and any fee imposed for Systematic Withdrawals. Transamerica has the ability to increase or decrease this charge, but the charge is guaranteed not to exceed 0.25%. Transamerica will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular Policy. The Administrative Expense Charge is reflected in the Variable Accumulation or Variable Annuity Unit Values for each Sub-Account. Mortality and Expense Risk Charge
           Transamerica imposes a charge called the Mortality and Expense Risk Charge to compensate it for bearing certain mortality and expense risks under the Policies. For assuming these risks, Transamerica makes a daily charge equal to 0.003403% corresponding to an effective annual rate of 1.25% of the value of the net assets in the Variable Account. This charge is imposed before the Annuity Date and if an Annuity Purchase Amount is applied to a Variable Payment Option, also after the Annuity Date. Transamerica guarantees that this charge of 1.25% will never increase.
         The Mortality and Expense Risk Charge is reflected in the Variable Accumulation or Variable Annuity Unit Values for each Sub-Account.
         Variable Accumulated Values and Variable Annuity Payments are not affected by changes in actual mortality experience incurred by Transamerica. The mortality risks assumed by Transamerica arise from its contractual obligations to make Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Policy) and to pay death benefits prior to the Annuity Date. Thus Owners are assured that neither the Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the Annuity Payments under the Policy.
         Transamerica also bears substantial risk in connection with the death benefit before the Annuity Date, since it will pay a death benefit that may be greater than the Policy Value. In this way, Transamerica bears the risk of unfavorable experience in the Sub-Accounts.
         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in administering the Policy and the Variable Account will exceed the amount recovered through the Administrative Expense Charge, Policy Fees, Transfer Fees and any fees imposed for Systematic Withdrawals.
         If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on Transamerica. Conversely, if this charge is more than sufficient, any excess will be profit to Transamerica.
Currently, Transamerica expects a profit from this charge.
         Transamerica anticipates that the Contingent Deferred Sales Load will not generate sufficient funds to pay the cost of distributing the Policies. To the extent that the Contingent Deferred Sales Load is insufficient to cover the actual cost of Policy distribution, the deficiency will be met from Transamerica's general corporate assets which may include amounts, if any, derived from the Mortality and Expense Risk Charge. Premium Taxes
         Currently, New York has no premium tax or retaliatory premium tax. If New York imposes these taxes in the future, or if the Owner is or becomes a resident of a state where such taxes apply, Transamerica will deduct applicable premium taxes, including any retaliatory taxes, paid with respect to a particular Policy from the Premiums, from amounts withdrawn, or from amounts applied on the Annuity Date.
         In certain limited circumstances, a broker-dealer or other entity distributing the Policies may elect to pay to
Transamerica  an amount equal to the premium taxes that would  otherwise be attributable to that entity's customers. In such cases, Transamerica will not impose a premium tax charge on those Policies. Transfer Fee

          A $10 fee is charged for each transfer in excess of 18 in a Policy Year. Currently, no fee is charged for
Automatic Asset Rebalancing. However, Transamerica reserves the right to impose a nominal fee.
Systematic Withdrawal Option

           Transamerica reserves the right to impose an annual fee of an amount not to exceed $25 for administrative expenses associated with processing systematic withdrawals. This fee, which is currently waived, will be deducted from each systematic withdrawal in equal installments during a Policy Year.
Taxes
           Under present laws, Transamerica will incur state or local taxes (in addition to the premium taxes described above) in several states. No charges are currently made for taxes other than state premium taxes. However, Transamerica reserves the right to deduct charges in the future for federal, state and local taxes or the economic burden resulting from the application of any tax laws that Transamerica determines to be attributable to the Policies. Portfolio Expenses

           The value of the assets in the Variable Account reflects the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios are found in the Funds' prospectuses. (See "The Funds" page 17.)
Sales in Special Situations
         Transamerica may sell the Policies in special situations that are expected to involve reduced expenses for Transamerica. These instances may include: 1) sales in certain group arrangements, such as employee savings plans;
2) sales to current or former officers, directors and employees (and their families) of Transamerica and its affiliates; 3) sales to officers, directors, and employees (and their families) of the Portfolios' investment advisers and their affiliates; and 4) sales to officers, directors, employees and sales agents (registered representatives) (and their families) of broker-dealers and other financial institutions that have sales agreements with Transamerica to sell the policies. In such situations, 1) the contingent deferred sales load may be reduced or waived, 2) the mortality and expense risk charge or administration charges may be reduced or waived; and/or 3) certain amounts may be credited to the policy account value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the Policy Account Value. These reductions in fees or charges or credits to account value will not unfairly discriminate against any Policy Owner. These reductions in fees or charges or credits to Account Value are generally taxable and treated as Premiums for purposes of income tax and any possible premium tax charge.


ANNUITY PAYMENTS

Annuity Date
           Initially, the Annuity Date is selected by the Owner at the time the Initial Premium is paid. Thereafter, the Annuity Date may be changed from time to time by the Owner by giving notice to the Service Center provided that notice of each change is received by the Service Center at least thirty (30) days prior to the then-current Annuity Date. The Annuity Date must not be earlier than the third Policy Anniversary. The latest Annuity Date which may be elected is the first day of the calendar month immediately preceding the month of the Annuitant's 85th birthday.
         The Annuity Date must be the first day of a calendar month. The first Annuity Payment will be on the first day of the month immediately following the Annuity Date.
Annuity Payment
           The Annuity Date is the date that the Annuity Purchase Amount is applied to provide the Annuity Payments under the Policy under the selected Annuity Form and Payment Option, unless the entire Policy Value has been withdrawn or the death benefit has been paid to the Beneficiary prior to that date. The Annuity Purchase Amount is the Policy Value, less any applicable Contingent Deferred Sales Load and less any applicable premium taxes. Any
Contingent Deferred Sales Load will be waived if values are applied to an Annuity Form involving life contingencies on or after the third Policy Anniversary.
         If the amount of the monthly Annuity Payment from any of the Payment Options selected by the Owner would result in a monthly Annuity Payment of less than $20, or if the Annuity Purchase Amount is less than $2,000, Transamerica reserves the right to offer a less frequent mode of payment or pay the Policy Value in a cash payment. Monthly Annuity Payments from the Variable Annuity Payment Option will further be subject to a minimum monthly annuity amount of $50 from each Sub-Account of the Variable Account from which such payments are made.
         The Owner may choose from the Annuity Forms below. Transamerica may consent to other plans of payment before the Annuity Date. For Annuity Forms involving life income, the actual age and/or sex of the Annuitant, or a Joint or Contingent Annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain Qualified Policies. Transamerica reserves the right to ask for satisfactory proof of the Annuitant's (or Joint or Contingent Annuitant's) age. Transamerica may delay Annuity Payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment under a selected Annuity Form shall be greater for older Annuitants than for younger Annuitants.
         The Owner may choose from the two Annuity Payment Options described below. The Annuity Date and Annuity Forms available for Qualified Policies may also be controlled by endorsements, the plan or applicable law.
         A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, Transamerica has not received a proper written election not to have federal income taxes withheld, Transamerica must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. State income tax withholding may also apply. (See "Federal Tax Matters" page 33.) Election of Annuity Forms and Payment Options
           The Annuity Form and Payment Option for each Policy is set as a 120 month period certain and life Annuity Form, under the Variable Payment Option.
         Before the Annuity Date, and while the Annuitant is living, the Owner may, by Written Request, change the Annuity Form or Annuity Payment Option or may request payment of the Cash Surrender Value for the Policy. The request for change of the Annuity Date or Annuity Payment Option must be received by the Service Center at least 30 days prior to the Annuity Date.
         In the event that an Annuity Form and Payment Option are not selected at least 30 days before the Annuity Date, Transamerica will make Variable Annuity Payments in accordance with the 120 month period certain and life Annuity Form and the applicable provisions of the Policy.
Annuity Payment Options
           The Annuity Forms may be paid under Fixed or Variable Annuity Payment Options. Under the Fixed Annuity Payment Option, the amount of each payment will be determined on the Annuity Date and will not subsequently be affected by the investment performance of the Sub-Accounts. Under the Variable Annuity Payment Option, the Annuity Payments, after the first Annuity Payment, will reflect the investment experience of the Sub-Account or Sub-Accounts chosen by the Owner.
         Owners may elect a Fixed Annuity, a Variable Annuity, or a combination of both (in 25% increments of the Annuity Purchase Amount). If the Owner elects a combination, he or she must specify what part of the Annuity Purchase Amount is to be applied to the Fixed and Variable Payment Options. Unless specified otherwise, the applied Annuity Purchase Amount will be used to provide a Variable Annuity. In this event, the initial allocation of Variable Annuity Units for the Variable Sub-Accounts will be in proportion to the Policy's value in the Sub-Accounts on the Annuity Date. Fixed Annuity Payment Option
           A Fixed Annuity provides for Annuity Payments which will remain constant pursuant to the terms of the Annuity Form elected. If a Fixed Annuity is selected, the portion of the Annuity Purchase Amount used to provide the Fixed Annuity will be transferred to the general account assets of Transamerica, and the amount of Annuity Payments will be established by the fixed annuity provisions selected and the age and sex (if sex-distinct rates are allowed by law) of the Annuitant and will not reflect investment experience after the Annuity Date. The Fixed Annuity Payment amounts are determined by applying the Annuity Purchase Rate specified in the Policy to the portion of the Annuity Purchase Amount applied to the Fixed Annuity Option by the Owner. Payments may vary after the death of the Annuitant under some Annuity Options; the amounts of these variances are fixed on the Annuity Date. Variable Annuity Payment Option
           A Variable Annuity provides for payments that vary in dollar amount, based on the investment performance of the selected Sub-Account(s) of the Variable Account. The Variable Annuity Purchase Rate Tables in the Policy reflect an assumed annual interest rate of 4%, so if the actual net investment performance of the Sub-Account(s) is less than this rate, then the dollar amount of the actual Annuity Payments will decrease. If the actual net investment performance of the Sub-Account(s) is higher than this rate, then the dollar amount of the actual Annuity Payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual Annuity Payments will remain constant.
         Variable Annuity Payments will be based on the Sub-Accounts selected by the Owner, and on the allocations among the Sub-Accounts.
         For further details as to the determination of Variable Annuity Payments, see the Statement of Additional
Information.
Annuity Forms
           The Owner may choose any of the Annuity Forms described below. Subject to approval by Transamerica, the Owner may select any other Annuity Forms then being offered by Transamerica.
         (1) Life Annuity. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments end with the payment due just before the Annuitant's death. There is no death benefit under this form. It is possible that only one payment will be made under this form if the Annuitant dies before the second payment is due; only two payments will be made if the Annuitant dies before the third payment is due, and so forth.
         (2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments will continue for as long as the Annuitant lives. After the Annuitant dies, payments will be made to the Contingent Annuitant, if living, for as long as the Contingent Annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the Contingent Annuitant. There is no death benefit after both die. If the Contingent Annuitant does not survive the Annuitant, payments will end with the payment due just before the death of the Annuitant. It is possible that only one payment or very few payments will be made under this form, if the Annuitant and Contingent Annuitant die shortly after payments begin.
         The  Written  Request  for this  form  must:  (a)  name the  Contingent
Annuitant; and (b) state the percentage of payments for the Contingent Annuitant. Once Annuity Payments start under this Annuity Form, the person named as Contingent Annuitant for purposes of being the measuring life, may not be changed. Transamerica will require proof of age for the Annuitant and for the Contingent Annuitant before payments start.
         (3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments will be made for the longer of: (a) the Annuitant's life: or (b) the period certain. The period certain may be 120 or 180 or 240 months, but in no event may it exceed the life expectancy of the Annuitant.
         If the Annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the Annuitant's death. No benefit will then be payable to the Annuitant's Beneficiary.
         If the Annuitant dies during the period certain, the rest of the period certain payments will be made to the Annuitant's Beneficiary. The Owner may elect to have the commuted value of these payments paid in a single sum. Transamerica will determine the commuted value by discounting the rest of the payments at the then current rate of interest used for commuted values.
         If the Owner does not elect to have the commuted value paid in a single sum after the Annuitant's death, the Owner may designate a Payee to receive any remaining payments payable if the Annuitant's Beneficiary dies before all of the payments under the period certain have been made. If the Annuitant's Beneficiary dies before receiving all of the remaining period certain payments and a designated Payee does not survive the Annuitant's Beneficiary for at least 30 days, then the remaining payments will be paid to the Owner, if living, otherwise in a single sum to the Owner's estate.
         The Written Request for this form must: (a) state the length of the period certain; and (b) name the Annuitant's
Beneficiary.
         (4) Joint and Survivor Annuity. Payments will be made, starting on the first day of the month immediately following the Annuity Date, if and for as long as the Annuitant and Joint Annuitant are living. After the Annuitant or Joint Annuitant dies, payments will continue as long as the survivor lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that only one payment or very few payments will be made under this form if the Annuitant and Joint Annuitant both die shortly after payments begin.
         The Written Request for this form must: (a) name the Joint Annuitant; and (b) state the percentage of continued payments for the survivor. Once payments start under this Annuity Form, the person named as Joint Annuitant, for the purpose of being the measuring life, may not be changed. Transamerica will need proof of age for the Joint Annuitant before payments start.
         (5) Other Forms of Payment. Benefits can be provided under any other Annuity Form not described in this section subject to Transamerica's agreement and any applicable state or federal law or regulation. Requests for any other Annuity Form must be made in writing to the Service Center at least 30 days before the Annuity Date.
         Once payments start under the Annuity Form and Payment Option selected by the Owner: (a) no changes can be made in the Annuity Form and Payment Option;
(b) no additional Premium will be accepted under the Policy; and (c) no further withdrawals will be allowed.

         The Owner may, at any time after the Annuity Date by Written Notice to us at our Service Center, change the Payee of annuity benefits being provided under the Policy. The effective date of change in Payee will be the later of: (a) the date we receive the Written Request for such change; or (b) the date specified by the Owner. If the Policy is issued as a Qualified Policy, the Owner may not change the Payee on or after the Annuity Date.
Alternate Fixed Annuity Rates

           The amount of any Fixed Annuity Payments will be determined on the Annuity Date by using either the guaranteed fixed annuity rates or Transamerica's current single premium fixed annuity rates at the time, whichever would result in a higher amount of monthly Fixed Annuity Payments.

QUALIFIED POLICIES


         The Policies may be used to fund rollover IRAs and, with Transamerica's prior permission, to fund rollover Roth IRAS, contributory IRAs and contributory Roth IRAs, for use in connection with Section 408 and 408A of the Code. A rollover IRA is one whose initial Purchase Payment is from the rollover or transfer of certain kinds of distributions from a non-Roth IRA, qualified plans, or Section 403(b) tax sheltered annuities, following the rules set out in the Code to maintain favorable tax treatment of the rollover IRA. A rollover Roth IRA is one whose initial Purchase Payment is from the rollover, transfer or conversion from non-Roth IRA or Roth IRA. A contributory IRA or contributory Roth IRA are those whose initial and subsequent Purchase Payments are subject to limitations imposed by the Code.

         With Transamerica's prior permission, the Policy may also be used for various types of qualified pension and profit sharing plans under Section 401 of the Code, which permits corporate employers to establish various types of retirement plans for employees, and as Section 403(b) annuities. Currently, additional Premiums after the initial Premium may not be made to Policies used as Section 401(a) or Section 403(b) annuities. The tax rules applicable to distribution from qualified retirement plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not satisfy specified requirements and certain other transactions with subject to qualified plans. Purchasers of the Policies for use in qualified plans should seek competent advice regarding the suitability of the proposed plan documents and the Policies to their specific needs. Transamerica reserves the right to decline to sell the Policy to certain qualified plans or terminate the policy if in Transamerica's judgment the Policy is not appropriate for the plan.
         If a Policy is purchased to fund an IRA or Roth IRA, the Annuitant must also be the Owner. In addition, under current tax law, minimum distributions are required from certain Qualified Policies. See "Federal Tax Matters" page ___.

The Owner should consult his/her tax adviser concerning these matters. Automatic Payout Option ("APO")

         Prior to the Annuity Date, for Qualified Policy other than Roth IRAs, the Owner may elect the Automatic Payout Option ("APO") to satisfy minimum distribution requirements under Sections 401(a)(9), 403(b), and 408(b)(3) of the Code with regard to this Policy. See "Federal Tax Matters" page ___. For IRAs and Sep/IRAs this may be elected no earlier than six months prior to the calendar year in which the Owner attains age 70 1/2, but payments may not begin earlier than January of such calendar year. For other Qualified Policies, APO can be elected no earlier than six months prior to the later of when the Owner
(a) attains age 70 1/2; and (b) retires from employment. Additionally, APO withdrawals may not begin before the later of (a) 30 days after the Policy Date or (b) the end of the Free Look Period. APO may be elected in any calendar month, but no later than the month in which the Owner attains age 84.

         APO withdrawals will be from the Sub-Account(s) and in the percentage allocations specified by the Owner. If no specifications are made, withdrawals will be pro rata from all Sub-Account(s) with value. Withdrawals can not be made from a Sub-Account from which Dollar Cost Averaging transfers are being made.
         Payments will be made annually, and will continue unless terminated by the Owner or automatically terminated by Transamerica as set forth in the Policy. Once terminated, APO may not be elected again.
           If only APO withdrawals are made, no Contingent Deferred Sales Load will apply, regardless of the "Allowed Amount" (described on page 27). However, if a partial withdrawal is taken, that partial withdrawal and any subsequent withdrawals that Policy Year will be subject to a Contingent Deferred Sales Charge to the extent they exceed the "Allowed Amount." (See "Contingent Deferred Sales Load" page 27.)
         To be eligible for this option,  the following  conditions must be met:
(1) the Policy Value must be at least $12,000 at the time of election; and (2) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3) or $500.
         APO allows the required minimum distribution to be paid from the Sub-Account(s) of the Variable Account. If there are insufficient funds in the Variable Account to make a withdrawal, or for other reasons as set forth in the Policy, this option will terminate.
         If you have more than one qualified plan subject to the Code's minimum distribution requirements, you must consider all such plans in the calculation of your minimum distribution requirement, but Transamerica will make calculations and distribution with regard to this Policy only. Restrictions under Section 403(b) Programs
         Certain restrictions apply to annuity contracts used in connection with Internal Revenue Code Section 403(b) retirement plans. Section 403(b) of the
Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL TAX MATTERS

Introduction
         The following discussion is a general description of federal tax considerations relating to the Policy and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Policy. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The   Policy   may  be   purchased   on  a  non-tax   qualified   basis
("Non-Qualified Policy") or purchased and used in connection with plans qualifying for special tax treatment ("Qualified Policy"). Qualified Policies are designed for use by individuals solely as plans entitled to special income tax treatment under Sections 401, 403(b), 408 and 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Policy, on Annuity Payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary may depend on the type of retirement plan, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax qualified retirement plan and receiving distributions from a Qualified Policy in order to continue receiving special tax treatment. Therefore, purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Policy. The following discussion assumes that a Qualified Policy is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.
         The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.
Premiums
           At the time the Initial Premium is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Policy or a Qualified Policy. If the Initial Premium is derived from an exchange or surrender of another annuity policy, Transamerica may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. Transamerica will require that persons purchase separate Policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Policy would require the minimum Initial Premium stated above. Additional Premiums under a Policy must qualify for the same federal income tax treatment as the Initial Premium under the Policy; Transamerica will not accept an additional Premium under a Policy if the federal income tax treatment of such Premium would be different from that of the Initial Premium.


Taxation of Annuities
         In General
         Section 72 of the Code governs taxation of annuities in general. Transamerica believes that the Owner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs by withdrawing all or part of the Policy Value (e.g., withdrawals or Annuity Payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value (and in the case of a Qualified Policy, any portion of an interest in the plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.
         The Owner of any Non-Qualified Policy who is not a natural person generally must include in income any increase in the excess of the Policy Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.
         The following discussion generally applies to Policies owned by a natural persons.
         Withdrawals
         In the case of a withdrawal under a Qualified Policy, including withdrawals under the Systematic Withdrawal Option or the Automatic Payout Option, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Premiums paid by or on behalf of any individual. For a Qualified Policy, the "investment in the contract" can be zero. Special tax rules may apply to certain distributions from a Qualified Policy.
         With respect to Non-Qualified Policies, partial withdrawals, including withdrawals under the Systematic Withdrawal Option, are generally treated as taxable income to the extent that the Policy Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."
         Annuity Payments

         Although the tax consequences may vary depending on the Annuity Payment elected under the Policy, in general, only the portion of the Annuity Payment that represents the amount by which the Policy Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable. For Variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Annuity Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount. Withholding
         The Code requires Transamerica to withhold federal income tax from distributions under the Policies. However, except for distributions from certain Qualified Policies, an Owner will be entitled to elect, in writing, not to have tax withheld. Withholding applies to the portion of a distribution which is includible in income and subject to federal income tax, where the taxable amount is at least $200. Some states also require withholding for state income taxes.
         The withholding varies according to the type of distribution and the Owner's tax status. "Eligible rollover distributions" from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions, such as minimum required distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or to an IRA (other than a Roth IRA).
         The federal income tax withholding rate for a distribution that is not an "eligible rollover distribution" is 10% of the taxable amount of the distribution.

         Penalty Tax
         In the case of a distribution pursuant to a Non-Qualified Policy, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Owner attains age 59 1/2; (2) made as a result of death or disability of the Owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a Joint Owner. Other tax penalties may apply to certain distributions under a Qualified Policy.
         Taxation of Death Benefit Proceeds
         Amounts may be distributed from the Policy because of the death of an Owner or the Annuitant. Generally such amounts are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the Policy is not affected by the Owner's or Annuitant's death. That is, the investment in the Policy remains the amount of any Premiums paid which were not excluded from gross income. Other rules relating to distributions at death apply to Qualified Policies. You should consult your legal counsel and tax adviser regarding these rules and their impact on Qualified Policies.
         Required Distributions upon Owner's Death

         Notwithstanding any provision of the Policy or this prospectus to the contrary, no payment of benefits provided under the Policy will be allowed that does not satisfy the requirements of Section 72(s) of the Code. If the Owner dies before the Annuity Date, the Death Benefit payable to the Owner's Beneficiary will be distributed as follows:

         (a) the Death Benefit must be completely distributed within five years of the Owner's date of death; or (b) the Owner's Beneficiary may elect, within the one year period after the Owner's date of death, to receive the Death Benefit in the form of an annuity from us, provided that: (1) such annuity is distributed in substantially equal installments over the life of such Owner's Beneficiary or over a period not extending beyond the life expectancy of such Owner's Beneficiary; and (2) such distributions begin not later than one year after the Owner's date of death.
         Notwithstanding (a) and (b) above, if the sole Owner's Beneficiary is the deceased Owner's surviving spouse, then such spouse may elect, within the one year period after the Owner's date of death, to continue the Policy under the same terms as before the Owner's death. Upon receipt of such election from the spouse, in a form and manner acceptable to us, at our Service Office: (1) all rights of the spouse as Owner's Beneficiary under the Policy in effect prior to such election will cease; (2) the spouse will become the Owner of the Policy and will also be treated as the Contingent Annuitant, if none has been named and only if the deceased Owner was the Annuitant; and (3) all rights and privileges granted by the Policy or allowed by Transamerica will belong to the spouse as Owner of the Policy. This election will be deemed to have been made by the spouse if such spouse makes a Premium payment to the Policy or fails to make a timely election as described in this paragraph.
         If the Owner's Beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death. If the nonspouse Owner's Beneficiary is not an individual, then only a cash payment will be paid.
         If no election is received by us from a nonspouse Owner's Beneficiary within the one year period after the Owner's date of death, then we will pay the Death Benefit to the Owner's Beneficiary in a cash payment. The Death Benefit will be determined as of the date we make the cash payment. Such cash payment will be in full settlement of all our liability under the Policy.
         If Annuitant Dies After Annuity Starts - If the Annuitant dies after the annuity starts, any benefit payable will be distributed at least as rapidly as under the Annuity Form then in effect.
         If Owner Dies After Annuity Starts - If the Owner dies after the annuity starts, any benefit payable will continue to be distributed at least as rapidly as under the Annuity Form then in effect. All of the Owner's rights granted under the Policy or allowed by us will pass to the Owner's Beneficiary.
         Joint Ownership - For purposes of this section, if the Policy has Joint Owners we will consider the date of death of the first Joint Owner as the death of the Owner and the surviving Joint Owner will become the Owner of the Policy.
         Transfers, Assignments, or Exchanges of the Policy

         A transfer of ownership of a Non-Qualified Policy, the designation of an Annuitant, Payee, or Beneficiary who is not also the Owner, or the exchange of a Policy may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Certain Qualified Policies cannot be transferred or assigned, except as permitted by the Code or the Employee Retirement Income Security Act of 1974 (ERISA).

         Multiple Policies
         All deferred non-qualified annuity policies that are issued by Transamerica (or its affiliates) to the same Owner during any calendar year are treated as one annuity policy for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity policies or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity policy and separate deferred annuity policies as a single annuity policy under its general authority to prescribe rules as may be necessary to enforce the income tax laws. Qualified Policies
         In General

         The Qualified Policy is designed for use as a rollover IRA. With Transamerica's prior permission, the Policy may also be used as a rollover Roth IRA, a contributory IRA, or as a contributory Roth IRA, as a Section 403(b) annuity, and for use in qualified pension and profit sharing plans established by Corporate employers. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. We make no attempt to provide more than general information about use of the Policies with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under Qualified Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Policies. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Policies satisfy applicable law. Purchasers of Policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Policy.
         For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form and manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

         Qualified Pension and Profit Sharing Plans
         Section 401(a) of the Code permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Policy in order to provide retirement savings under the plans. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," also permits self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the plan, to the participant or to both may result if this Policy is assigned or transferred to any individual as a means to provide benefits payments. Purchasers of a Policy for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Policy to their specific needs. The Policy is designed to invest retirement savings and not to distribute retirement benefits.

        Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs
         The Policies are designed for use with rollover IRAs and contributory IRAs. A contributory IRA is a Policy in which initial and subsequent Purchase Payments are subject to limitations imposed by the Code. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as an "IRA"). Also, distributions from certain other qualified plans may be "rolled over" or transferred on a tax-deferred basis into an IRA.
         Earnings in an IRA are not taxed until distributed. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's compensation (including earned income as defined in Code Section 401(c)(2)) and may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" or transferred on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 are subject to a 10% penalty tax, unless certain exceptions apply. Purchasers should seek competent advice as to the suitability of the Policy for use with IRAs.
         Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP-IRAs are subject to certain Code requirements regarding participation and amounts of contributions.
         The Policies may also be used with rollover Roth IRAs and contributory Roth IRAs. A contributory Roth IRA is a policy to which initial and subsequent Purchase Payments are subject to limitations imposed by the Code. Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA on a non-deductible basis. In addition, distributions from a Section 408 IRA may be converted to a Roth IRA. A Section 408 IRA is an IRA described in Sections 408(a) or 408(b), other than a Roth IRA. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. Purchasers should seek competent advice as to the suitability of the policy for use with Roth IRAs.
         The sale of a Policy for use with an IRA, SEP-IRA or Roth IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of these Policies will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA, SEP-IRA or Roth IRA or their purchase.
         Tax Sheltered Annuities Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

         Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

         Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a Qualified Policy from a Section 403(b)(7) custodial account will be subject to the restrictions.

         Restrictions under Qualified Policies

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued. A Qualified Policy will be amended as necessary to conform to the requirements of the Code. Possible Changes in Taxation
         Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity policies. For example, one proposal would tax transfers among investment options and tax exchanges involving variable policies. A second proposal would reduce the "investment in the policy" under cash value life insurance and certain annuity policies by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the Policies could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy. Other Tax Consequences

           As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal gift and estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Policy depend on the individual circumstances of each Owner or recipient of the distribution.
A competent tax adviser should be consulted for further information. DISTRIBUTION OF THE POLICY

         Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter of the Policies. TSSC may also serve as an underwriter and distributor of other policies issued through the Variable Account and certain other separate accounts of Transamerica and any affiliates of Transamerica. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 1150 South Olive, Los Angeles, California 90015. Transamerica
pays  TSSC  for  acting  as  the  principal  underwriter  under  a  distribution agreement.
         TSSC has entered into sales agreements with other broker/dealers to solicit applications for the Policies through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the Policies may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.
         Under the agreements, applications for Policies will be sold by broker/dealers which will generally receive compensation of up to 6.25% of any Initial and additional Premiums paid (although higher amounts may be paid in certain circumstances). Additional amounts, including asset based trail commissions, may be paid in certain circumstances.
         Transamerica Financial Resources, Inc. ("TFR") also is an underwriter and distributor of the Policies. TFR is a wholly-owned  subsidiary of Transamerica  Insurance Corporation of California
 and is registered with the Commission and the NASD as a broker/dealer.


PREPARING FOR YEAR 2000
         As a result of computer systems that may recognize a date of 12/31/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a "Y2K" committee to address this issue. With regard to the systems and software which administer and affect the policies, Transamerica has determined that is own internal systems will be Year 2000 compliant. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the policies, to certify that the software or services will be Year 2000 compliant. In determining the variable accumulation unit values for each variable sub-account, Transamerica is reliant upon information received from the portfolios and is confirming that Year 2000 issues will not interfere with this flow of information. As of the date of this prospectus, it is not anticipated that policy owners will experience negative afffects on their investment, or on the services received in connection with their policies, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000. LEGAL PROCEEDINGS


           There is no pending material legal proceeding affecting the Variable Account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the Variable Account.

LEGAL MATTERS

           Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Policies has been provided by Sutherland, Asbill & Brennan. The organization of Transamerica, its authority to issue the Policies and the validity of the form of the Policies have been passed upon by James W. Dederer General Counsel of Transamerica.

ACCOUNTANTS


The financial statements of Transamerica at December 31, 1997 and 1996, and for each of the three years in the period then ended December 31, 1997, and the financial statements for the Variable Account at December 31, 1997, and for each of the two years in the period then ended, appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm experts in accounting and auditing.


VOTING RIGHTS

           To the extent required by applicable law, all Portfolio shares held in the Variable Account will be voted by Transamerica at regular and special shareholder meetings of the respective Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all Portfolio shares in its own right, Transamerica may elect to do so.
         The person with the voting interest is the Owner. The number of votes which are available to an Owner will be calculated separately for each Sub-Account of the Variable Account. Before the Annuity Date, that number will be determined by applying his or her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. The Owner holds a voting interest in each Sub-Account to which the Policy Value is allocated. After the Annuity Date, the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease.
         The number of votes of a Portfolio will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Funds.
         Shares as to which no timely instructions are received and shares held by Transamerica as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Policies participating in the Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
         Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.
         It should be noted that the Funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

           Transamerica has filed a registration statement (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Policy offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the Policy. Statements contained in this Prospectus, as to the content of the Policy and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
           A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:


Page
THE POLICY        3
DOLLAR COST AVERAGING      3
NET INVESTMENT FACTOR      3
ANNUITY PERIOD    3
         Variable Annuity Units and Payments4
         Variable Annuity Unit Value        4
         Transfers After the Annuity Date   4
GENERAL  PROVISIONS  4  IRS  Required   Distributions  4   Non-Participating   4
         Misstatement of Age or Sex 5 Proof of Existence and Age 5 Assignment 5 Annuity Data 5 Annual Report 5 Incontestability 5 Ownership 5 Entire Policy 5 Changes in the Policy 5 Protection of Benefits 5 Delay of Payments 5 Notices and Directions 6
CALCULATION OF YIELDS AND TOTAL RETURNS     6
         Money Market Sub-Account Yield Calculation  6
         Other Sub-Account Yield Calculations        6
         Standard Total Return Calculations 7
         Hypothetical Performance Data      7
         Other Performance Data     7
HISTORIC PERFORMANCE DATA  8
         General Limitations        8
         Money Market Sub-Account Yields    8
         Hypothetical Sub-Account Performance Figures         8
FEDERAL TAX MATTERS        11
         Taxation of Transamerica   11
         Tax Status of the Policies 11
DISTRIBUTION OF THE POLICY 12
SAFEKEEPING OF ACCOUNT ASSETS       12
TRANSAMERICA      13
         General Information and History    13
STATE REGULATION  13
RECORDS AND REPORTS        13
FINANCIAL STATEMENTS       13
APPENDIX A-1
         Annuity Transfer Formula   A-1

Appendix A



Example of Variable Accumulation Unit Value Calculations
         Suppose the net asset value per share of a Portfolio at the end of the current Valuation Period is $20.15; at the end of the immediately preceding Valuation Period it was $20.10; the Valuation Period is one day; and no dividends or distributions caused the Portfolio to go "ex-dividend" during the current Valuation Period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for Mortality and Expense Risk Charge and the Administrative Expense Charge of .003814% (the daily equivalent of the current charge of 1.40% on an annual basis) gives a Net Investment Factor of 1.002449. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had  been  15.500000,  the  value  for the  current  Valuation  Period  would be
15.537966 (15.5 x 1.002449).
Example of Variable Annuity Unit Value Calculations
         Suppose the circumstances of the first example exist, and the value of a Variable Annuity Unit for the immediately preceding Valuation Period had been
13.500000. If the first Variable Annuity Payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the Variable Annuity Unit for the current Valuation Period would be 13.531613 (13.5 x 1.002449 (the Net Investment Factor) x 0.999893). 0.999893 is the
factor, for a one day Valuation Period, that neutralizes the assumed rate of four percent (4%) per year used to establish the Variable Annuity Rates found in the Policy. Example of Variable Annuity Payment Calculations
         Suppose that the Account is currently credited with 3,200.000000 Variable Accumulation Units of a particular Sub-Account.
         Also suppose that the Variable Accumulation Unit Value and the Variable Annuity Unit Value for the particular Sub-Account for the Valuation Period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the Variable Annuity Rate for the age and option elected is $5.73 per $1,000. Then the first Variable Annuity Payment would be:

         3.200 x 15.5 x 5.73 divided by 1,000 = $284.21,
         and the number of Variable Annuity Units credited for future payments would be:
         284.21 divided by 13.5 = 21.052444.

         For the second monthly payment, suppose that the Variable Annuity Unit Value on the 10th day of the second month is 13.565712. Then the second Variable Annuity Payment would be $285.59 (21.052444 x 13.565712).

--------

O:\1998\2lny\nysai4-23     STATEMENT OF ADDITIONAL INFORMATION FOR


                      DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE
                             VARIABLE ANNUITY POLICY

                                    Issued By
                 Transamerica Life Insurance Company of New York




         The Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Dreyfus/Transamerica Triple Advantage Variable Annuity Policy ("Policy") issued by Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company). The Owner may obtain a copy of the Prospectus dated May 1, 1998, as supplemented from time to time, by writing to Transamerica Life Insurance Company of New York, Annuity Service Center, P.O. Box 31728, Charlotte, North Carolina 28231-1728 or by calling 800-258-4261. Terms used in the current Prospectus for the Policy are incorporated in this Statement. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

                                Dated May 1, 1998

TABLE OF CONTENTS
                                                                      Page
THE POLICY (page 22).....................................................3
DOLLAR COST AVERAGING (page 25)..........................................3
NET INVESTMENT FACTOR (page 24)..........................................3
ANNUITY PERIOD (page 33).................................................4
         Variable Annuity Units and Payments.............................4
         Variable Annuity Unit Value.....................................4
         Transfers After the Annuity Date................................4

GENERAL PROVISIONS.......................................................4
         IRS Required Distributions......................................4
         Non-Participating...............................................4
         Misstatement of Age or Sex......................................4
         Proof of Existence and Age......................................5
         Assignment......................................................5
         Annuity Data....................................................5
         Annual Report...................................................5
         Incontestability................................................5
         Ownership.......................................................5
         Entire Policy...................................................5
         Changes in the Policy...........................................5
         Protection of Benefits..........................................5
         Delay of Payments...............................................6
         Notices and Directions..........................................6

CALCULATION OF YIELDS AND TOTAL RETURNS (page 16)........................6
         Money Market Sub-Account Yield Calculation......................6
         Other Sub-Account Yield Calculations............................7
         Standard Total Return Calculations..............................7
         Hypothetical Performance Data...................................8
         Other Performance Data..........................................8
HISTORIC PERFORMANCE DATA................................................8
         General Limitations.............................................8
         Sub-Account Performance Figures.................................9
         Hypothetical Sub-Account Performance Figures...................11
FEDERAL TAX MATTERS (page 35)...........................................13
         Taxation of Transamerica.......................................13
         Tax Status of the Policies.....................................13
DISTRIBUTION OF THE POLICY (page 37)....................................14
SAFEKEEPING OF ACCOUNT ASSETS (page 18).................................15
TRANSAMERICA (page 18)..................................................15
         General Information and History................................15
STATE REGULATION (page 18)..............................................15
RECORDS AND REPORTS.....................................................15
FINANCIAL STATEMENTS....................................................15
APPENDIX...............................................................A-1
         Annuity Transfer Formula......................................A-1

                               (Additional  page references refer to the current
Prospectus.)

THE POLICY
         As a supplement to the description in the Prospectus, the following provides additional information about the Policy which may be of interest to some Owners.

DOLLAR COST AVERAGING
                  We reserve the right to send written notification to the Owner as to the options available if termination of Dollar Cost Averaging, either by the Owner or by Transamerica, results in the value in the receiving Sub-Account(s) to which monthly transfers were made to be less than $500. The Owner will have 10 days from the date our notice is mailed to:


                           (a) transfer the value of the Sub-Account(s) to another Sub-Account with a value equal to or greater than $500; or (b) transfer funds from another Sub-Account into the receiving Sub-Account(s) to bring the value of that Sub-Account to at least $500; or (c) submit an additional Premium to make the value of the Sub-Account equal to or greater than $500; or
                           (d) transfer the entire value of the receiving Sub-Account(s) back into the Source Account from which the automatic transfers were made.

                  If  no  election,   in  a  form  and  manner   acceptable   to
         Transamerica, is made by the Owner prior to the end of the 10 day period, Transamerica reserves the right to transfer the value of the receiving Sub-Account(s) back into the Source Accountfrom which the automatic transfers were made. Transfers made as a result of (a), (b), or (d) above will not be counted for purposes of the eighteen free transfers per Policy Year limitation.


NET INVESTMENT FACTOR

                   For any Sub-Account of the Variable Account, the Net Investment Factor for a Valuation Period before the Annuity Date is (a) divided by (b), minus (c) minus (d).
         Where (a) is
                  The net asset value per share held in the Sub-Account, as of the end of the Valuation Period,
         plus or minus
The per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the Valuation Period, plus or minus
                  A per-share charge or credit as Transamerica may determine, as of the end of the Valuation Period, for taxes. Where (b) is
                  The net asset value per share held in the Sub-Account as of the end of the last prior Valuation Period.
         Where (c) is
                  The daily charge of 0.003403% (1.25% annually) for the Mortality and Expense Risk Charge under this Policy times the number of calendar days in the current Valuation Period. Where (d) is
                  The daily Administrative Charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current Valuation
         Period. This charge may be increased, but will not exceed 0.000684% (0.25% annually).
                  A Valuation Day is defined as any day on which the New York Stock Exchange is open.
ANNUITY PERIOD
                  The  Variable   Annuity  Options  provide  for  payments  that
         fluctuate or vary in dollar amount, based on the investment performance of the selected Variable Account Sub-Account(s).

         Variable Annuity Units and Payments
                  For the first monthly payment, the number of Variable Annuity Units credited in each Sub-Account will be determined by dividing (a) the product of the portion of the value to be applied to the Sub-Account and the Variable Annuity Purchase Rate specified in the Policy by (b) the value of one Variable Annuity Unit in that Sub-Account on the Annuity Date. The amount of each subsequent Variable Annuity Payment equals the product of the number of Variable Annuity Units in each Sub-Account and the Sub-Account's Variable Annuity Unit Value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

         Variable Annuity Unit Value
                  The value of a Variable Annuity Unit in a Sub-Account on any Valuation Day is determined as described below.
                  The Net Investment Factor for the Valuation Period (for the appropriate Annuity Payment frequency) just ended is multiplied by the value of the Variable Annuity Unit for the Sub-Account on the preceding Valuation Day. The Net Investment Factor after the Annuity Date is calculated in the same manner as before the Annuity Date and then multiplied by an interest factor. The interest factor equals (.999893) where n is the number of days since the preceding Valuation Day. This compensates for the 4% interest assumption built into the Variable Annuity Purchase Rates.

         Transfers After the Annuity Date
                  After  the  Annuity  Date,  the Owner  may  transfer  Variable
         Annuity Units from one Sub-Account to another, subject to certain limitations. (See "Transfers" page 24 of the Prospectus.) The dollar amount of each subsequent monthly Variable Annuity Payment after the transfer must be determined using the new number of Variable Annuity Units multiplied by the Sub-Account's Variable Annuity Unit Value on the tenth day of the month preceding payment.
                  The formula used to determine a transfer after the Annuity Date can be found in the Appendix to this Statement of Additional Information.

GENERAL PROVISIONS

         IRS Required Distributions

                  The Policy is intended to qualify as an annuity contract for federal income tax purposes. All provisions in the Policy will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform to the Policy to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the Policy. If any Owner under a Non-Qualified Policy dies before the entire interest in the Policy is distributed, the value generally must be distributed to the designated Beneficiary so that the Policy qualifies as an annuity under the Code. (See "Federal Tax Matters" page 13.)


         Non-Participating
                  The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Transamerica.

         Misstatement of Age or Sex
                  If the age or sex of the Annuitant or any other measuring life has been misstated in the application, the Annuity Payments under the Policy will be whatever the Annuity Purchase Amount applied on the Annuity Date would purchase on the basis of the correct age or sex of the Annuitant and/or other measuring life. Any overpayments or underpayments by Transamerica as a result of any such misstatement may be respectively charged against or credited to the Annuity Payment or Annuity Payments to be made after the correction so as to adjust for such overpayment or underpayment.

         Proof of Existence and Age
                  Before making any payment under the Policy, Transamerica may require proof of the existence and/or proof of the age of the Annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the Policy.

         Assignment

                  No assignment of a Policy will be binding on Transamerica unless made in writing and given to Transamerica at its ServiceCenter. Transamerica is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Annuitant or non-irrevocable Beneficiary will be subject to the rights of any assignee of record.


         Annuity Data
                  Transamerica will not be liable for obligations which depend on receiving information from a Payee or measuring life until such information is received in a satisfactory form.

         Annual Report

                  At least once each Policy Year prior to the Annuity Date, the Owner will be given a report of the current Policy Value. This report will also include any other information required by law or regulation. After the Annuity Date, a confirmation will be provided with every Variable Annuity Payment.


         Incontestability
                  The Policies are incontestable from the Policy Date.

         Ownership

                  Only the Owner(s) will be entitled to the rights granted by the Policy, or allowed by Transamerica under the Policy. If an Owner dies, the rights of the Owner belong to the estate of the Owner unless the Owner has previously named an Owner's Beneficiary. A surviving Joint Owner automatically becomes the Owner's Beneficiary.

         Entire Policy
                  Transamerica has issued the Policy in consideration and acceptance of the application and payment of the Initial Premium. A copy of the application is attached to and is part of the Policy and along with the Policy constitutes the entire Policy. All statements made by the Owner are considered representations and not warranties. Transamerica will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Policy when issued.


         Changes in the Policy
                  Only two authorized officers of Transamerica, acting together, have the authority to bind Transamerica or to make any change in the Policy and then only in writing. Transamerica will not be bound by any promise or representation made by any other persons.
                  Transamerica may not change or amend the Policy, except as expressly provided in the Policy, without the Owner's consent. However, Transamerica may change or amend the Policy if such change or amendment is necessary for the Policy to comply with any state or federal law, rule or regulation.

         Protection of Benefits
                  To the extent permitted by law, no benefit (including death benefits) under the Policy will be subject to any claim or process of law by any creditor.

         Delay of Payments
                  Payment of any cash  withdrawal  or lump sum death benefit due from the Variable Account will occur within seven days from the date the election becomes effective, except that Transamerica may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of Owners.
                  In  addition,  while  it  is  our  intention  to  process  all transfers from the Sub-Accounts immediately upon receipt of a transfer request, the Policy gives us the right to delay effecting a transfer from a Sub-Account for up to seven days, but only in certain limited circumstances. However, the staff of the Commission currently interprets the Investment Company Act of 1940 to require the immediate processing of all transfers, and in compliance with that interpretation we will process all transfers immediately unless and until the Commission or its staff changes its interpretation or otherwise permits us to exercise this right. Subject to such approval, we may delay effecting such a transfer only if there is a delay of payment from an affected Portfolio. If this happens, and if the prior approval of the Commission or its staff is obtained, then we will calculate the dollar value or number of units involved in the transfer from a Sub-Account on or as of the date we receive a written transfer request, but will not process the transfer to the transferee Sub-Account until a later date during the seven-day delay period when the Portfolio underlying the transferring Sub-Account obtains liquidity to fund the transfer request through sales of portfolio securities, new Premiums, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a Sub-Account.



                  Transamerica may delay payment of any withdrawal from the Fixed Account for a period of not more than six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" page ____ of the Prospectus.) Notices and Directions
                  We will not be bound by any authorization, direction, election or notice which is not in writing, or in a form and manner acceptable to Transamerica, and received at our ServiceCenter.

                  Any written notice requirement by Transamerica to the Owner will be satisfied by our mailing of any such required written notice, by first-class mail, to the Owner's last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

         Money Market Sub-Account Yield Calculation

                  In accordance with regulations adopted by the Commission, Transamerica is required to compute the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account and income other than investment income at the beginning of such seven-day period, dividing such net change in Policy Value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in Policy Value reflects the deductions for the annual Policy Fee, the Mortality and Expense Risk Charges and Administrative Expense Charges and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the Variable Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funding vehicle.

                  The Commission also permits Transamerica to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.
                  The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Load (of up to 6% of Premiums) that may be applicable to a Policy.

         Other Sub-Account Yield Calculations
                  Transamerica may from time to time disclose the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to the income generated by the Sub-Account over a specified 30-day period. Because this yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Variable Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

              YIELD=  2[{a - b+1}6-1]
                             cd
         Where:

        a     = net investment  income earned during the period by the Portfolio attributable to the shares owned by the Sub-Account.
        b = expenses for the Sub-Account accrued for the period (net of reimbursements). c = the average daily number of Variable Accumulation Units outstanding during the period. d = the maximum offering price per Variable Accumulation Unit on the last day of the period.
                  Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all Policies. The yield calculations do not reflect the effect of any Contingent Deferred Sales Load that may be applicable to a particular Policy. Contingent Deferred Sales Load range from 6% to 0% of the amount of Policy Value withdrawn depending on the elapsed time since the receipt of each Premium attributable to the portion of the Policy Value withdrawn.
                  Because of the charges and deductions imposed by the Variable Account, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio. The yield on amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield will be affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

         Standard Total Return Calculations
                  Transamerica may from time to time also disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P{1+T}n = ERV

         Where:

         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period at the end of the one, five or ten-year period (or fractional portion thereof).

         All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any Contingent Deferred Sales Loads that may be applicable to a particular period.

         Hypothetical Performance Data

                  Transamerica may also disclose "hypothetical" performance data for a Sub-Account, for periods before the Sub-Account commenced operations. Such performance information for the Sub-Account will be calculated based on the performance of the corresponding Portfolio and the assumption that the Sub-Account was in existence for the same periods as those indicated for the Portfolio, with a level of Policy charges currently in effect. The Portfolio used for these calculations will be the actual Portfolio that the Sub-Account will invest in.
                  This type of hypothetical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Policy is not surrendered (i.e., with no deduction for the Contingent Deferred Sales
         Load) and assuming that the Policy is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Load).


         Other Performance Data
                  Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the Contingent Deferred Sales Load percentage will be assumed to be 0%.
                  Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the Contingent Deferred Sales Load percentage will be 0%.

                    CTR = {ERV/P} - 1


         Where:
         CTR= the cumulative total return net of Sub-Account recurring charges for the period.
         ERV=     ending  redeemable  value of a hypothetical  $1,000 payment at the beginning of the one, five, or ten-year  period at the end of the one, five, or ten-year  period (or  fractional  portion thereof).
         P =      a hypothetical initial payment of $1,000.
All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORIC PERFORMANCE DATA

         General Limitations

         The figures below represent the past performance of the Sub-Accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.


                  Except for Transamerica Growth, the Funds have provided the performance data for the Sub-Accounts. Except for Transamerica Growth none of the Funds or their investment advisers are affiliated with Transamerica. In preparing the tables below, Transamerica has relied on the data provided by the Funds. While Transamerica has no reason to doubt the accuracy of the figures provided by the Funds, Transamerica has not verified those figures. No data is provided for the Core Value and MidCap Stock Sub-Accounts since, prior to May 1, 1998, the related Portfolios had not yet commenced operations.


Sub-Account Performance Figures Including Hypothetical Performance


         The charts below show historical performance data for the Sub-Accounts, including, for six Sub-Accounts, "hypothetical" data for the periods prior to the inception of the Sub-Accounts, based on the performance of the corresponding Portfolios since their inception date, with a level of charges equal to those currently assessed under the Polices. These figures are not an indication of the future performance of the Sub-Accounts. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

         The dates to the left of the Sub-Account names below indicate the date of commencement of operation of the Portfolios, which coincide with the date of commencement of operation of the corresponding Sub-Account, with these seven exceptions: the Money Market; Managed Assets, Zero Coupon 2000, Qualify Bond, Small Cap and Stock Index Sub-Accounts which commenced operations January 4, 1993 and the Transamerica Growth Sub-Account which commenced operations May 1, 1998. Hence, the performance data given for these seven Sub-Accounts which precedes these dates are "hypothetical".

         Standard Average annual total returns for periods since inception of the Portfolio, including hypothetical performance, for each Sub-Account are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, the administration charge of $30 per annum adjusted for average account size and the maximum contingent deferred sales load of 6%.



---------------------------------------- ------------------- ------------------ ------------------ ------------------

                                                                                                    For the period
                                                                                                         from
                                                                                                    commencement of
 SUB-ACCOUNT (date of commencement of      For the 1-year     For the 3-year     For the 5-year        Portfolio
 operation of Corresponding Portfolio)     period ending       period ending      period ending      operations to
                                              12/31/97           12/31/97           12/31/97           12/31/97

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Money Market (8/31/90)                         -1.96%              2.20%              2.49%              3.42%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Special Value (8/31/90)                        15.36%              2.89%              6.26%              6.01%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Zero Coupon 2000 (8/31/90)                     -0.27%              5.99%              5.27%              8.18%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Quality Bond (8/31/90)                         1.96%               7.82%              6.19%              8.01%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Small Cap (8/31/90)                            9.06%              18.31%             24.00%             41.95%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Capital Appreciation (4/5/93)                  20.21%             26.16%               N/A              17.65%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Stock Index (9/29/89)                          25.05%             27.74%             17.57%             14.18%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Socially Responsible (10/7/93)                 20.59%             25.24%               N/A              19.21%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Growth & Income (12/15/94)                     8.53%              28.45%               N/A              28.16%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

International Equity (12/15/94)                2.14%               6.71%               N/A               6.71%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

International Value (5/1/96)                   1.30%                N/A                N/A               2.19%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Disciplined Stock (5/1/96)                     23.62%               N/A                N/A              25.72%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Small Company Stock (5/1/96)                   14.01%               N/A                N/A              13.30%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Balanced (5/1/97)                               N/A                 N/A                N/A                N/A

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Limited Term High Income(5/1/97)                N/A                 N/A                N/A                N/A

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Transamerica Growth(2/26/69)*                  44.94%             41.91%             29.73%             24.12%*

---------------------------------------- ------------------- ------------------ ------------------ ------------------


         Non-Standard Average annual total returns for period since inception of the Portfolio including hypothetical performance, for each Sub-Account are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6% which if reflected would reduce the figures. Non-Standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.


---------------------------------------- ------------------- ------------------ ------------------ ------------------

                                                                                                    For the period
                                                                                                         from
                                                                                                    commencement of
 SUB-ACCOUNT (date of commencement of      For the 1-year     For the 3-year     For the 5-year        Portfolio
 operation of Corresponding Portfolio)     period ending       period ending      period ending      operations to
                                              12/31/97           12/31/97           12/31/97           12/31/97

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Money Market (8/31/90)                         3.66%               3.78%              3.21%              3.43%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Special Value (8/31/90)                        21.36%              4.44%              6.88%              6.01%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Zero Coupon 2000 (8/31/90)                     5.45%               7.45%              5.91%              8.18%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Quality Bond (8/31/90)                         7.83%               9.23%              6.81%              8.02%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Small Cap (8/31/90)                            15.06%             19.49%             24.33%             41.96%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Capital Appreciation (4/5/93)                  26.21%             27.19%               N/A              18.11%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Stock Index (9/29/89)                          31.05%             28.76%             17.99%             14.19%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Socially Responsible (10/7/93)                 26.59%             26.30%               N/A              19.75%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Growth & Income (12/15/94)                     14.53%             29.45%               N/A              29.14%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

International Equity (12/15/94)                8.02%               8.15%               N/A               8.13%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

International Value (5/1/96)                   7.13%                N/A                N/A               5.73%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Disciplined Stock (5/1/96)                     29.52%               N/A                N/A              28.81%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Small Company Stock (5/1/96)                   20.01%               N/A                N/A              16.61%

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Balanced (5/1/97)                               N/A                 N/A                N/A                N/A

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Limited Term High Income(5/1/97)                N/A                 N/A                N/A                N/A

---------------------------------------- ------------------- ------------------ ------------------ ------------------
---------------------------------------- ------------------- ------------------ ------------------ ------------------

Transamerica Growth(2/26/69)*                  50.34%             42.65%             29.98%             24.12%*

---------------------------------------- ------------------- ------------------ ------------------ ------------------


     Non-Standard Cumulative total returns for periods since inception of the Portfolio, including hypothetical performance, for each Sub-Account are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6%, which if reflected would reduce the figures. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.


---------------------------------------- ------------------- ------------------


                                           For the 1-year
 SUB-ACCOUNT (date of commencement of      period ending      Since Inception
 operation of Corresponding Portfolio)        12/31/97

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Money Market (8/31/90)                         3.66%              28.08%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Special Value (8/31/90)                        21.36%             53.51%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Zero Coupon 2000 (8/31/90)                     5.45%              78.14%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Quality Bond (8/31/90)                         7.83%              76.16%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Small Cap (8/31/90)                            15.06%            1208.55%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Capital Appreciation (4/5/93)                  26.21%             120.51%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Stock Index (9/29/89)                          31.05%             199.18%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Socially Responsible (10/7/93)                 26.59%             114.76%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Growth & Income (12/15/94)                     14.53%             118.14%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

International Equity (12/15/94)                8.02%              26.91%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

International Value (5/1/96)                   7.13%               9.75%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Disciplined Stock (5/1/96)                     29.62%             52.63%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Small Company Stock (5/1/96)                   20.01%             29.26%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Balanced (5/1/97)                               N/A%              17.38%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Limited Term High Income(5/1/97)                N/A%               8.52%

---------------------------------------- ------------------- ------------------
---------------------------------------- ------------------- ------------------

Transamerica Growth(2/26/69)*                  50.34%            767.83%*

---------------------------------------- ------------------- ------------------


         *The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor. The performance shown in the "since inception" box for the Transamerica Growth Sub-Account is 10-year performance, not performance since 1969.





FEDERAL TAX MATTERS

         The Dreyfus/Transamerica Triple Advantage Variable Annuity may be purchased on a non-tax-qualified basis ("Non-Qualified Policy") or purchased and used in connection with plans qualifying for special tax treatment ("Qualified Polices"). Qualified Polices are designed for use by individual retirement plans qualified for special tax treatment under Section 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amendment (the "Code").The ultimate effect of federal income taxes on the Policy Value, on Annuity Payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary may depend on the type of retirement plan for which the Policy is purchased, on the tax and employment status of the individual concerned and on Transamerica's tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


Taxation of Transamerica
         Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policy. Under existing federal income tax law, Transamerica believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policy.
         Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the Variable Account and, therefore, Transamerica does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains attributable to the Variable Account, then Transamerica may impose a charge against the Variable Account (with respect to some or all Policies) in order to set aside provisions to pay such taxes.

Tax Status of the Policies
         Section 817(h) of the Code requires that with respect to Non-Qualified Policies, the investments of the Funds be "adequately diversified" in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under federal tax law. The Variable Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Funds' assets may be invested.

         In certain circumstances, Owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policy owner's gross income. The IRS has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."
         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Policy Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

         In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary" refers to a natural person designated by such Owner as a Beneficiary and to whom ownership of the Policy passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the deceased Owner, the Policy may be continued with the surviving spouse as the new owner.
         The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Transamerica intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Policies.

DISTRIBUTION OF THE POLICY
         Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the Policies. TSSC may also serve as principal underwriter and distributor of other contracts issued through the Variable Account and certain other separate accounts of Transamerica and any affiliates of Transamerica. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         TSSC has entered into sales agreements with other broker/dealers to solicit applications for the Polices through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the Polices may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.
         Transamerica Financial Resources, Inc. ("TFR") is an underwriter and distributor of the Polices. TFR is a wholly-owned subsidiary of Transamerica Insurance Corporation of California and is registered with the Commission and the

NASD as a broker/dealer.

         Under the agreements, applications for the Polices will be sold by broker/dealers which will receive compensation as described in the Prospectus.

         The offering of the Policies is expected to be continuous and neither TSSC nor TFR anticipate discontinuing the offering of the Policies. However, TSSC and TFR reserve the right to discontinue the offering of the Policies.

         During fiscal year 1997, $5,543,415.68 in commission were paid to TSSC as underwriter of the Policies; no amounts were retained by TSSC. During fiscal year 1996, $4,277,511.85 in commissions were paid to TSSC as underwriter of the Policies; no amounts were retained by TSSC. During fiscal year 1995, $2,355,155.93 in commissions were paid to TSSC as underwriter of the Policies; no amounts were retained by TSSC. During fiscal year 1997, $81.50 in commissions were paid to TFR as underwriter of the Policies; no amounts were retained by TFR. During fiscal year 1996, $66.00 in commissions were paid to TFR as underwriter of the Policies; no amounts were retained by TFR. During fiscal year 1995, $286.000 in commissions were paid to TFR as underwriter of the Policy.


SAFEKEEPING OF ACCOUNT ASSETS
         Title to assets of the Variable Account is held by Transamerica. The assets are kept separate and apart from Transamerica's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts.

TRANSAMERICA

General Information and History
         Transamerica is wholly-owned by Transamerica Occidental Life Insurance Company, which is, in turn, an indirect subsidiary of Transamerica Corporation. Transamerica Corporation is a financial services organization which engages through its subsidiaries in two primary businesses: finance and insurance. Finance consists of consumer lending, commercial lending, leasing and real estate services. Insurance comprises life insurance, asset management and insurance brokerage.

STATE REGULATION
         Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Policies will be modified accordingly.

RECORDS AND REPORTS
         All records and accounts relating to the Variable Account will be maintained by Transamerica or by its Service Office. As presently required by the 1940 Act and regulations promulgated thereunder which pertain to the Variable Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

         This  Statement  of  Additional   Information  contains  the  financial
statements of the Variable Account as of December 31,1997.

         The financial statements of Transamerica included in this Statement of Additional Information should be considered only as bearing on the ability of Transamerica to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                          Audited Financial Statements

                           Separate Account VA-2LNY of
                       Transamerica Life Insurance Company
                                   of New York

                          Year ended December 31, 1997
                       with Report of Independent Auditors

                                            Separate Account VA-2LNY of
                                        Transamerica Life Insurance Company
                                                    of New York

                                           Audited Financial Statements

                                           Year ended December 31, 1997



                                                     Contents


Report of Independent Auditors................1
Statement of Assets and Liabilities...........2
Statement of Operations.......................5
Statements of Changes in Net Assets...........8
Notes to Financial Statements.................14

                                          Report of Independent Auditors


Unitholders of Separate Account VA-2LNY
    of Transamerica Life Insurance Company of New York
Board of Directors, Transamerica Life Insurance Company of New York


We have audited the accompanying statement of assets and liabilities of Separate Account VA-2LNY of Transamerica Life Insurance Company of New York (comprised of the Money Market, Managed Assets, Zero Coupon 2000, Quality Bond, Small Cap, Capital Appreciation, Stock Index Fund, Socially Responsible Fund, Growth and Income, International Equity, International Value, Disciplined Stock, and Small Company Stock, Limited Term High Income and Balanced Sub-accounts) as of December 31, 1997, the related statement of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended. These financial statements are the responsibility of Separate Account
VA-2LNY's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VA-2LNY of Transamerica Life Insurance Company of New York at December 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for the two years in the period then ended in conformity with generally accepted accounting principles.



Charlotte, NC
April 13, 1998

                           Separate Account VA-2LNY of
                 Transamerica Life Insurance Company of New York

                       Statement of Assets and Liabilities

                                                 December 31, 1997


                                                                                                          Zero
                                                                  Money             Managed              Coupon
                                                                 Market              Assets               2000
                                                               Sub-account        Sub-account         Sub-account
                                                            ------------------ ------------------- -------------------

Assets:
   Investments, at fair value                                $     14,377,670   $      14,406,046   $     6,676,625
   Receivable for units sold                                                 -             26,088                 -
   Due from Transamerica Life                                                -                 10               597
                                                            ------------------ ------------------- -------------------
Total assets                                                        14,377,670         14,432,144         6,677,222



Liabilities:
   Payable for units redeemed                                          220,462                  -                30
   Due to Transamerica Life                                              3,586                  -                 -
                                                            ------------------ ------------------- -------------------
Total liabilities                                                      224,048                                   30
                                                            ------------------ ------------------- -------------------

Net assets                                                   $     14,153,622   $      14,432,144    $    6,677,192
                                                            ================== =================== ===================

Accumulation units outstanding                                 12,049,327.817       1,017,390.458       424,325.816
                                                            ================== =================== ===================

Net asset value and redemption price per unit               $         1.174640   $      14.185453    $   15.736001
                                                            ================== =================== ===================



Other sub-account information:

Number of mutual fund shares                                   14,377,669.990      1,109,010.510       542,815.000

Net asset value per share                                                   $     $         12.99                 $
                                                            1.00                                   12.30

Investment cost                                              $     14,377,670     $    13,953,087    $    6,670,281




                                                                  Socially
 Quality        Small           Capital           Stock          Responsible      Growth and      International
  Bond           Cap         Appreciation       Index Fund          Fund            Income           Equity
Sub-account  Sub-account      Sub-account      Sub-account       Sub-account      Sub-account      Sub-account
---------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------


    $15,072$705 69,783,267   $   49,400,523   $   28,376,564    $    6,093,149   $   57,764,447  $     5,827,520
        -           15,000          126,818           37,133            96,529            8,541            7,291
    1,788                -              970               44                13            1,872                -
---------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
     15,074,493 69,798,267       49,528,311       28,413,741         6,189,691       57,774,860        5,834,811



        -                -                -                -                 -            8,635                -
    1,333               68               62                -                 -              139                1
---------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
    1,333               68               62                -                 -            8,774                1
---------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

   $ 15,073,$60 69,798,199   $   49,528,249   $   28,413,741    $    6,189,691   $   57,766,086    $   5,834,810
========== ================ ================ ================= ================ ================ ================

    987,773.81,031,483.594    1,798,913.636      808,857.987       230,281.724    2,179,109.968      378,355.293
========== ================ ================ ================= ================ ================ ================

$          $    67.667775   $    27.532311   $    35.128219    $    26.878780   $    26.509027    $   15.421512
     15.259727
========== ================ ================ ================= ================ ================ ================





1,284,970.51,221,268.240    1,770,628.060    1,102,002.467         244,018.800  2,779,809.753       415,657.610

 $  11.73   $        57.14   $        27.90   $       25.75     $        24.97   $        20.78   $        14.02

 $   14,812,$42 57,713,330   $   39,296,009   $  21,934,617     $    5,519,362   $   56,833,278   $    6,085,312



See accompanying notes.

                                            Separate Account VA-2LNY of
                 Transamerica Life Insurance Company of New York

                 Statement of Assets and Liabilities (continued)

                                                 December 31, 1997


                                                                                     Small          Limited Term
                                                International    Disciplined        Company           High
                                                    Value           Stock            Stock           Income         Balanced
                                                 Sub-account     Sub-account      Sub-account      Sub-account     Sub-account
                                               ---------------- --------------- ---------------- -------------- -----------------

Assets:
   Investments, at fair value                     $ 1,899,360   $   18,249,524   $    6,598,786  $   5,090,504  $   3,883,342
   Receivable for units sold                                -            30,355          43,744         46,488         33,700
   Due from Transamerica Life                               -                10               -              1             21
                                                --------------- --------------- ---------------- -------------- -----------------
Total assets                                        1,899,360        18,279,889       6,642,530      5,136,993      3,917,063



Liabilities:
   Payable for units redeemed                               -                 -               -              -              -
   Due to Transamerica Life                                12                 -               -              -              -
                                                --------------- --------------- ---------------- -------------- -----------------
Total liabilities                                          12                 -               -              -              -
                                                --------------- --------------- ---------------- -------------- -----------------

Net assets                                       $  1,899,348     $  18,279,889   $   6,642,530   $  5,136,993  $   3,917,063
                                                =============== =============== ================ ============== =================

Accumulation units outstanding                    172,941.244   1,196,912.6767      513,524.112    473,373.863    333,714.857
                                                =============== =============== ================ ============== =================

Net asset value and redemption price per unit     $10.982621    $    15.272534   $   12.935186    $ 10.851873     $ 11.737755
                                                =============== =============== ================ ============== =================



Other sub-account information:

Number of mutual fund shares                       141,216.360     997,241.760     409,100.200     395,225.440    276,591.285

Net asset value per share                         $    13.45    $        18.30   $       16.13   $       12.88           $
                                                                                                                        14.04

Investment cost                                   $1,922,151    $   16,307,562   $    5,987,663  $   5,187,313              $
                                                                                                                    3,932,242



See accompanying notes.

                                            Separate Account VA-2LNY of
                 Transamerica Life Insurance Company of New York

                                              Statement of Operations

                                           Year ended December 31, 1997


                                                                                                           Zero
                                                                    Money             Managed             Coupon
                                                                   Market             Assets               2000
                                                                 Sub-account        Sub-account        Sub-account
                                                              ------------------ ------------------ -------------------

Investment Income                                                 $ 675,965          $     68,131       $  404,595

Expenses:
   Mortality and expense risk charge                                185,713               132,192           84,259
                                                              ------------------ ------------------ -------------------

Net investment income (loss)                                        490,252               (64,061)         320,336

Net realized and unrealized gain (loss) on investments:
   Realized gain (loss) on investment transactions                        -               (28,639)          42,556
   Unrealized appreciation (depreciation) of investments                  -             1,353,498          (29,877)

                                                              ------------------ ------------------ -------------------

Net gain (loss) on investments                                            -             1,324,859           12,679
                                                              ------------------ ------------------ -------------------

Increase in net assets resulting from operations                  $ 490,252          $  1,260,798       $  333,015
                                                              ================== ================== ===================





                                                                    Socially
  Quality          Small           Capital           Stock         Responsible      Growth and    International
    Bond            Cap          Appreciation      Index Fund         Fund            Income          Equity
Sub-account     Sub-account      Sub-account      Sub-account      Sub-account     Sub-account     Sub-account
------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------

  $  821,968    $ 4,005,626     $   409,128       $ 1,146,097      $  192,918      $ 4,709,294      $  402,745


     157,461        873,452         508,926           302,650          55,617          719,113          63,275
------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------

     664,507      3,132,174         (99,798)          843,447         137,301        3,990,181         339,470


     (13,856)     3,799,039       1,722,743           964,885         277,744        1,239,648         145,985
     258,196      1,501,887       5,910,512         3,759,106         422,751        1,675,818        (273,079)
------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------

     244,340      5,300,926       7,633,255         4,723,991         700,495        2,915,466        (127,094)
------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------

  $  908,847    $ 8,433,100     $7,533,457        $ 5,567,438      $  837,796      $ 6,905,647      $  212,376
============= ================ ================= =============== ================ =============== ===============


See accompanying notes.

                                            Separate Account VA-2LNY of
                 Transamerica Life Insurance Company of New York

                                        Statement of Operations (continued)

                                           Year ended December 31, 1997


                                                                                          Small     Limited Term
                                                       International   Disciplined       Company        High
                                                           Value          Stock           Stock        Income       Balanced
                                                         Sub-account   Sub-account     Sub-account   Sub-account   Sub-account
                                                       ------------- ---------------- ------------ ------------- ---------------

Investment income                                         $  59,460    $   993,912    $  128,022    $ 182,910              $
                                                                                                                 181,161

Expenses:
   Mortality and expense risk charge                         16,135        158,332        54,793       17,827         16,118
                                                        ------------ --------------- ------------ -------------- ---------------

Net investment income                                        43,325        835,580        73,229      165,083        165,043

Net realized and unrealized gain on investments:
   Realized gain on investment transactions                  31,926        293,850        90,485        8,797         26,088
   Unrealized appreciation (depreciation) of investments    (38,906)     1,593,267       454,034      (96,809)       (48,900)

                                                        ------------ --------------- ------------ -------------- ---------------

Net gain (loss) on investments                               (6,980)     1,887,117       544,519      (88,012)       (22,812)

                                                        ------------ --------------- ------------ -------------- ---------------

Increase in net assets resulting from operations          $  36,345    $ 2,722,697    $  617,748    $  77,071     $  142,231
                                                        ============ =============== ============ ============== ===============



See accompanying notes.

                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                        Statement of Changes in Net Assets

                                           Year ended December 31, 1997


                                                                                                               Zero
                                                                       Money              Managed             Coupon
                                                                       Market             Assets               2000
                                                                    Sub-account         Sub-account        Sub-account
                                                                 ------------------- ------------------ -------------------

Increase in net assets:
   Operations:
     Net investment income                                         $     490,252       $     (64,061)     $    320,336
     Realized gain (loss) on investment transactions                           -             (28,639)           42,556
     Unrealized appreciation (depreciation) of investments                     -           1,353,498           (29,877)
                                                                 ------------------- ------------------ -------------------


Increase in net assets resulting from operations                         490,252           1,260,798           333,015

Changes from accumulation unit transactions                            1,894,917           7,450,484           426,013
                                                                 ------------------- ------------------ -------------------

Total increase in net assets                                           2,385,169           8,711,282           759,028

Net assets at beginning of year                                       11,768,453           5,720,862         5,918,164
                                                                 ------------------- ------------------ -------------------

Net assets at end of year                                          $  14,153,622       $  14,432,144      $  6,677,192
                                                                 =================== ================== ===================






                                                                         Socially
    Quality            Small            Capital           Stock         Responsible      Growth and      International
      Bond              Cap          Appreciation      Index Fund          Fund            Income            Equity
  Sub-account       Sub-account       Sub-account      Sub-account      Sub-account      Sub-account      Sub-account
----------------- ----------------- ---------------- ---------------- ---------------- ---------------- -----------------



  $     664,507     $   3,132,174     $     (99,798)   $     843,447    $    137,301     $   3,990,181    $    339,470
        (13,856)        3,799,039         1,722,743          964,885         277,744         1,239,648         145,985
        258,196         1,501,887         5,910,512        3,759,106         422,751         1,675,818        (273,079)
----------------- ----------------- ---------------- ---------------- ---------------- ---------------- -----------------


        908,847         8,433,100         7,533,457        5,567,438         837,796         6,905,647         212,376

      4,767,273         2,557,329        18,565,686        7,161,619       3,150,576         6,773,031       2,384,157
----------------- ----------------- ---------------- ---------------- ---------------- ---------------- -----------------

      5,676,120        10,990,429        26,099,143       12,729,055       3,988,372        13,678,678       2,596,533

      9,397,040        58,807,770        23,429,106       15,684,686       2,201,319        44,087,408       3,238,277
----------------- ----------------- ---------------- ---------------- ---------------- ---------------- -----------------

  $  15,073,160     $  69,798,199     $  49,528,249    $  28,413,741    $  6,189,691     $  57,766,086    $  5,834,810
================= ================= ================ ================ ================ ================ =================



See accompanying notes.

                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                  Statement of Changes in Net Assets (continued)

                                           Year ended December 31, 1997

                                                                                          Small       Limited Term
                                                       International   Disciplined       Company         High
                                                           Value          Stock           Stock         Income       Balanced
                                                        Sub-account    Sub-account      Sub-account  Sub-account    Sub-account
                                                       -------------- --------------- -------------- ------------- --------------

Increase in net assets:
  Operations:
    Net investment income                               $     43,325              $             $     $   165,083  $   165,043
                                                                            835,580        73,229
    Realized gain (loss) on investment transactions           31,926        293,850        90,485           8,797       26,088
    Unrealized appreciation (depreciation) of                (38,906)     1,593,267       454,034         (96,809)     (48,900)
    investments
                                                      ---------------- ------------- -------------- -------------- --------------


Increase in net assets resulting from operations              36,345      2,722,697       617,748          77,071      142,231
Increase (decrease) in net assets resulting from
operations

Changes from accumulation unit transactions                1,373,160     11,060,146     3,731,723       5,059,922    3,774,832
                                                      ---------------- ------------- -------------- -------------- --------------

Total increase in net assets                               1,409,505     13,782,843     4,349,471       5,136,993    3,917,063

Net assets at beginning of year                              489,843      4,497,046     2,293,059               -            -
                                                      ---------------- ------------- -------------- -------------- --------------

Net assets at end of year                               $  1,899,348              $             $     $ 5,136,993  $ 3,917,063
                                                                       18,279,889       6,642,530
                                                      ================ ============= ============== ============== ==============



See accompanying notes.

                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                        Statement of Changes in Net Assets

                                           Year ended December 31, 1996


                                                                                                               Zero
                                                                       Money              Managed             Coupon
                                                                       Market             Assets               2000
                                                                    Sub-account         Sub-account        Sub-account
                                                                 ------------------- ------------------ -------------------

Increase (decrease) in net assets:
   Operations:
     Net investment income                                         $     381,733         $   245,237        $   250,268
     Realized gain (loss) on investment transactions                           -            (189,898)            51,030
     Unrealized appreciation (depreciation) of investments                     -            (309,410)          (227,245)
                                                                 ------------------- ------------------ -------------------


Increase (decrease) in net assets resulting from operations              381,733            (254,071)            74,053
Increase (decrease) in net assets resulting from operations

Changes from accumulation unit transactions                            1,460,629          (2,217,277)           658,584
                                                                 ------------------- ------------------ -------------------

Total increase (decrease) in net assets                                1,842,362          (2,471,348)           732,637

Net assets at beginning of year                                        9,926,091           8,192,210          5,185,527
                                                                 ------------------- ------------------ -------------------

Net assets at end of year                                          $  11,768,453         $ 5,720,862        $ 5,918,164
                                                                 =================== ================== ===================










                                                                         Socially
    Quality            Small            Capital           Stock         Responsible      Growth and      International
      Bond              Cap          Appreciation      Index Fund          Fund            Income            Equity
  Sub-account       Sub-account       Sub-account      Sub-account      Sub-account      Sub-account      Sub-account
----------------- ----------------- ---------------- ---------------- ---------------- ---------------- -----------------



   $   342,681       $  1,128,872      $     34,678     $    343,185     $    72,082      $ 4,513,976      $    91,622
       123,076          2,247,550         1,043,836          491,176          60,088          902,602           55,696
      (266,024)         3,618,274         2,549,860        1,423,105         136,069       (1,361,873)              46
----------------- ----------------- ---------------- ---------------- ---------------- ---------------- -----------------


       199,733          6,994,696         3,628,374        2,257,466         268,239        4,054,705          147,364

     2,881,292         10,024,249         9,447,429        5,323,639       1,062,861       25,766,239        2,298,151
----------------- ----------------- ---------------- ---------------- ---------------- ---------------- -----------------

     3,081,025         17,018,945        13,075,803        7,581,105       1,331,100       29,820,944        2,445,515

     6,316,015         41,788,825        10,353,303        8,103,581         870,219       14,266,464          792,762
----------------- ----------------- ---------------- ---------------- ---------------- ---------------- -----------------

   $ 9,397,040       $ 58,807,770      $ 23,429,106     $ 15,684,686     $ 2,201,319      $44,087,408      $ 3,238,277
================= ================= ================ ================ ================ ================ =================



See accompanying notes.

                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                  Statement of Changes in Net Assets (continued)

                                           Year ended December 31, 1996

                                                                                                              Small
                                                                   International        Disciplined          Company
                                                                       Value               Stock              Stock
                                                                    Sub-account         Sub-account        Sub-account
                                                                 ------------------- ------------------ -------------------

Increase (decrease) in net assets:
   Operations:
     Net investment income                                            $   1,854           $      1,717       $     (4,772)
     Realized gain (loss) on investment transactions                        708                 15,555             (7,185)
     Unrealized appreciation of investments                              16,114                348,695            157,089
                                                                 ------------------- ------------------ -------------------


Increase in net assets resulting from operations                         18,676                365,967            145,132
Increase (decrease) in net assets resulting from operations

Changes from accumulation unit transactions                             471,167              4,131,079          2,147,927
                                                                 ------------------- ------------------ -------------------

Total increase in net assets                                            489,843              4,497,046          2,293,059

Net assets at beginning of year                                               -                      -                  -
                                                                 ------------------- ------------------ -------------------

Net assets at end of year                                             $ 489,843           $  4,497,046       $  2,293,059
                                                                 =================== ================== ===================



See accompanying notes.

                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                           Notes to Financial Statements

                                                 December 31, 1997


1. Organization

Separate Account VA-2LNY of Transamerica Life Insurance Company of New York ("Separate Account") was established by Transamerica Life Insurance Company of New York ("Transamerica Life"), a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company, as a separate account under the laws of the State of New York on June 23, 1992. The Separate Account is registered with the Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 as a unit investment trust and is designed to provide annuity benefits pursuant to deferred annuity contracts ("Contract") issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on July 7, 1993.

In accordance with the terms of the Policy, all payments allocated to the Separate Account by policy owners must be allocated to purchase units of any or all of the Separate Account's fifteen sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio. The mutual fund portfolios are: thirteen Series of Dreyfus Variable Investment Fund (Variable
Fund), The Dreyfus Stock Index Fund (Stock Index Fund) and The Dreyfus Socially Responsible Growth Fund (Socially Responsible Fund) (together "the Funds"). The Variable Fund's thirteen series are: Money Market Series, Managed Assets Series, Zero Coupon 2000 Series, Quality Bond Series, Small Cap Series, Capital Appreciation Series, Growth and Income, International Equity, International Value Portfolio, Disciplined Stock Portfolio, Small Company Stock Portfolio, Limited Term High Income Portfolio, and Balanced Portfolio. The Funds are open-end management investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                           Notes to Financial Statements




2. Significant Accounting Policies (continued)

Investment Valuation--Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis which approximates average cost. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

Investment Income--Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

Federal Income Taxes--Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, income from assets maintained in the Separate Account for the exclusive benefit of participants generally is not subject to federal income tax.

3. Expenses and Charges

Mortality and expense risk charges are deducted from each sub-account on a daily basis which is equal, on an annual basis, to 1.25% of the daily net asset value of the sub-account. This amount can never increase and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each sub-account on a daily basis which is equal, on an annual basis, to
 .15% of the daily net asset value of the sub-account. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

The following charges are deducted from a policyholder's account by Transamerica Life and not directly from the Separate Account. An annual policy fee is deducted at the end of each policy year prior to the annuity date. Currently, this charge is $30 (or 2% of the policy value, if less). This charge may change but is guaranteed not to exceed $60 (or 2% of the policy, if less). After the annuity date this charge is referred to as the Annuity Fee. In the event that a policyholder withdraws all or a portion of the policyholder's account, a contingent deferred sales load (CDSL) not exceeding 6% of premiums may be applied to the amount of the policy value withdrawn to cover certain expenses relating to the sale of policies. The amount of the CDSL is based upon elapsed time since the premium was received and disappears after the seventh year. During 1997, CDSL amounted to $290,734.

                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                           Notes to Financial Statements




4. Remuneration

The Separate Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.

5. Accumulation Units

The changes in accumulation units and amounts are as follows:

                                                                             Zero
                                         Money             Managed          Coupon           Quality           Small
                                         Market            Assets            2000             Bond              Cap
                                      Sub-account        Sub-account      Sub-account      Sub-account      Sub-account
                                   ------------------- ---------------- ---------------- ---------------- ----------------
Year ended December 31, 1997

Accumulation Units:
   Units sold                        25,538,721.609        301,981.709       58,574.536      256,351.326      113,590.157
   Units redeemed                      (757,137.837)       (37,164.296)     (26,578.774)     (42,239.757)     (46,205.039)
   Units transferred                (23,124,724.928)       262,839.408       (4,556.774)     109,192.535      (36,497.063)
                                   ------------------- ---------------- ---------------- ---------------- ----------------

Net increase                          1,656,858.844        527,656.821       27,438.988      323,304.104       30,088.055
                                   =================== ================ ================ ================ ================

                                         Capital           Stock          Socially        Growth and      International
                                      Appreciation      Index Fund       Responsible        Income            Equity
                                       Sub-account      Sub-account      Sub-account      Sub-account      Sub-account
                                     ---------------- ---------------- ---------------- ---------------- -----------------

Accumulation Units:
   Units sold                            506,102.406      168,152.559       79,314.719      387,764.498      118,843.102
   Units redeemed                        (55,225.683)     (41,910.565)      (5,410.548)    (154,073.858)      (8,920.408)
   Units transferred                     273,422.152       97,161.572       52,644.835       39,408.148       41,456.355
                                     ---------------- ---------------- ---------------- ---------------- -----------------

Net increase                             724,298.875      223,403.566      126,549.006      273,098.788      151,379.049
                                     ================ ================ ================ ================ =================

                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                           Notes to Financial Statements




5. Accumulation Units (continued)

                                                                             Small        Limited Term
                                      International      Disciplined        Company           High
                                          Value             Stock            Stock           Income          Balanced
                                       Sub-account       Sub-account      Sub-account      Sub-account     Sub-account
                                     ----------------- ---------------- ---------------- ---------------- ---------------

Accumulation Units:
   Units sold                             77,065.959     480,302.749       160,543.609      296,850.601      197,477.584
   Units redeemed                         (2,398.188)    (16,329.802)      (11,612.415)      (3,331.342)      (3,962.106)
   Units transferred                      50,457.618     351,055.618       151,714.265      179,854.605   140,199.379
                                     ----------------- ---------------- ---------------- ---------------- ---------------

Net increase                             125,125.389     815,028.565       300,645.459      473,373.864   333,714.855
                                     ================= ================ ================ ================ ===============

                                                                             Zero
                                         Money             Managed          Coupon           Quality           Small
                                         Market            Assets            2000             Bond              Cap
                                      Sub-account        Sub-account      Sub-account      Sub-account      Sub-account
                                   ------------------- ---------------- ---------------- ---------------- ----------------
Year ended December 31, 1997

Amounts:
   Sales                            $   29,434,880      $ 4,312,486      $   923,411     $  3,794,539     $   7,221,362
   Redemptions                            (875,404)        (509,107)        (436,387)        (645,401)       (2,817,887)
   Transfers                           (26,664,559)       3,647,105          (61,011)       1,618,135        (1,846,146)
                                   ------------------- ---------------- ---------------- ---------------- ----------------

Net increase                        $    1,894,917      $ 7,450,484      $   426,013      $ 4,767,273     $   2,557,329
                                   =================== ================ ================ ================ ================

                                         Capital           Stock          Socially        Growth and      International
                                      Appreciation      Index Fund       Responsible        Income            Equity
                                       Sub-account      Sub-account      Sub-account      Sub-account      Sub-account
                                     ---------------- ---------------- ---------------- ---------------- -----------------

Amounts:
   Sales                              $13,084,144        $5,397,734      $ 2,006,546     $ 9,646,123                 $1,901,967
   Redemptions                         (1,382,061)        (1,290,044)       (129,273)     (3,803,987)         (143,776)
   Transfers                            6,863,603          3,053,927       1,273,303         930,895           625,966
                                     ---------------- ---------------- ---------------- ---------------- -----------------

Net increase                                    $        $7,161,617      $3,150,576      $ 6,773,031     $   2,384,157
                                       18,565,686
                                     ================ ================ ================ ================ =================

                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                           Notes to Financial Statements




5. Accumulation Units (continued)

                                                                             Small        Limited Term
                                      International      Disciplined        Company           High
                                          Value             Stock            Stock           Income          Balanced
                                       Sub-account       Sub-account      Sub-account      Sub-account     Sub-account
                                     ----------------- ---------------- ---------------- ---------------- ---------------

Amounts:
   Sales                              $    866,433      $  6,603,131     $  1,982,201     $  3,181,891     $  2,241,613
   Redemptions                             (27,209)         (227,316)        (145,845)         (35,789)         (46,204)
   Transfers                               533,936         4,684,331        1,895,367        1,913,820    1,579,423
                                     ----------------- ---------------- ---------------- ---------------- ---------------

Net increase                          $  1,373,160      $ 11,060,146     $  3,731,723     $  5,059,922     $  3,774,832
                                     ================= ================ ================ ================ ===============


                                                                             Zero
                                         Money             Managed          Coupon           Quality           Small
                                         Market            Assets            2000             Bond              Cap
                                      Sub-account        Sub-account      Sub-account      Sub-account      Sub-account
                                   ------------------- ---------------- ---------------- ---------------- ----------------
Year ended December 31, 1996

Accumulation Units:
   Units sold                      26,617,198.730           38,335.624       51,842.861      175,846.080      126,546.210
   Units redeemed                     (861,772.292)        (61,586.450)     (14,816.735)     (24,722.837)     (33,470.516)
   Units transferred                (24,447,901.29111)    (153,504.017)       8,072.697       59,206.548       90,074.069
                                   ------------------- ---------------- ---------------- ---------------- ----------------

Net increase (decrease)            1,307,525.147          (176,754.843)      45,098.823      210,329.791      183,149.763
                                   =================== ================ ================ ================ ================


                                         Capital           Stock          Socially        Growth and      International
                                      Appreciation      Index Fund       Responsible        Income            Equity
                                       Sub-account      Sub-account      Sub-account      Sub-account      Sub-account
                                     ---------------- ---------------- ---------------- ---------------- -----------------

Accumulation Units:
   Units sold                           270,146.010     137,024.714         35,870.324      666,760.274       92,814.368
   Units redeemed                       (20,846.507)    (15,121.803)        (1,442.547)     (33,415.468)      (2,759.436)
   Units transferred                    237,387.012      98,068.821         20,284.094      538,273.277       75,768.843
                                     ---------------- ---------------- ---------------- ---------------- -----------------

Net increase                            486,686.515     219,971.732         54,711.871    1,171,618.083      165,823.775
                                     ================ ================ ================ ================ =================


                                           Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                           Notes to Financial Statements



5. Accumulation Units (continued)

                                                                               Small
                                       International       Disciplined        Company
                                           Value              Stock            Stock
                                        Sub-account        Sub-account      Sub-account
                                     ------------------- ---------------- ----------------
Accumulation Units:
   Units sold                               47,818.902      188,126.210       119,085.212
   Units redeemed                          (12,484.261)        (250.516)         (177.873)
   Units transferred                        12,481.214      194,008.420        93,971.315
                                     ------------------- ---------------- ----------------

Net increase                                47,815.855      381,884.114       212,878.654
                                     =================== ================ ================

                                                                             Zero
                                         Money             Managed          Coupon           Quality           Small
                                         Market            Assets            2000             Bond              Cap
                                      Sub-account        Sub-account      Sub-account      Sub-account      Sub-account
                                   ------------------- ---------------- ---------------- ---------------- ----------------
Year ended December 31, 1996

Amounts
   Sales                                          $    $    491,826        $  753,021      $ 2,399,464     $  6,971,390
                                   29,535,731
   Redemptions                             (940,962)       (772,263)         (216,107)        (338,685)      (1,852,863)
   Transfers                            (27,134,140)     (1,956,840)          121,670          820,513        4,905,722
                                   ------------------- ---------------- ---------------- ---------------- ----------------
Net increase (decrease)                           $    $ (2,217,277)       $  658,584      $ 2,881,292     $ 10,024,249
                                   1,460,629
                                   =================== ================ ================ ================ ================


                                         Capital           Stock          Socially        Growth and      International
                                      Appreciation      Index Fund       Responsible        Income            Equity
                                       Sub-account      Sub-account      Sub-account      Sub-account      Sub-account
                                     ---------------- ---------------- ---------------- ---------------- -----------------
Amounts:
   Sales                                $5,339,870        $3,329,379     $   692,678      $14,772,345       $1,293,057
   Redemptions                            (409,817)         (366,457)        (29,419)        (751,599)         (38,366)
   Transfers                             4,517,376         2,360,717         399,602       11,745,493        1,043,460
                                     ---------------- ---------------- ---------------- ---------------- -----------------
Net increase                            $9,447,429        $5,323,639     $ 1,062,861      $25,766,239       $2,298,151
                                     ================ ================ ================ ================ =================


                                                                            Small
                                      International     Disciplined        Company
                                          Value            Stock            Stock
                                       Sub-account      Sub-account      Sub-account
                                     ---------------- ---------------- ----------------
Amounts:
   Sales                                  $348,424       $2,039,665      $ 1,210,502
   Redemptions                                 (30)          (2,921)          (1,894)
   Transfers                               122,773        2,094,335          939,319
                                     ---------------- ---------------- ----------------
Net increase                              $471,167       $4,131,079      $ 2,147,927
                                     ================ ================ ================


                                            Separate Account VA-2LNY of
                                 Transamerica Life Insurance Company of New York

                                           Notes to Financial Statements




6. Investment Transactions

The aggregate cost of purchases and the aggregate proceeds from the sales of investments for the year ended December 31, 1997 were:

                                                                                Zero
                                             Money           Managed           Coupon         Quality          Small
                                            Market            Assets            2000            Bond            Cap
                                          Sub-account      Sub-account      Sub-account     Sub-account     Sub-account
                                        ---------------- ----------------- --------------- --------------- ---------------

Aggregate purchases                       $35,913,691       $9,141,783       $2,206,498      $8,057,472      $17,472,122
                                        ================ ================= =============== =============== ===============

Aggregate proceeds from sales             $33,149,410       $1,781,481       $1,460,745      $2,626,179      $11,786,434
                                        ================ ================= =============== =============== ===============


                                            Capital           Stock           Socially       Growth and     International
                                         Appreciation       Index Fund      Responsible        Income          Equity
                                          Sub-account      Sub-account      Sub-account      Sub-account    Sub-account
                                        ---------------- ----------------- --------------- --------------- ---------------

Aggregate purchases                       $22,358,540      $10,571,550       $4,292,175     $19,491,019       $3,854,878
                                        ================ ================= =============== =============== ===============

Aggregate proceeds from sales              $4,022,386     $  2,396,695       $1,099,594    $  8,723,351       $1,138,535
                                        ================ ================= =============== =============== ===============


                                                                               Small         Limited Term
                                         International     Disciplined        Company           High
                                             Value            Stock            Stock           Income         Balanced
                                          Sub-account      Sub-account      Sub-account     Sub-account     Sub-account
                                        ---------------- ----------------- --------------- --------------- ---------------

Aggregate purchases                        $1,657,155      $13,025,677       $4,272,129      $5,975,110       $4,311,464
                                        ================ ================= =============== =============== ===============

Aggregate proceeds from sales             $   240,658     $  1,094,040      $   510,922     $   796,594      $   405,310
                                        ================ ================= =============== =============== ===============



                                    Audited Financial Statements




                                    Transamerica Life
                                    Insurance Company of New York


                                    December 31, 1997

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

Audited Financial Statements

December 31, 1997





Report of Independent Auditors....................... 1
Balance Sheet........................................ 2
Statement of Income.................................. 3
Statement of Shareholder's Equity.................... 4
Statement of Cash Flows.............................. 5
Notes to Financial Statements........................ 6

                                                         1
3324/Folder T






                                           REPORT OF INDEPENDENT AUDITORS


Transamerica Corporation
          and
Board of Directors
Transamerica Life Insurance Company of New York


We have audited the accompanying balance sheet of Transamerica Life Insurance Company of New York as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance
Company of New York at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.







January 23, 1998

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

                                                         9
                                                         2
TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEET

                                                                                      December 31
                                                                             1997                      1996
                                                                    ---------------------    --------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $             489,053    $             464,153
   Investment real estate                                                             343                      353
   Policy loans                                                                    13,595                   11,973
                                                                    ---------------------    ---------------------
                                                                                  502,991                  476,479
Cash                                                                                3,029                    9,079
Accrued investment income                                                           9,245                    8,840
Accounts receivable                                                                 3,419                    3,214
Reinsurance recoverable on paid and unpaid losses                                  10,204                   12,241
Deferred policy acquisitions costs                                                 52,181                   56,632
Other assets                                                                        5,364                    7,047
Separate account assets                                                           308,590                  195,363
                                                                    ---------------------    ---------------------

                                                                    $             895,023    $             768,895
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy liabilities:
   Policyholder contract deposits                                   $             483,477    $             482,561
   Reserves for future policy benefits                                             10,449                   10,264
   Policy claims and other                                                          1,810                    3,890
                                                                    ---------------------    ---------------------
                                                                                  495,736                  496,715
Income tax liabilities                                                              8,008                    3,849
Accounts payable and other liabilities                                              7,418                    6,994
Separate account liabilities                                                      308,590                  195,363
                                                                    ---------------------    ---------------------
                                                                                  819,752                  702,921
Shareholder's equity:
   Common Stock ($1,000 par value):
     Authorized--2,000 shares
     Issued and outstanding--2,000 shares                                           2,000                    2,000
   Additional paid-in capital                                                      52,320                   52,320
   Retained earnings                                                               13,224                    9,397
   Net unrealized investment gains                                                  7,727                    2,257
                                                                    ---------------------    ---------------------
                                                                                   75,271                   65,974
                                                                    ---------------------    ---------------------

                                                                    $             895,023    $             768,895
                                                                    =====================    =====================




See notes to financial statements.






STATEMENT OF INCOME

                                                                                          Year Ended December 31
                                                                                 1997             1996              1995
                                                                           ---------------  ---------------   ----------
                                                                                              (In thousands)

Revenues:
   Premiums and other considerations                                       $        17,833  $        15,624   $        13,495
   Net investment income                                                            37,068           34,834            30,897
   Net realized investment gains                                                         6               99                19
                                                                           ---------------  ---------------   ---------------

                                                        TOTAL REVENUES              54,907           50,557            44,411

Benefits:
   Benefits paid or provided                                                        37,680           34,455            31,984
   Increase (decrease) in policy reserves and liabilities                             (424)            (711)              316
                                                                           ---------------- ---------------   ---------------
                                                                                    37,256           33,744            32,300
Expenses:
   Amortization of deferred policy acquisition costs                                 3,974            3,002             2,197
   Salaries and salary related expenses                                              3,486            3,518             3,206
   Other expenses                                                                    4,789            3,789             3,219
                                                                           ---------------  ---------------   ---------------
                                                                                    12,249           10,309             8,622
                                                                           ---------------  ---------------   ---------------
                                           TOTAL BENEFITS AND EXPENSES              49,505           44,053            40,922
                                                                           ---------------  ---------------   ---------------

                                            INCOME BEFORE INCOME TAXES               5,402            6,504             3,489

Provision for income taxes                                                           1,575            2,175             1,331
                                                                           ---------------  ---------------   ---------------

                                                            NET INCOME     $         3,827  $         4,329   $         2,158
                                                                           ===============  ===============   ===============



See notes to financial statements.

STATEMENT OF SHAREHOLDER'S EQUITY

                                                                                                                    Net
                                                                                                                Unrealized
                                                                                 Additional                     Investment
                                                         Common Stock              Paid-in        Retained         Gains
                                                    Shares        Amount           Capital        Earnings       (Losses)
                                                                    (In thousands, except for share data)

Balance at January 1, 1995                            2,000    $      2,000    $     47,320    $     2,910   $       (3,912)

   Net income                                                                                        2,158
   Capital contributions from parent                                                  5,000
   Change in net unrealized
     investment gains (losses)                                                                                       10,793

Balance at December 31, 1995                          2,000           2,000          52,320          5,068            6,881

   Net income                                                                                        4,329
   Change in net unrealized
     investment gains (losses)                                                                                       (4,624)
                                               ------------    ------------    ------------    -----------   --------------
                                                      2,000           2,000          52,320          9,397            2,257
Balance at December 31, 1996

   Net income                                                                                        3,827
   Change in net unrealized
     investment gains (losses)                                                                                        5,470
                                               ------------    ------------    ------------    -----------   --------------
Balance at December 31, 1997                          2,000    $      2,000    $     52,320    $    13,224   $        7,727
                                               ============    ============    ============    ===========   ==============


See notes to financial statements.

STATEMENT OF CASH FLOWS

                                                                                          Year Ended December 31
                                                                                 1997             1996              1995
                                                                           ---------------  ---------------   ----------
                                                                                              (In thousands)
OPERATING ACTIVITIES
   Net income                                                              $         3,827  $         4,329   $         2,158
   Adjustments to reconcile net income to net cash
     provided (used) by operating activities:
       Changes in:
         Reinsurance recoverable and accounts
           receivable                                                                1,832              223             2,498
         Accrued investment income                                                    (405)          (1,329)           (1,351)
         Policy liabilities                                                         (1,893)           7,850            11,693
         Other assets, accounts payable and other
           liabilities, and income taxes                                             3,525           (4,130)              786
       Policy acquisition costs deferred                                           (13,256)         (12,288)          (12,126)
       Amortization of deferred policy acquisition costs                             3,974            3,002             2,197
       Net realized gains on investment transactions                                    (6)             (99)              (19)
       Other                                                                           (43)           1,179              (698)
                                                                           ---------------- ---------------   ---------------

                                            NET CASH PROVIDED (USED) BY
                                                   OPERATING ACTIVITIES             (2,445)          (1,263)            5,138


INVESTMENT ACTIVITIES
   Purchases of securities and other investments                                   (92,398)         (92,243)          (79,260)
   Sales of investments                                                             84,805           39,469            28,738
   Maturities of securities                                                          3,668            2,500             2,000
   Other                                                                              (596)             (75)              (77)
                                                                           ---------------- ---------------   ---------------

                                  NET CASH USED
                                                BY INVESTING ACTIVITIES             (4,521)         (50,349)          (48,599)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                                      40,978           75,283            65,019
   Withdrawals from policyholder contract deposits                                 (40,062)         (30,849)          (26,078)
   Capital contributions from parent                                                     -                -             5,000
                                                                           ---------------  ---------------   ---------------

                              NET CASH PROVIDED BY
                                                   FINANCING ACTIVITIES                916           44,434            43,941
                                                                           ---------------  ---------------   ---------------

                                            (DECREASE) INCREASE IN CASH             (6,050)          (7,178)              480

Cash at beginning of year                                                            9,079           16,257            15,777
                                                                           ---------------  ---------------   ---------------

                                                    CASH AT END OF YEAR    $         3,029  $         9,079   $        16,257
                                                                           ===============  ===============   ===============



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1997


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Life Insurance Company of New York (the "Company") is domiciled in New York. The Company is a wholly owned subsidiary of Transamerica Occidental Life Insurance Company ("TOLIC"), which is an indirect subsidiary of Transamerica Corporation. Prior to 1997, the Company was named First Transamerica Life Insurance
Company.

The Company engages primarily in providing life insurance, annuity products, and structured settlements. The Company's customers are primarily in the state of New York.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Reclassifications: Certain reclassifications of prior year amounts have been made to conform to the 1997 presentation.

Use of Estimates: Certain amounts reported in the accompanying financial statements are based on the management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In June of 1997, the Financial Accounting Standards Board issued a new standard on reporting comprehensive income, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. This standard is effective for interim and annual periods beginning after December 15, 1997. Reclassification of financial statements for all periods presented will be required upon adoption. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact the Company's results of operations or financial position.

In 1997, the Company adopted the Financial Accounting Standards Board's new standard on accounting for transfers of financial assets, servicing of financial assets and extinguishment of liabilities. The standard requires that a transfer of financial assets be accounted for as a sale only if certain specified conditions for surrender of control over the transferred assets exist. There was no material effect on the financial position or results of operations of the Company.

In 1996, the Company adopted the Financial Accounting Standards Board's new standard on accounting for the impairment of long-lived assets and for long-lived assets to be disposed of. The standard requires that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell of the asset to be disposed of. There was no material effect on the financial position or results of operations of the Company.

Investments:  Investments are reported on the following bases:

      Fixed maturities--All debt securities are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines.

      Investment real estate--at cost, less allowance for depreciation and possible impairment.

      Policy loans--at unpaid balances.

December 31, 1997


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Realized gains and losses on disposal of investments are determined on a specific identification basis. Changes in fair values of fixed maturities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and deferred income taxes as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable sales, underwriting and issue expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies generally in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC related to non-traditional and investment-type products is adjusted as if unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate  Accounts:  The  Company  administers  segregated  asset  accounts  for variable annuity contracts. The assets held in these Separate Accounts are invested in various mutual fund portfolios managed by third party companies. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities and single premium immediate annuities. Policyholder contract deposits on universal life and investment products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 5.0% to 7.15% in 1997 and from 5.2% to 7.2% in 1996 and from 5.5% to 7.8% in 1995.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include those contracts with fixed and guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. The reserve for future policy benefits for traditional life insurance products has been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. The initial interest assumptions range from 4.0% to 5.5%.

December 31, 1997


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

Income Taxes: The Company is included in the consolidated federal income tax return of TOLIC which, with its domestic subsidiaries and affiliates, is included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires the Company to accrue and settle income tax obligations in amounts that would result if the Company filed separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available.

Fair  values  for  policy  loans  are  estimated  using   discounted  cash  flow
calculations, based on interest rates currently being offered for similar loans to borrowers.

The carrying amounts of cash and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying balance sheet.

December 31, 1997


NOTE B--INVESTMENTS

The cost and fair value of fixed maturities available for sale are as follows (in thousands):


                                                                               Gross             Gross
                                                                            Unrealized        Unrealized           Fair
                                                            Cost               Gain              Loss              Value
December 31, 1997

U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                          $            828   $             75  $              -  $            903
Obligations of states and political
   subdivisions                                                 21,195              1,672                 -            22,867
Corporate securities                                           345,198             25,661               139           370,720
Public utilities                                                84,557              7,542                79            92,020
Mortgage-backed securities                                       2,334                209                 -             2,543
                                                      ----------------   ----------------  ----------------  ----------------

                                                      $        454,112   $         35,159  $            218  $        489,053
                                                      ================   ================  ================  ================

December 31, 1996

U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                          $            843   $             58  $              -  $            901
Obligations of states and political
   subdivisions                                                 23,193                801                 6            23,988
Corporate securities                                           280,021             10,485  $          2,473           288,033
Public utilities                                               114,746              4,267             1,136           117,877
Mortgage-backed securities                                      32,722                632                 -            33,354
                                                      ----------------   ----------------  ----------------  ----------------

                                                      $        451,525   $         16,243  $          3,615  $        464,153
                                                      ================   ================  ================  ================


The cost and fair value of fixed maturities available for sale at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

                                                                                                 Fair
                                                                               Cost              Value

     Due in 1998                                                         $          7,897  $          8,032
     Due in 1999-2002                                                              53,875            56,505
     Due in 2003-2007                                                             108,204           113,808
     Due after 2007                                                               281,802           308,165
                                                                         ----------------  ----------------
                                                                                  451,778           486,510
     Mortgage-backed securities                                                     2,334             2,543
                                                                         ----------------  ----------------

                                                                         $        454,112  $        489,053
                                                                         ================  ================

December 31, 1997


NOTE B--INVESTMENTS (Continued)

As of December 31, 1997, the Company held investments in one issuer, other than the United States Government or a United States Government agency or authority, which exceeded 10% of total shareholder's equity as follows (in thousands):

   Name of Issuer                             Carrying Value

   Hill Street Funding                          $       9,178
                                                =============


The carrying value of those assets that were on deposit with public officials in compliance with regulatory requirements was $0.9 million at December 31, 1997.

Net investment income by major investment category is summarized as follows (in thousands):


                                                                  1997            1996            1995
                                                             --------------  --------------  ---------

      Fixed maturities                                       $       35,740  $       34,431  $       30,865
      Short-term, policy loans and other
         investments                                                  1,686             631             582
                                                             --------------  --------------  --------------
                                                                     37,426          35,062          31,447
      Investment expenses                                              (358)           (228)           (550)
                                                             --------------  --------------  --------------

              Net investment income                          $       37,068  $       34,834  $       30,897
                                                             ==============  ==============  ==============

The following summarizes realized investment gains and losses and other information related to investments (in thousands):

                                                                  1997            1996            1995
                                                             --------------  --------------  ---------
     Gross gains on disposition of investment in
         fixed maturities                                    $         664   $          99   $        283
     Gross losses on disposition of investment in
         fixed maturities                                             (658)              -           (264)
                                                             --------------  -------------   -------------
     Net gains on disposition of investment in
         fixed maturities                                    $           6   $          99   $         19
                                                             =============   =============   ============
     Proceeds from disposition of investment in
         fixed maturities                                    $      84,805   $      39,469   $     28,738
                                                             =============   =============   ============


December 31, 1997


NOTE B--INVESTMENTS (Continued)

The components of change in net unrealized investment gains (losses) in the accompanying statement of shareholder's equity are as follows (in thousands):

                                                                                  1997             1996
                                                                             --------------   ---------

     Unrealized gains on investment in fixed
       maturities                                                            $       34,941   $      12,628
     Fair value adjustments to DPAC                                                 (23,053)         (9,320)
     Related deferred taxes                                                          (4,161)         (1,051)
                                                                             --------------   -------------

                                                                             $        7,727   $       2,257
                                                                             ==============   =============


NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                  1997            1996            1995
                                                             --------------  --------------  ---------

     Balance at beginning of year                            $       56,632  $       35,588  $       61,435
     Amounts deferred:
       Commissions                                                   10,204           9,045           8,645
       Other                                                          3,052           3,243           3,481
     Amortization                                                    (3,974)         (3,002)         (2,197)
     Fair value adjustment                                          (13,733)         11,758         (35,776)
                                                             --------------  --------------  --------------

     Balance at end of year                                  $       52,181  $       56,632  $       35,588
                                                             ==============  ==============  ==============


NOTE D--POLICY LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                December 31
                                                                          1997             1996

     Liabilities for investment-type products                        $     316,628    $      289,762
     Liabilities for non-traditional life insurance
        products                                                           166,849           192,799
                                                                     -------------    --------------

                                                                     $     483,477    $      482,561
                                                                     =============    ==============


December 31, 1997


NOTE E--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                December 31
                                                                           1997        1996

        Current tax liabilities                                      $         294    $          951
        Deferred tax liabilities                                             7,714             2,898
                                                                     -------------    --------------

                                                                     $       8,008    $        3,849
                                                                     =============    ==============

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                December 31
                                                                           1997        1996

        Deferred policy acquisition costs                            $      21,897    $      18,046
        Unrealized investment gains                                          4,161            1,051
        Other - net                                                              -              136
                                                                     -------------    -------------
            Total deferred tax liabilities                                  26,058           19,233


        Life insurance policy liabilities                                  (18,344)         (16,335)
                                                                     -------------    -------------
            Total deferred tax assets                                      (18,344)         (16,335)
                                                                     -------------    -------------

                                                                     $       7,714    $       2,898
                                                                     =============    =============

The Company offsets all deferred tax assets and liabilities and presents them in a single amount in the balance sheet.

Components of provisions for income taxes (benefits) are as follows (in thousands):

                                                                  1997            1996            1995
                                                             --------------  --------------  ---------

       Current tax expense (benefit)                         $         (238) $          751  $         (665)
       Deferred tax expense                                           1,813           1,424           1,996
                                                             --------------  --------------  --------------

                                                             $        1,575  $        2,175  $        1,331
                                                             ==============  ==============  ==============

The differences between federal income taxes computed at the statutory rate and provision for income taxes are primarily due to tax exempt income.

An income tax payment of $0.4 million and $0.3 million and an income tax refund of $0.1 million in 1997, 1996 and 1995, respectively, was received from or paid to TOLIC.

December 31, 1997


NOTE F--REINSURANCE (Continued)

The Company is involved in the cession of reinsurance to affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses; however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.

The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                                                     Ceded to
                                                Gross             Ceded to        Non-affiliated            Net
                                               Amount               TOLIC            Companies            Amount
       1997
          Life insurance in force,
            at end of year               $     4,588,120     $         297,518  $        2,765,285  $        1,525,317
                                         ===============     =================  ==================  ==================

          Premiums and other
            considerations               $           23,686  $             768  $            5,085  $           17,833
                                         ==================  =================  ==================  ==================

          Benefits paid or
            provided                     $           45,434  $           1,400  $            6,354  $           37,680
                                         ==================  =================  ==================  ==================

       1996
          Life insurance in force,
            at end of year               $        4,769,031  $         177,437  $        2,323,447  $        2,268,147
                                         ==================  =================  ==================  ==================

          Premiums and other
            considerations               $           24,652  $             753  $            8,275  $           15,624
                                         ==================  =================  ==================  ==================

          Benefits paid or
            provided                     $           43,440  $             539  $            8,446  $           34,455
                                         ==================  =================  ==================  ==================

       1995
          Life insurance in force,
            at end of year               $        5,216,397  $         198,199  $        2,643,198  $        2,375,000
                                         ==================  =================  ==================  ==================

          Premiums and other
            considerations               $           23,367  $               -  $            9,872  $           13,495
                                         ==================  =================  ==================  ==================

          Benefits paid or
            provided                     $           39,432  $           1,822  $            5,626  $           31,984
                                         ==================  =================  ==================  ==================


NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates (the "Plan"). Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the Plan generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are primarily invested in publicly traded stocks and bonds.

December 31, 1997


NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS (Continued)


The Company's pension costs charged to income were not significant in 1997, 1996 or 1995.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant.


NOTE H--RELATED PARTY TRANSACTIONS

The Company has various transactions with TOLIC and certain of its other affiliates in the normal course of operations, including reinsurance transactions, computer services, investment services and advertising services. The reinsurance recoverable from TOLIC, including the amount receivable for policy claims paid, amounted to $123,000 and $300,000 at December 31, 1997 and 1996, respectively.


NOTE I--LEASES

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expense for properties occupied by the Company was $1.0 million in 1997 and $0.9 million in 1996 and 1995. The following is a schedule by year of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1997 (in thousands):


            Year   ending   December  31
DecemDecember331:DEcDecember 31:

1998                              $       1,141
1999                                      1,141
2000                                        707
2001                                        328
2002                                        328
Later years                               4,097
                                  -------------

                                     $       7,742


NOTE J--LITIGATION

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company (along with TOLIC and Transamerica Assurance Company, an affiliate) and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement have been accrued. The portion which relates to the Company is not material. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. Additional costs related to the settlement are not currently determinable.

December 31, 1997


NOTE J--LITIGATION (Continued)

In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the financial position of the Company or the results of its operations.


NOTE K--REGULATORY MATTERS

The Company is subject to state insurance laws and regulations, principally those of the State of New York. Such regulations include the risk based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from operations for the preceding year. Those statutory amounts are determined in conformity with statutory accounting practices prescribed or permitted by the Department of Insurance of New York ("New York Department"). Currently, no dividends can be paid by the Company without prior approval of New York Department.

The Company's statutory net income income (loss) and capital and surplus are summarized as follows (in thousands):

                                                                  1997            1996            1995
                                                             --------------  --------------  ---------

     Statutory net income (loss)                             $          395  $         (551) $        1,779
     Statutory capital and surplus, at end of year                   23,591          22,822          22,713


NOTE L--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):

                                                                              December 31
                                                                 1997                             1996
                                                   -------------------------------  ------------------
                                                       Carrying          Fair           Carrying           Fair
                                                         Value           Value            Value            Value

       Financial Assets:
          Fixed maturities                         $      489,053  $      489,053   $      464,153   $      464,153
          Policy loans                                     13,595          13,595           11,973           11,973
          Cash                                              3,029           3,029            9,079            9,079
          Accrued investment income                         9,245           9,245            8,840            8,840

       Financial Liabilities:
          Liabilities for investment-type
            contracts:
              Single and flexible premium
                deferred annuities                        151,173         150,577          146,524          144,207
              Single premium immediate
                annuities                                 165,455         165,881          143,238          130,297



PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a)    Financial Statements

         All required financial statements are included in Parts A or B of this Registration Statement.

  (b)    Exhibits

    (1) Resolution of the Board of Directors of First Transamerica Life Insurance Company ("Transamerica") authorizing establishment of the Variable Account.(1)

    (2)  Not Applicable.

    (3)           (a)      Master Agreement among Transamerica Occidental Life
Insurance Company, First
                  Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service
                  Corporation, and Dreyfus Service Organization, Inc.(4)
                  (b) Principal Agency Agreement between First Transameric a Life Insurance Company and
                  Dreyfus Service Organization, Inc.(3)
                  (c) Distribution Agreement between First Transamerica life Insurance Company and Dreyfus
                  Service Corporation.(3)
                  (d) Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc. and Broker-Dealers.(4) (e) Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc.
                  (5)
                  (f) Amendment Dated as of August 31, 1993 to Principal Agency Agreement between First Transamerica Life Insurance Company and Dreyfus Service Organization, Inc. (5) (g) Amendment Dated as of August 31, 1993 to Distribution Agreement between First Transamerica Life Insurance Company and Dreyfus Service
                  Corporation. (5) (h) Form of Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company and Broker/Dealers, dated August 24, 1994.(8)

                  (i) Form of Sales Agreement between Transamerica Occidental Life Insurance Company,
                  Transamerica Life Insurance and Annuity Company, First Transamerica Life Insurance Company and
                  Transamerica Securities Sales Corporation.(8)

    (4)  Policy Form and Endorsements. (5)
                  (a) Form of Flexible Premium Multi-Funded Individual Deferred Annuity Policy.
                  (b)      Form of IRA Endorsement.
                  (c)      Form of Automatic Payout Option Endorsement.
                  (d)      Form of Dollar Cost Averaging Option Endorsement.
                  (e)      Form of Systematic Withdrawal Option Endorsement.
                  (f)      Form of Unisex Annuity Rates Endorsement.
                  (g)      Form of Fixed Account Rider(9)
    (5) Form of Application. (5)

    (6)  (a)      Declaration of Intention and Charter of Transamerica.(1)
         (b)      By-Laws of Transamerica.(1)

    (7) Not applicable.


             (8)  (a)      Participation Agreement between First Transamerica
Life Insurance Company and Dreyfus
                  Variable Investment Fund.(3)
                  (b) Participation Agreement between First Transamerica Life Insurance Company and Dreyfus
                  Life and Annuity Index Fund, Inc.(3)
                  (c) Participation Agreement between First Transamerica Life Insurance Company and The
                  Dreyfus Socially Responsible Growth Fund, Inc. (5)
                  (d) Administrative Services Agreement (Draft) between First Transamerica Life Insurance
                  Company and Vantage Computer Systems, Inc.(3)
             (e)      Form of Participation Agreement between Transamerica Life
                              Insurance Company of New YOrk and Dreyfus
                              Investment Services(9)
                  (f)     Form of Participation Agreement between
Transamerica Variable Insurance Fund, Transamerica Securities Sales Corporation and Transamerica Life Insurance COmpany of NEw YOrk.(8)
    (9)           (a)      Opinion and Consent of Counsel.(7)


    (10)                   (a)      Consent of Counsel.(8)(9)
         (b)      Consent of Independent Auditors .(8)(9)


    (11) No financial statements are omitted from item 23.

    (12) Not applicable.

    (13) Performance Data Calculations.(5)

    (14) Not applicable.

    (15) Powers of Attorney.

         Alan T. Cunningham (8)(9)          Robert Abeles (8)(9)
         Marc C. Abrahms (5)(9)             James Inzerillo (5)(9)
                                    Daniel E. Jund (7)(9)
         James T. Byrne, Jr. (5)(9)                  Thomas J. Cusack (7) (9)
         James W. Dederer (2) (9)           John A. Paganelli (2) (9)
         John A. Fibiger (2)(9)                      James B. Roszak (2) (9)
         David E. Gooding (2)(9)
         Allan D. Greenberg (9)





(1) Filed with initial filing of the Form N-4 Registration Statement, File No. 33-55152 (December 1, 1992).

(2) Filed with Pre-Effective Amendment No.1 to the Form N-4 Registration Statement, File No. 33-55152 (February 10, 1993).

(3) Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No.1 to the Form N-4 Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VA-2L, File No. 33-49998 (April 30, 1993).

(4) Filed with Post-Effective Amendment No. 1 to the Form N-4 Registration Statement, File No. 33-55152
         (June 8, 1993).

(5) Filed with Post-Effective Amendment No. 2 to the Form N-4 Registration Statement, File No. 33-55152
         (April 29, 1994).

(6) Filed with Post-Effective Amendment No. 3 to the Form N-4 Registration Statement File No. 33-55152
         (April 29, 1995).

(7) Filed with Post-Effective Amendment No. 5 to the Form N-4 Registration Statement File No. 33-55152
         (April 26, 1996).


(8) Filed with Post-Effective Amendment No. 6 to the Form N-4 Registration Statement File No. 33-55152
         (April 28, 1997)(9)        Filed herewith.

Item 25.  Directors and Officers of the Depositor

         Name and Principal
         Business Address  Position and Offices with Depositor


         James W. Dederer                   Director, Chairman, General Counsel and Corporate Secretary
         Alan T. Cunningham                 Director and President
         Robert Rubinstein                  Senior Vice President, Chief Actuary and Chief Operating OfficerGary

                                            Rolle'   Investment Officer

         Susan Silbert                      Investment Officer
         Nicki Bair FSA, MAAA               Vice President
         Roy Chong-Kit FSA, MAAA            Vice President
         Paul Hankowitz MD                  Vice President and Chief Medical Director
         Ken Kilbane                        Vice President
         William J. Lyons                   Vice President and Chief Underwriter
         Alison B. Pettingall               Vice President - Marketing
         Alexander Smith, Jr.               Vice President, Administration and Controller
         Martin V. Mondato          Second Vice President and Director of Operations
         Kamran Haghighi            Tax Officer
         William M. Hurst           Assistant Secretary
         Sally S. Yamada                    Treasurer
         Robert Abeles                      Director
         Marc C. Abrahms            Director
         James T. Byrne, Jr.                Director
         Thomas J. Cusack           Director
         John A. Fibiger                    Director
         David E. Gooding           Director
         Allan D. Greenberg                 Director
         James Inzerillo                    Director
         Daniel E. Jund                     Director
         John A. Paganelli          Director
         James B. Roszak                    Director







         The   Depositor,    First    Transamerica    Life   Insurance   Company
(Transamerica), is wholly owned by Transamerica Occidental Life Insurance Company. The Registrant is a segregated asset account of Transamerica.

         The following chart indicates the persons controlled by or under common control with Transamerica.

         TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION



Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
 - AL
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
 - MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real
Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE





                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner

Item 27. Number of Policy Owners


         As of April 1 , 1998, there were 3,151 Owners of Non-Qualified Individual Policies and 2,105Owners of Qualified
Individual Policies.


Item 28.  Indemnification

         Transamerica's Bylaws provide in Article VIII as follows:

         Section 1. Indemnification: (a) The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, of any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorneys' fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection
(b) below.

         (b) No indemnification shall be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification shall be made with respect to any Proceeding initiated by any such person against the Corporation, or a director or officer of the Corporation, other than to enforce the terms of this Article VIII, unless such Proceeding was authorized by the Board of Directors. Further, no indemnification shall be made with respect to any settlement or compromise of any Proceeding unless and until the Corporation has consented to such settlement or compromise.

         (c) Written notice of any Proceeding for which indemnification may be sought by any person shall be given to the Corporation as soon as practicable. The Corporation shall then be permitted to participate in the defense of any such proceeding or, unless conflicts of interest or position exist between such person and the Corporation in the conduct of such defense, to assume such defense. In the event that the Corporation assumes the defense of any such Proceeding, legal counsel selected by the Corporation shall be reasonably acceptable to such person. After such an assumption, the Corporation shall not be liable to such person for any legal or other expenses subsequently incurred unless such expenses have been expressly authorized by the Corporation. In the event that the Corporation participates in the defense of any such Proceeding, such person may select counsel to represent him in regard to such a Proceeding; however, such person shall cooperate in good faith with any request that common counsel be utilized by the parties to any Proceeding who are similarly situated, unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

         (d) In making any determination regarding any person's entitlement to indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Corporation shall have the burden of proving the contrary.

         Section 2. Advancement of Expenses. Except in the case of a Proceeding against a director, officer, or other person specifically approved by the Board of Directors, the Corporation shall, subject to Section 1 of this Article VIII above, pay expenses actually and reasonably incurred by or on behalf of such a person in defending any Proceeding in advance of the final disposition of such Proceeding. Such payments shall be made promptly upon receipt by the
Corporation, from time to time, of a written demand by such person for such advancement, together with an undertaking by or on behalf of such person to repay any expenses so advanced to the extent that the person receiving the advancement is ultimately found not to be entitled to indemnification for part or all of such expenses.
         Section 3. Rights Not Exclusive. The rights to indemnification and advancement of expenses granted by or pursuant to this Article VIII (i) shall not limit or exclude, but shall be in addition to, any other rights which may be granted by or pursuant to any statute, corporate charter, by-law, resolution of stockholders or directors or agreement, (ii) shall be deemed to constitute contractual obligations of the Corporation to any person who serves in a capacity referred to in Section 1 of this Article VIII at any time while this
Article VIII is in effect, (iii) shall continue to exist after the repeal or modification of this Article VIII with respect to events occurring prior thereto and (iv) shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the estate, spouse, heirs, executors, administrators or assigns of such person. It is the intent of this Article VIII to require the Corporation to indemnify the persons referred to herein for the aforementioned judgments, amounts paid in settlement, and expenses, including attorneys' fees, in each and every circumstance in which such indemnification could lawfully be permitted by express provisions of by-laws, and the indemnification required by this Article VIII shall not be limited by the absence of an express recital of such circumstances.

         Section 4. Indemnification of Employees and Others. The Corporation may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the Corporation or to any person serving at the request of the Corporation as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions of this Article VIII with respect to the indemnification and advancement of expenses of directors and officers of the Corporation.

         Section 5. Authorization of Contracts. The Corporation may, with the approval of the Board of Directors, enter into an agreement with any person who is, or is about to become, a director, officer, employee or agent of the Corporation, or who is serving, or is about to serve, at the request of the Corporation, as a director, officer, or in any other capacity, of any other Enterprise, which agreement may provide for indemnification of such person and advancement of expenses to such person upon terms, and to the extent, not prohibited by law. The failure to enter into any such agreement shall not affect or limit the rights of any such person under this Article VIII.

         Section 6. Insurance. The Corporation may purchase and maintain insurance to indemnify the Corporation and any person eligible to be indemnified under this Article VIII within the limits permitted by law.

         Section 7. Severability. If any provision of this Article VIII is determined at any time to be unenforceable in any respect, the other provisions shall not in any way be affected or impaired thereby.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


         The directors and officers of First Transamerica Life Insurance Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and for corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. The term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. The term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission actually or allegedly caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the policy year 11/15/98 to 11/15/2000.
Coverage B is subject to a self insured retention of $15,000,000. The primary policy is with CNA Lloyds, Gulf, Chubb and Travelers. Item 29. Principal Underwriter

         Transamerica Securities Sales Corporation (TSSC) is the underwriter of the Certificates and the Individual Contracts as defined in the Investment Company Act of 1940. TSSC became Principal Underwriter effective 8-24-94.


NAME AND PRINCIPAL                  POSITION AND OFFICES WITH
BUSINESS ADDRESS*                   TRANSAMERICA SECURITIES SALES CORPORATION

Barbara A. Kelley                   President and Director
Regina M. Fink                              Secretary and Director
Benjamin Tang                               Treasurer
Nooruddin Veerjee                   Director
Dan S. Trivers                              Senior Vice President

Nicki A. Bair                               Vice President
Chris Shaw                                  Second Vice President

*The Principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.

NAME AND PRINCIPAL                          POSITION AND OFFICES WITH
BUSINESS ADDRESS*                           TRANSAMERICA FINANCIAL RESOURCES

Barbara A. Kelley                           President and Director

Regina M. Fink                              Secretary and Counsel


Monica Suryapranata                         Treasurer

Gilbert F. Cronin                           Director

James W. Dederer                            Director

John Leon                                   Second Vice President and Director
 of Due Diligence

Dan  Trivers                                Vice President, Director of
Administration and
                                            Chief Compliance Officer

Ronald F. Wagley                            Director

Kerry Rider                                 Second Vice President and Director
of Compliance

*The Principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.

         The following table lists the amounts of commissions paid to the principal underwriter during the last fiscal year.

Name of
Principal     Net Underwriting       Compensation on     Brokerage

Underwriter*Discounts & Commission     Redemption       Commissions Compensation
TSSC                 -0-                   -0-         $5,543,415.68      -0-
TFR                  -0-                   -0-             81.50          -0-

Item 30. Location and Accounts and Records

        All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Transamerica or the Service Office at their administrative offices.

Item 31. Management Services

        All management contracts are discussed in Parts A or B.

Items 32. Undertakings

  (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) Registrant undertakes that it will include either (1) as part of any Application to purchase a Policy offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.


(d) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                                        SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, Transamerica Life Insurance Company of New York certifies that this Post-Effective Amendment No.7 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.7 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 28th day of April,1998.


        SEPARATE ACCOUNT VA-2LNY                        TRANSAMERICA

        OF TRANSAMERICA            LIFE INSURANCE COMPANY OF NEW YORK
        LIFE INSURANCE COMPANY                          (DEPOSITOR)
        OF NEW YORK

        (REGISTRANT)




                             BY:________________________

        David M. GoldsteinVice President
        As Required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.



Signature                               Title                                               Date

-

_________________________      *        President and Director                 April 28, 1998
Alan T. Cunningham

__________________________*             Vice President and Controller,         April  28, 1998
Alexander Smith

__________________________*             Director                               April  28, 1998
Marc C. Abrahms

_________________________*              Director                               April 28, 1998
Robert Abeles

_________________________*              Director                               April 28, 1998
James T. Byrne, Jr.

__________________________*             Director                               April 28, 1998
Thomas J. Cusack

__________________________*             Director                               April 28, 1998
James W. Dederer

__________________________*             Director                               April 28, 1998
John Fibiger

__________________________*             Director                               April   28, 1998
David E. Gooding
___________________________*            Director                               April 28, 1998
Allan D. Greenberg

___________________________*            Director                               April   28, 1998
James B. Roszak


___________________________*            Director                               April   28, 1998
James Inzerillo


___________________________*            Director                               April  28, 1998
Daniel E. Jund

_________________________*              Director                               April  28, 1998
John A. Paganelli


_________________________*              Director                               April 28, 1998
Nooruddin S. Veerjee

       On April  28, 1998 as Attorney -in-Fact pursuant to powers of
*By:David M. Goldstein                  attorney previously filed and filed
 herewith, and in his own capacity as Vice President.

                                  EXHIBIT INDEX

Exhibit                                 Description
No.                                     of Exhibit

(4)(g)                                  Fixed Account Rider

(8)(e)                                  Form of Fund Participation Agreement
   (f)                                  Form of Participation Agreememt

(10)                                    (a)Consent of Counsel
                                        (b)Consent of Independent Auditors

(15)                                    Power of Attorney

Exhibit 4(g)
                               FIXED ACCOUNT RIDER


Except as otherwise provided in this Rider, all other provisions of the policy remain in full force and effect and will apply to the Fixed Account, as applicable.

Transamerica Life Insurance Company of New York has issued this Rider as a part of the policy to which it is attached.

Definition of Terms - Unless redefined below, the terms defined in the policy will have the same meaning when used in this Rider. For purposes of this Rider, the following definitions apply:

Annuity Purchase Amount - The Annuity Purchase Amount is the amount applied as a single premium to provide an annuity under the Annuity Form and Payment Option elected by the Owner. The Annuity Purchase Amount is equal to the Policy Value, less any applicable Contingent Deferred Sales Load and less any applicable premium taxes. In determining the Annuity Purchase Amount, we will waive the Contingent Deferred Sales Load if the Annuity Form elected involves life contingencies and the Annuity Date occurs on or after the third Policy Anniversary.

Cash Surrender Value - The amount payable to the Owner if the policy is surrendered on or before the Annuity Date. The Cash Surrender Value is equal to the Policy Value, less the Policy Fee and if any, less any applicable Contingent Deferred Sales Load and applicable premium taxes.

Fixed Account - All or portions of Net Premiums and transfers may be allocated to the Fixed Account. The Fixed Account assets are general assets of the Company and are distinguishable from those allocated to a separate account of the Company.

Fixed Accumulated Value - The total dollar amount of all amounts held under the Fixed Account for the policy prior to the Annuity Date. The Fixed Accumulated Value prior to the Annuity Date is equal to: (a) Net Premiums allocated to the Fixed Account; less (b) reductions for the annual Policy Fee deducted on the last business day of each Policy Year; plus or minus (c) amounts transferred to or from the Variable Sub-accounts; less (d) any applicable Transfer Fees; and less (e) withdrawals from Fixed Account.

Initial Interest Rate - The Interest Rate in effect when a Premium is received by us.

Policy Value - The sum of the Fixed Accumulated Value plus the Variable Accumulated Value.

Premium - An amount paid to us as consideration for the benefits provided by the policy.

Variable Accumulated Value - The total dollar amount of all Variable Accumulation Units under each Sub-account of the Variable Account held for the policy prior to the Annuity Date. The Variable Accumulated Value prior to the Annuity Date is equal to: (a) Net Premiums allocated to the Sub-accounts; plus or minus (b) any increase or decrease in the value of the assets of the Sub-accounts due to investment results; less (c) the daily Mortality and Expense Risk Charge; less (d) the daily Administrative Expense Charge; less (e) reductions for the annual Policy Fee deducted on the last business day of each Policy Year; plus or minus (f) amounts transferred to or from the Fixed Account; less (g) any applicable Transfer Fees; and less (h) withdrawals from the Sub-accounts.




3-080 02-198











                                THE FIXED ACCOUNT


Premium  Payments to Fixed Account - All or portions of Net Premiums may be allocated to the Fixed Account, as directed by the Owner.

Initial Premium - The allocation of the Initial Premium into the fixed account must be a minimum of 10% of the Initial Premium. The initial allocation to the fixed account will be further subject to a minimum dollar amount of $1,000. All or any portion of such Net Premium allocated to the fixed account will be credited on the date the payment is received by us at our Service Office.

                     ESTABLISHMENT AND CREDITING OF INTEREST

Establishment of Interest Rates for Fixed Account - We will establish effective annual rates of interest for new allocations received by us, from time to time, for this Fixed Account. For purposes of this section, new allocations include both new premium allocations and any transfers made from the Variable Sub-accounts. The rate in effect when an allocation is received by us is the "Initial Interest Rate" for that allocation.

The Initial Interest Rate applicable to the Initial allocation will be guaranteed to remain in effect for at least twelve months from the date of receipt of the Initial allocation.

Additional allocations you make to this policy will have and earn their own Initial Interest Rates which we will, from time to time, declare for this type of Fixed Account. The Initial Interest Rate applicable to any new allocation will be the rate in effect on the date we receive the allocation. We guarantee the Initial Interest Rate we declare for new allocations will remain in effect for that allocation for at least twelve months from the date of receipt of that allocation.

At any time after the end of the Interest Rate Period for a particular allocation, we may change the annual rate of interest without prior written notice. However, we guarantee that any subsequent change in the annual rate of interest will remain in effect for a minimum of twelve months from the effective date of change.

Crediting of Interest - Interest is credited to each allocation allocated to the Fixed Account on a daily basis which is equivalent to the annual rate of interest then in effect for that allocation. In no event will we credit interest to any allocation allocated to the Fixed Account received under this policy at a rate less than the Guaranteed Minimum Interest Rate of 3%.











3-080 02-198










                               TRANSFER PROVISIONS

Transfers Between Accounts - At the end of the free look period and before the Annuity Date, the Owner may transfer all or any portion of the Fixed Account to one or more Sub-accounts of the Variable Account. Transfers to or from the Fixed Account will be subject to any transfer conditions and limitations imposed under the policy, and further subject to the provisions described below.

Transfers between and among the Fixed Account and Variable Accounts will be effective as of the date the request for the transfer, in a form and manner acceptable to us, is received at our Service Office. The transfer request must specify (a) the Sub-account(s) or Fixed Account from which the transfer is to be made; (b) the amount of the transfer, subject to the minimum transfer amount described in the policy; and (c) the Sub-account(s) or Fixed Account to receive the transferred amount. If a transfer reduces the value of the Fixed Account or a Sub-account of the Variable Account from which the transfer was made to less than $1000, we reserve the right to transfer the remaining value in the Fixed Account or the affected Sub-account in accordance with the transfer instructions provided by the Owner.

Transfers from the Fixed Account - Transfers from the fixed account into a Sub-account of the Variable Account are limited to four per Policy Year. The maximum transfer amount allowed from the Fixed Account will be the maximum amount in effect on the date of such transfer during a Policy Year. The maximum transfer amount is a percentage of the value of the Fixed Account as of the date of the last contract anniversary. The percentage rate, which will be declared by the company from time to time, will be a minimum of 25 percent.

Transfers into the Fixed Account - Transfers from a Sub-Account of the Variable Account into the Fixed Account are not allowed during the ninety day period directly following any transfer made from the Fixed Account into a Sub-Account of the Variable Account.

Transfer Fee - Prior to the Annuity Date, we reserve the right to impose a Transfer Fee for each transfer in excess of twelve made during a single Policy Year. If imposed, the amount of the Transfer Fee will be equal to the lesser of:
(a) 2% of the amount of the transfer; or (b) $10. The Transfer Fee will be deducted from the amount of the transfer prior to its reallocation. If two or more transfers are made on the same day, the Transfer Fee will be withdrawn pro rata from the amount of the transfers.

















3-080 02-198





                              WITHDRAWAL PROVISIONS


Partial Withdrawals from Fixed Account - At the end of the free look and before the Annuity Date, the Owner may withdraw a portion of the Fixed Account for cash, subject to any withdrawal conditions and limitations imposed under the policy, any applicable federal or state law, rules or regulations, and further subject to the provisions described below.

Withdrawal Limitations - The Contingent Deferred Sales Load and any premium tax applicable to a withdrawal from the Fixed Account will be deducted from the amount withdrawn before payment is made to the Owner. The minimum amount that may be withdrawn is the lesser of $500, or the entire value of the Fixed Account.

Policy Fee - Prior to the Annuity Date, an annual Policy Fee will be deducted on a pro rata basis from the Variable Accumulated Value on the last business day of each Policy Year, or if earlier, as of the date the policy is surrendered.
The amount of the annual Policy Fee is shown on the Policy Data page.

If the Variable Accumulated Value equals zero, then the Policy Fee will be deducted from the Fixed Account.

There will be no Policy Fee deducted for a Policy Year if the aggregate of the Variable Accumulated Value and/or the Fixed Accumulated Value exceeds $50,000 on the last business day of that year, or if earlier, as of the date the policy is surrendered.

The annual Policy Fee shown on the Policy Data page may be changed by us upon 30 days advance written notice to the Owner, subject to the prior approval of the New York State Insurance Department. Any increase in the Policy Fee will apply prospectively to Policy Fees deducted after the effective date of change. Any increase will not result in the Policy Fee exceeding a maximum annual Policy Fee equal to the lesser of 2% of the Policy Value or $60.

Delay of Payment - We may delay payment of any withdrawal from the Fixed Account for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 10 days, we will pay interest, as provided in the Crediting of Interest provision of this Rider, on the withdrawal amount up to the date of payment.

Signed for the Company at Purchase, New York, to be effective as of the later of the Policy Date, or the date shown here .

                 TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

                            President                        Chairman








3-080 02-198

Exhibit (8)(e)
                                          FUND PARTICIPATION AGREEMENT


This Agreement is entered into as of the      day of _________, 1998, between
Transamerica Life Insurance Company of New York a life insurance company organized under the laws of the State of ______________ ("Insurance Company"), and DREYFUS INVESTMENT PORTFOLIOS("Fund").
                                         ----

                                                    ARTICLE I
                                                          DEFINITIONS

1.1 "Act" shall mean the Investment Company Act of 1940, as amended.

1.2 "Board" shall mean the Board of Directors or Trustees, as the case may be, of a Fund, which has the responsibility for management and control of the Fund.

1.3 "Business Day" shall mean any day for which a Fund calculates net asset value per share as described in the Fund's Prospectus.

1.4      "Commission" shall mean the Securities and Exchange Commission.

1.5 "Contract" shall mean a variable annuity or life insurance contract that uses any Participating Fund (as defined below) as an underlying investment medium. Individuals who participate under a group Contract are "Participants."

1.6 "Contractholder" shall mean any entity that is a party to a Contract with a Participating Company (as defined below).

1.7 "Disinterested Board Members" shall mean those members of the Board of a Fund that are not deemed to be "interested persons" of the Fund, as defined by the Act.

1.8 "Dreyfus" shall mean The Dreyfus Corporation and its affiliates, including Dreyfus Service Corporation.

1.9 "Participating Companies" shall mean any insurance company (including Insurance Company) that offers variable annuity and/or variable life insurance contracts to the public and that has entered into an agreement with one or more of the Funds.

1.10 "Participating Fund" shall mean each Fund, including, as applicable, any series thereof, specified in Exhibit A, as such Exhibit may be amended from time to time by agreement of the parties hereto, the shares of which are available to serve as the underlying investment medium for the aforesaid Contracts.

1.11 "Prospectus" shall mean the current prospectus and statement of additional information of a Fund, as most recently filed with the Commission.

1.12 "Separate Account" shall mean Separate Account VA-2LNY, a separate account established by Insurance Company in accordance with the laws of the State of New York.

1.13 "Software Program" shall mean the software program used by a Fund for providing Fund and account balance information including net asset value per share. Such Program may include the Lion System. In situations where the Lion System or any other Software Program used by a Fund is not available, such information may be provided by telephone. The Lion System shall be provided to Insurance Company at no charge.

1.14 "Insurance Company's General Account(s)" shall mean the general account(s) of Insurance Company and its affiliates that invest in a Fund.

                                                   ARTICLE II
                                                 REPRESENTATIONS

2.1 Insurance Company represents and warrants that (a) it is an insurance company duly organized and in good standing under applicable law; (b) it has legally and validly established the Separate Account pursuant to the New York Insurance Code for the purpose of offering to the public certain individual and group variable annuity and life insurance contracts; (c) it has registered the
 Separate Account as a unit investment trust under the Act to serve as the segregated investment account for the
         Contracts; and (d) the Separate Account is eligible to invest in shares of each Participating Fund without such investment disqualifying any Participating Fund as an investment medium for insurance company separate accounts supporting variable annuity contracts or variable life insurance contracts.

2.2 Insurance Company represents and warrants that (a) the Contracts will be described in a registration statement filed under the Securities Act of 1933, as amended ("1933 Act"); (b) the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and (c) the sale of the Contracts shall comply in all material respects with state insurance law requirements. Insurance Company agrees to notify each Participating Fund promptly of any investment restrictions imposed by state insurance law and applicable to the Participating Fund.

2.3 Insurance Company represents and warrants that the income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the applicable Contracts, to be credited to or charged against such Separate Account without regard to other income, gains or losses from assets allocated to any other accounts of Insurance Company. Insurance Company represents and warrants that the assets of the Separate Account are and will be kept separate from Insurance
         Company's General Account and any other separate accounts Insurance Company may have, and will not be charged with liabilities from any business that Insurance Company may conduct or the liabilities of any companies affiliated with Insurance Company.

2.4 Each Participating Fund represents that it is registered with the Commission under the Act as an open-end, management investment company and possesses, and shall maintain, all legal and regulatory licenses, approvals, consents and/or exemptions required for the Participating Fund to operate and offer its shares as an underlying investment medium for Participating Companies.

2.5 Each Participating Fund represents that it is currently qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify Insurance Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

2.6 Insurance Company represents and agrees that the Contracts are currently, and at the time of issuance will be, treated as life insurance policies or annuity contracts, whichever is appropriate, under applicable provisions of the Code, and that it will make every effort to maintain such treatment and that it will notify each Participating Fund and Dreyfus immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. Insurance Company agrees that any prospectus offering a Contract that is a "modified endowment contract," as that term is defined in
Section 7702A of the Code, will identify such Contract as a modified endowment contract (or policy).

2.7 Each Participating Fund agrees that its assets shall be managed and invested in a manner that complies with the requirements of Section 817(h) of the Code.

2.8 Insurance Company agrees that each Participating Fund shall be permitted (subject to the other terms of this Agreement) to make its shares available to other Participating Companies and Contractholders.

2.9 Each Participating Fund represents and warrants that any of its directors, trustees, officers, employees, investment advisers, and other individuals/entities who deal with the money and/or securities of the Participating Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Participating Fund in an amount not less than that required by Rule 17g-1 under the Act.
The aforesaid Bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.10 Insurance Company represents and warrants that all of its employees and agents who deal with the money and/or securities of each Participating Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage in an amount not less than the coverage required to be maintained by the Participating Fund. The aforesaid Bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.11 Insurance Company agrees that Dreyfus shall be deemed a third party beneficiary under this Agreement and may enforce any and all rights conferred by virtue of this Agreement.

                                                   ARTICLE III
                                                   FUND SHARES

3.1 The Contracts funded through the Separate Account will provide for the investment of certain amounts in shares of each Participating Fund.

3.2 Each Participating Fund agrees to make its shares available for purchase at the then applicable net asset value per share by Insurance Company and the Separate Account on each Business Day pursuant to rules of the Commission. Notwithstanding the foregoing, each Participating Fund may refuse to sell its shares to any person, or suspend or terminate the offering of its shares, if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of its
         Board, acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary and in the best interests of the Participating Fund's shareholders.

3.3 Each Participating Fund agrees that shares of the Participating Fund will be sold only to (a) Participating Companies and their separate accounts or
 (b) "qualified pension or retirement plans" as determined under Section 817(h)
(4) of the Code. Except as otherwise set forth in this Section 3.3, no shares of any Participating Fund will be sold to the general public.

3.4 Each Participating Fund shall use its best efforts to provide closing net asset value, dividend and capital gain information on a per-share basis to Insurance Company by 6:00 p.m. Eastern time on each Business Day. Any material errors in the calculation of net asset value, dividend and capital gain information shall be reported immediately upon discovery to Insurance Company.
 Non-material errors will be corrected in the next Business Day's net asset value per share.

3.5 At the end of each Business Day, Insurance Company will use the information described in Sections 3.2 and 3.4 to calculate the unit values of the Separate Account for the day. Using this unit value, Insurance Company will process the day's Separate Account transactions received by it by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m. Eastern time) to determine the net dollar amount of each Participating Fund's shares that will be purchased or redeemed at that day's closing net asset value per share. The net purchase or redemption orders will be transmitted to each Participating Fund by Insurance Company by 11:00 a.m. Eastern time on the Business Day next following
Insurance Company's receipt of that information. Subject to Sections 3.6 and 3.8, all purchase and redemption orders for Insurance Company's General Accounts shall be effected at the net asset value per share of each
 Participating Fund next calculated after receipt of the order by the Participating Fund or its Transfer Agent.

3.6 Each Participating Fund appoints Insurance Company as its agent for the limited purpose of accepting orders for the purchase and redemption of Participating Fund shares for the Separate Account. Each Participating Fund will execute orders at the applicable net asset value per share determined as of the close of trading on the day of receipt of such orders by Insurance Company acting as agent ("effective trade date"), provided that the Participating Fund receives notice of such orders by 11:00 a.m. Eastern time on the next following Business Day and, if such orders request the purchase of Participating Fund shares, the conditions specified in Section 3.8, as applicable, are satisfied. A redemption or purchase request that does not satisfy the conditions specified above and in Section 3.8, as applicable, will be effected at the net asset value per share computed on the Business Day immediately preceding the next following Business Day upon which such conditions have been satisfied in accordance with the requirements of this Section and Section 3.8. Insurance Company represents and warrants that all orders submitted by the Insurance Company for execution on the effective trade date shall represent purchase or redemption orders received from Contractholders prior to the close of trading on the New York Stock Exchange on the effective trade date.

3.7 Insurance Company will make its best efforts to notify each applicable Participating Fund in advance of any unusually large purchase or redemption orders.

3.8 If Insurance Company's order requests the purchase of a Participating Fund's shares, Insurance Company will pay for such purchases by wiring Federal Funds to the Participating Fund or its designated custodial account on the day the order is transmitted. Insurance Company shall make all reasonable efforts to transmit to the applicable Participating Fund payment in Federal Funds by 12:00 noon Eastern time on the Business Day the Participating Fund receives the notice of the order pursuant to Section 3.5. Each applicable Participating Fund will execute such orders at the applicable net asset value per share determined as of the close of trading on the effective trade date if the Participating Fund receives payment in Federal Funds by 12:00 midnight Eastern time on the Business Day the Participating Fund receives the notice of the order pursuant to Section 3.5. If payment in Federal Funds for any purchase is not received or is received by a Participating Fund after 12:00 noon Eastern time on such Business Day, Insurance Company shall promptly, upon each applicable Participating Fund's request, reimburse the respective Participating Fund for any charges, costs, fees, interest or other expenses incurred by the Participating Fund in connection with any advances to, or borrowings or overdrafts by, the Participating Fund, or any similar expenses incurred by the Participating Fund, as a result of portfolio transactions effected by the Participating Fund based upon such purchase request. If Insurance Company's order requests the redemption of any Participating Fund's shares valued at or greater than $1 million dollars, the Participating Fund will wire such amount to Insurance Company within seven days of the order.

3.9 Each Participating Fund has the obligation to ensure that its shares are registered with applicable federal agencies at all times.

3.10 Each Participating Fund will confirm each purchase or redemption order made by Insurance Company. Transfer of Participating Fund shares will be by book entry only. No share certificates will be issued to Insurance Company. Insurance Company will record shares ordered from a Participating Fund in an appropriate title for the corresponding account.

3.11 Each Participating Fund shall credit Insurance Company with the appropriate number of shares.

3.12 On each ex-dividend date of a Participating Fund or, if not a Business Day, on the first Business Day thereafter, each Participating Fund shall communicate to Insurance Company the amount of dividend and capital gain, if any, per share. All dividends and capital gains shall be automatically reinvested in additional shares of the applicable Participating Fund at the net asset value per share on the ex-dividend date. Each Participating Fund shall, on the day after the ex-dividend date or, if not a Business Day, on the first Business Day thereafter, notify Insurance Company of the number of shares so issued.

                                                   ARTICLE IV
                                             STATEMENTS AND REPORTS

4.1 Each Participating Fund shall provide monthly statements of account as of the end of each month for all of Insurance Company's accounts by the fifteenth (15th) Business Day of the following month.

4.2 Each Participating Fund shall distribute to Insurance Company copies of the Participating Fund's Prospectuses, proxy materials, notices, periodic reports and other printed materials (which the Participating Fund customarily provides to its shareholders) in quantities as Insurance Company may reasonably request for distribution to each Contractholder and Participant.

4.3 Each Participating Fund will provide to Insurance Company at least one complete copy of all registration statements, Prospectuses, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Participating Fund or its shares, contemporaneously with the filing of such document with the Commission or other regulatory authorities.

4.4 Insurance Company will provide to each Participating Fund at least one copy of all registration statements, Prospectuses, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Contracts or the Separate Account, contemporaneously with the filing of such document with the Commission.

                                                    ARTICLE V
                                                    EXPENSES

5.1 The charge to each Participating Fund for all expenses and costs of the Participating Fund, including but not limited to management fees, administrative expenses and legal and regulatory costs, will be made in the determination of the Participating Fund's daily net asset value per share so as to accumulate to an annual charge at the rate set forth in the Participating Fund's Prospectus. Excluded from the expense limitation described herein shall be brokerage commissions and transaction fees and extraordinary expenses.

5.2 Except as provided in this Article V and, in particular in the next sentence, Insurance Company shall not be required to pay directly any expenses of any Participating Fund or expenses relating to the distribution of its shares. Insurance Company shall pay the following expenses or costs:

         a. Such amount of the production expenses of any Participating Fund materials, including the cost of printing a Participating Fund's Prospectus, or marketing materials for prospective Insurance Company Contractholders and Participants as Dreyfus and Insurance Company shall agree from time to time.

         b. Distribution expenses of any Participating Fund materials or marketing materials for prospective Insurance Company Contractholders and Participants.

         c. Distribution expenses of any Participating Fund materials or marketing materials for Insurance Company Contractholders and Participants.

         Except as provided herein, all other expenses of each Participating Fund shall not be borne by Insurance Company.

                                                   ARTICLE VI
                               6. EXEMPTIVE RELIEF

6.1 Insurance Company has reviewed a copy of (i) the amended order dated December 31, 1997 of the Securities and Exchange Commission under
         Section 6(c) of the Act with respect to Dreyfus Variable Investment Fund and Dreyfus Life and Annuity Index Fund, Inc.; and (ii) the order dated February 5, 1998 of the Securities and Exchange Commission under
         Section 6(c) of the Act with respect to The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Investment Portfolios, and, in particular, has reviewed the conditions to the relief set forth in each related Notice. As set forth therein, if Dreyfus Variable Investment Fund, Dreyfus Life and Annuity Index Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc. or Dreyfus Investment Portfolios is a Participating Fund, Insurance Company agrees, as applicable, to report any potential or existing conflicts promptly to the respective Board of Dreyfus Variable Investment Fund, Dreyfus Life and Annuity Index Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc. and/or Dreyfus Investment Portfolios, and, in particular, whenever contract voting instructions are disregarded, and recognizes that it will be responsible for assisting each applicable Board in carrying out its responsibilities under such application. Insurance Company agrees to carry out such responsibilities with a view to the interests of existing Contractholders.

6.2 If a majority of the Board, or a majority of Disinterested Board Members, determines that a material irreconcilable conflict exists with regard to Contractholder investments in a Participating Fund, the Board shall give prompt notice to all Participating Companies and any other Participating Fund. If the Board determines that Insurance Company is responsible for causing or creating said conflict, Insurance Company shall at its sole cost and expense, and to the extent reasonably practicable (as determined by a majority of the Disinterested Board Members), take such action as is necessary to remedy or eliminate the irreconcilable material conflict. Such necessary action may include, but shall not be limited to:

         a. Withdrawing the assets allocable to the Separate Account from the Participating Fund and reinvesting such assets in another Participating Fund (if applicable) or a different investment medium, or submitting the question of whether such segregation should be implemented to a vote of all affected Contractholders; and/or

         b. Establishing a new registered management investment company.

6.3 If a material irreconcilable conflict arises as a result of a decision by Insurance Company to disregard Contractholder voting instructions and said decision represents a minority position or would preclude a majority vote by all Contractholders having an interest in a Participating Fund, Insurance Company may be required, at the Board's election, to withdraw the investments of the Separate Account in that Participating Fund.

6.4 For the purpose of this Article, a majority of the Disinterested Board Members shall determine whether or not any proposed action adequately remedies any irreconcilable material conflict, but in no event will any Participating Fund be required to bear the expense of establishing a new funding medium for any Contract. Insurance Company shall not be required by this Article to establish a new funding medium for any Contract if an offer to do so has been declined by vote of a majority of the
         Contractholders materially adversely affected by the irreconcilable material conflict.

6.5 No action by Insurance Company taken or omitted, and no action by the Separate Account or any Participating Fund taken or omitted as a result of any act or failure to act by Insurance Company pursuant to this Article VI, shall relieve Insurance Company of its obligations under, or otherwise affect the operation of, Article V.

                                                  ARTICLE VII
                                       VOTING OF PARTICIPATING FUND SHARES

7.1 Each Participating Fund shall provide Insurance Company with copies, at no cost to Insurance Company, of the Participating Fund's proxy material, reports to shareholders and other communications to shareholders in such quantity as Insurance Company shall reasonably require for distributing to Contractholders or Participants.

         Insurance Company shall:

         (a) solicit voting instructions from Contractholders or Participants on a timely basis and in accordance with applicable law;

         (b) vote the Participating Fund shares in accordance with instructions received from Contractholders or Participants; and

         (c) vote the Participating Fund shares for which no instructions have been received in the same proportion as Participating Fund shares for which instructions have been received.

         Insurance Company agrees at all times to vote its General Account shares in the same proportion as the Participating Fund shares for which instructions have been received from Contractholders or Participants.
 Insurance Company further agrees to be responsible for assuring that voting the Participating Fund shares for the Separate Account is conducted in a manner consistent with other Participating Companies.

7.2 Insurance Company agrees that it shall not, without the prior written consent of each applicable Participating Fund and Dreyfus, solicit, induce or encourage Contractholders to (a) change or supplement the Participating Fund's current investment adviser or (b) change, modify, substitute, add to or delete from the current investment media for the Contracts.


                                                  ARTICLE VIII
                                          MARKETING AND REPRESENTATIONS

8.1 Each Participating Fund or its underwriter shall periodically furnish Insurance Company with the following documents, in quantities as Insurance Company may reasonably request:

         a.       Current Prospectus and any supplements thereto; and

         b. Other marketing materials.

         Expenses for the production of such documents shall be borne by Insurance Company in accordance with Section 5.2 of this Agreement.

8.2 Insurance Company shall designate certain persons or entities that shall have the requisite licenses to solicit applications for the sale of Contracts. No representation is made as to the number or amount of Contracts that are to be sold by Insurance Company. Insurance Company shall make reasonable efforts to market the Contracts and shall comply with all applicable federal and state laws in connection therewith.

8.3 Insurance Company shall furnish, or shall cause to be furnished, to each applicable Participating Fund or its designee, each piece of sales literature or other promotional material in which the Participating Fund, its investment adviser or the administrator is named, at least fifteen Business Days prior to its use. No such material shall be used unless the Participating Fund or its designee approves such material. Such approval (if given) must be in writing and shall be presumed not given if
         not received within ten Business Days after receipt of such material. Each applicable Participating Fund or its designee, as the case may be, shall use all reasonable efforts to respond within ten days of receipt.

8.4 Insurance Company shall not give any information or make any representations or statements on behalf of a Participating Fund or concerning a Participating Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or Prospectus of, as may be amended or supplemented from time to time, or in reports or proxy statements for, the applicable Participating Fund, or in sales literature or other promotional material approved by the applicable Participating Fund.

8.5 Each Participating Fund shall furnish, or shall cause to be furnished, to Insurance Company, each piece of the Participating Fund's sales literature or other promotional material in which Insurance Company or the Separate Account is named, at least fifteen Business Days prior to its use. No such material shall be used unless Insurance Company approves such material. Such approval (if given) must be in writing and shall be presumed not given if not received within ten Business Days after receipt of such material. Insurance Company shall use all reasonable efforts to respond within ten days of receipt.

8.6 Each Participating Fund shall not, in connection with the sale of Participating Fund shares, give any information or make any representations on behalf of Insurance Company or concerning Insurance Company, the Separate Account, or the Contracts other than the information or representations contained in a registration statement or prospectus for the Contracts, as may be amended or supplemented from time to time, or in published reports for the Separate Account that are in the public domain or approved by Insurance Company for distribution to Contractholders or Participants, or in sales literature or other promotional material approved by
 Insurance Company.

8.7 For purposes of this Agreement, the phrase "sales literature or other promotional material" or words of similar import include, without limitation, advertisements (such as material published, or designed for use, in a newspaper, magazine or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures or other public media), sales literature (such as any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, or reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports and proxy materials, and any other material constituting sales literature or advertising under National Association of Securities Dealers, Inc. rules, the Act or the 1933 Act.

                                                   ARTICLE IX
                                                 INDEMNIFICATION

9.1 Insurance Company agrees to indemnify and hold harmless each Participating Fund, Dreyfus, each respective Participating Fund's investment adviser and sub-investment adviser (if applicable), each respective Participating Fund's distributor, and their respective affiliates, and each of their directors, trustees, officers, employees, agents and each person, if any, who controls or is associated with any of the foregoing entities or persons within the meaning of the 1933 Act (collectively, the
         "Indemnified Parties" for purposes of Section 9.1), against any and all losses, claims, damages or liabilities joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted) for which the Indemnified Parties may become subject, under the
 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect to thereof) (i) aris out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in information furnished by Insurance Company for use in the registration statement or Prospectus or sales literature or advertisements of the respective Participating Fund or with respect to the Separate Account or Contracts, or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) arise out of or as a result of conduct, statements or representations (other than statements or representations contained in the Prospectus and sales literature or advertisements of the respective Participating Fund) of Insurance Company or its agents, with respect to the sale and distribution of Contracts for which the respective Participating Fund's shares are an underlying investment; (iii) arise out of the wrongful conduct of Insurance Company or persons under its control with respect to the sale or distribution of the Contracts or the respective Participating Fund's shares; (iv) arise out of Insurance Company's incorrect calculation and/or untimely reporting of net purchase or redemption orders; or (v) arise out of any breach by Insurance Company of a material term of this Agreement or as a result of any failure by Insurance
 Company to provide the services and furnish the materials or to make any payments provided for in this Agreement. Insurance Company will reimburse any Indemnified Party in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that with respect to clauses (i) and (ii) above Insurance Company will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or omission or alleged omission made in such registration statement, prospectus, sales literature, or advertisement in conformity with written information furnished to Insurance Company by the respective Participating Fund specifically for use therein. This indemnity agreement will be in addition to any liability which Insurance Company may otherwise have.

9.2 Each Participating Fund severally agrees to indemnify and hold harmless Insurance Company and each of its directors, officers, employees, agents and each person, if any, who controls Insurance Company within the meaning of the 1933 Act against any losses, claims, damages or liabilities to which Insurance Company or any such director, officer, employee, agent or controlling person may become subject, under the 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) (1) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or Prospectus or sales literature or advertisements of the respective Participating Fund; (2) arise out of or are based upon the omission to state in the registration statement or Prospectus or sales literature or advertisements of the respective Participating Fund any material fact required to be stated therein or necessary to make the statements therein not misleading; or (3) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or Prospectus or sales literature or advertisements with respect to the Separate Account or the Contracts and such statements were based on information provided to Insurance Company by the respective Participating Fund; and the respective Participating Fund will reimburse any legal or other expenses reasonably incurred by Insurance Company or any such director, officer, employee, agent or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the respective Participating Fund will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or omission or alleged omission made in such registration statement, Prospectus, sales literature or advertisements in conformity with written information furnished to the respective Participating Fund by Insurance Company specifically for use therein. This indemnity agreement will be in addition to any liability which the respective Participating Fund may otherwise have.

9.3 Each Participating Fund severally shall indemnify and hold Insurance Company harmless against any and all liability, loss, damages, costs or expenses which Insurance Company may incur, suffer or be required to pay due to the respective Participating Fund's (1) incorrect calculation of the daily net asset value, dividend rate or capital gain distribution rate; (2) incorrect reporting of the daily net asset value, dividend rate or capital gain distribution rate; and (3) untimely reporting of the net asset value, dividend rate or capital gain distribution rate; provided that the respective Participating Fund shall have no obligation to indemnify and hold harmless Insurance Company if the incorrect calculation or incorrect or untimely reporting was the result of incorrect information furnished by Insurance Company or information furnished untimely by Insurance Company or otherwise as a result of or relating to a breach of this Agreement by Insurance Company.

9.4 Promptly after receipt by an indemnified party under this Article of notice of the commencement of any action, such indemnified party will, if a claim in respect thereof is to be made against the indemnifying party under this Article, notify the indemnifying party of the commencement thereof. The omission to so notify the indemnifying party will not relieve the indemnifying party from any liability under this
         Article IX, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. In case any such action is brought against any indemnified party, and it notified the indemnifying party of the commencement thereof, the indemnifying party will be entitled to participate therein and, to the extent that it may wish, assume the defense thereof, with counsel satisfactory to such indemnified party, and to the extent that the indemnifying party has given notice to such effect to the indemnified party and is performing its obligations under this Article, the indemnifying party shall not be liable for any legal or other expenses subsequently incurred by such indemnified party in connection with the defense thereof, other than reasonable costs of investigation. Notwithstanding the foregoing, in any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent.

         A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article IX. The provisions of this Article IX shall survive termination of this Agreement.

9.5 Insurance Company shall indemnify and hold each respective Participating Fund, Dreyfus and sub-investment adviser of the Participating Fund harmless against any tax liability incurred by the Participating Fund under Section 851 of the Code arising from purchases or redemptions by Insurance Company's General Accounts or the account of its affiliates.

                                                    ARTICLE X
                                          COMMENCEMENT AND TERMINATION

10.1 This Agreement shall be effective as of the date hereof and shall continue in force until terminated in accordance with the provisions herein.

10.2     This Agreement shall terminate without penalty:


         a. As to any Participating Fund, at the option of Insurance Company or the Participating Fund at any time from the date hereof upon 180 days' notice, unless a shorter time is agreed to by the respective Participating
 Fund and Insurance Company;

         b. As to any Participating Fund, at the option of Insurance Company, if shares of that Participating Fund are not reasonably available to meet the requirements of the Contracts as determined by Insurance Company. Prompt notice of election to terminate shall be furnished by Insurance Company, said termination to be effective ten days after receipt of notice unless the Participating Fund makes available a sufficient number of shares to meet the requirements of the Contracts within said ten-
                  day period;

         c. As to a Participating Fund, at the option of Insurance Company, upon the institution of formal proceedings against that Participating Fund by the Commission, National Association of Securities Dealers or any other regulatory body, the expected or anticipated ruling, judgment or outcome of which would, in Insurance Company's reasonable judgment, materially impair that Participating Fund's ability to meet and perform the Participating Fund's obligations and duties hereunder. Prompt notice of election to terminate shall be furnished by Insurance Company with said termination to be effective upon receipt of notice;

         d. As to a Participating Fund, at the option of each Participating Fund, upon the institution of formal proceedings against
 Insurance Company by the Commission, National Association of Securities
Dealers or any other regulatory body, the expected or anticipated ruling, judgment or outcome of which would, in the Participating Fund's reasonable judgment, materially impair Insurance Company's ability to meet and perform Insurance Company's obligations and duties hereunder. Prompt notice of election to terminate shall be furnished by such Participating Fund with said termination to be effective upon receipt of notice;

         e. As to a Participating Fund, at the option of that Participating Fund, if the Participating Fund shall determine, in its sole judgment reasonably exercised in good faith, that Insurance Company has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such material adverse change or material adverse publicity is likely to have a material adverse impact upon the business and operation of that Participating Fund or Dreyfus, such Participating Fund shall notify Insurance Company in writing of such determination and its intent to terminate this Agreement, and after considering the actions taken by Insurance Company and any other changes in circumstances since the giving of such notice, such determination of the Participating Fund shall continue to apply on the sixtieth (60th) day following the giving of such notice, which sixtieth day shall be the effective date of termination;

         f. As to a Participating Fund, upon termination of the Investment Advisory Agreement between that Participating Fund and Dreyfus or its successors unless Insurance Company specifically approves the selection of a new Participating Fund investment adviser. Such Participating Fund shall promptly furnish notice of such termination to Insurance Company;

         g. As to a Participating Fund, in the event that Participating Fund's shares are not registered, issued or sold in accordance with applicabl federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts issued or to be issued by Insurance Company.
 Termination shall be effective immediately as to that Participating Fund only upon such occurrence without notice;

         h. At the option of a Participating Fund upon a determination by its Board in good faith that it is no longer advisable and in the best interests of shareholders of that Participating Fund to continue to operate pursuant to this Agreement. Termination pursuant to this Subsection (h) shall be effective upon notice by such Participating Fund to Insurance Company of such termination;

         i. At the option of a Participating Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if such Participating Fund reasonably believes that the Contracts may fail to so qualify;

         j. At the option of any party to this Agreement, upon another party's breach of any material provision of this Agreement;

         k. At the option of a Participating Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law; or

         l. Upon assignment of this Agreement, unless made with the written consent of every other non-assigning party.

         Any such termination pursuant to Section 10.2a, 10.2d, 10.2e, 10.2f or 10.2k herein shall not affect the operation of Article V of this Agreement.
Any termination of this Agreement shall not affect the operation of Article IX of this Agreement.

10.3     Notwithstanding  any termination of this Agreement  pursuant to Section
         10.2 hereof, each Participating Fund and Dreyfus may, at the option of the Participating Fund, continue to make available additional shares of that Participating Fund for as long as the Participating Fund desires pursuant to the terms and conditions of this Agreement as provided below, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, if that Participating Fund and Dreyfus so elect to make additional Participating Fund shares available, the owners of the Existing Contracts or Insurance Company, whichever shall have legal authority to do so, shall be permitted to reallocate investments in that Participating Fund, redeem investments in that Participating Fund and/or invest in that Participating Fund upon the making of additional purchase payments under the Existing Contracts. In the event of a termination of this Agreement pursuant to
         Section 10.2 hereof, such Participating Fund and Dreyfus, as promptly as is practicable under the circumstances, shall notify Insurance Company whether Dreyfus and that Participating Fund will continue to make that Participating Fund's shares available after such termination. If such Participating Fund shares continue to be made available after such termination, the provisions of this Agreement shall remain in effect and thereafter either of that Participating Fund or Insurance Company may terminate the Agreement as to that Participating Fund, as so continued pursuant to this Section 10.3, upon prior written notice to the other party, such notice to be for a period that is reasonable under the circumstances but, if given by the Participating Fund, need not be for more than six months.

10.4 Termination of this Agreement as to any one Participating Fund shall not be deemed a termination as to any other Participating Fund unless Insurance
 Company or such other Participating Fund, as the case may be, terminates this Agreement as to such other Participating Fund in accordance with this Article X.

                                                   ARTICLE XI
                                                   AMENDMENTS

11.1 Any other changes in the terms of this Agreement, except for the addition or deletion of any Participating Fund as specified in Exhibit A, shall be made by agreement in writing between Insurance Company and each respective Participating Fund.

                                                   ARTICLE XII
                                                     NOTICE

12.1 Each notice required by this Agreement shall be given by certified mail, return receipt requested, to the appropriate parties at the following addresses:

         Insurance Company:                 Transamerica Life Insurance
                                            Company of New York
                                            100 Manhattanville Road
                                            Purchase, New York 10577

         Participating Funds: Dreyfus Investment Portfolios
                              c/o Premier Mutual Fund Services, Inc.
                              200 Park Avenue
                              New York, New York  10166
                              Attn:  Vice President and Assistant Secretary

         with copies to:      [Name of Fund]
                              c/o The Dreyfus Corporation
                              200 Park Avenue
                              New York, New York  10166
                              Attn:  Mark N. Jacobs, Esq.
                                         Lawrence B. Stoller, Esq.

                              Stroock & Stroock & Lavan
                              180 Maiden Lane
                                 New York, New York 10038-4982
                                 Attn:  Lewis G. Cole, Esq.
                                            Stuart H. Coleman, Esq.

         Notice shall be deemed to be given on the date of receipt by the addresses as evidenced by the return receipt.

                                                  ARTICLE XIII
      12.
                                                  MISCELLANEOUS

13.1 This Agreement has been executed on behalf of each Fund by the undersigned officer of the Fund in his capacity as an officer of the Fund.
 The obligations of this Agreement shall only be binding upon the assets and property of the Fund and shall not be binding upon any director, trustee, officer or shareholder of the Fund individually. It is agreed that the obligations of the Funds are several and not joint, that no Fund shall be liable for any amount owing by another Fund and that the Funds have executed one instrument for convenience only.


                                                   ARTICLE XIV
                                                       LAW

14.1 This Agreement shall be construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws.

IN WITNESS WHEREOF, the parties hereto have executed this Agreement to be duly executed and attested as of the date first above written.

                                                     Transamerica Life Insurance
                                                     Company of New York


                                                     By:

                                                     Its:

Attest:_____________________

                    DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (d
Attest:_____________________

                          DREYFUS INVESTMENT PORTFOLIOS



                                                     By:

                                                     Its:

Attest:_____________________

                                                          EXHIBIT A

                                                 LIST OF PARTICIPATING FUNDS

Exhibit 8(f) Form of Participation AGreement

                          PARTICIPATION AGREEMENT

                                   Among

                TRANSAMERICA VARIABLE INSURANCE FUND, INC.

                 TRANSAMERICA SECURITIES SALES CORPORATION

                                    and

              TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK


     THIS  AGREEMENT,  made and entered  into as of this ____ day of  _________,
1996 by and among  TRANSAMERICA LIFE INSURANCE COMPANY  OF
NEW YORK (hereinafter
"Transamerica"),  a New York life insurance company,  on its own behalf and on
behalf  of  its  SEPARATE  ACCOUNT  C  (the  "Account");
TRANSAMERICA  VARIABLE
INSURANCE  FUND,  INC.,  a  corporation  organized  under  the laws of  Maryland
(hereinafter  the  "Fund");  and  TRANSAMERICA   SECURITIES
SALES  CORPORATION,
(hereinafter the "Underwriter"), a _________ corporation.
     WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and/or variable annuity contracts (collectively, the "Variable Insurance Products") to be offered by insurance companies which have entered into participation agreements similar to this Agreement (hereinafter "Participating Insurance Companies"), as well as qualified pension and retirement plans; and
     WHEREAS, the beneficial interests in the Fund are divided into several series of shares, each designated a "Portfolio" and representing interests in a particular managed portfolio of securities and other assets; and
     WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and shares of the Portfolios are registered under the
Securities Act of 1933, as amended (hereinafter the "1933 Act");
and
     WHEREAS, the Underwriter is duly registered as a broker-dealer under the
Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member in good standing of the National Association of Securities Dealers, Inc. (the
"NASD"); and
     WHEREAS, Transamerica has registered certain variable annuity contracts supported wholly or partially by the Account (the "Contracts") under the 1933
Act and said Contracts are listed in Schedule A hereto, as it may be amended from time to time by mutual written agreement; and
     WHEREAS, the Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of Transamerica,to set aside and invest assets attributable to the Contracts;
and
     WHEREAS, Transamerica has registered the Account as a unit investment trust under the 1940 Act; and
     WHEREAS, to the extent permitted by applicable insurance laws and regulations, Transamerica intends to purchase shares in the Portfolios listed in
Schedule B hereto, as it may be amended from time to time by mutual written agreement (the "Designated Portfolios"), on behalf of the Account to fund the aforesaid Contracts, and the Underwriter is authorized to sell such shares to unit investment trusts such as the Account at net asset value;
     NOW, THEREFORE, in consideration of their mutual promises, Transamerica, the Fund and the Underwriter agree as follows:


ARTICLE I.     Sale of Fund Shares
     1.1. The Underwriter agrees to sell to Transamerica those shares of the
Designated Portfolios which Transamerica orders, executing such orders on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Portfolios. For purposes of this
Section 1.1, Transamerica shall be the designee of the Fund for receipt of such orders and receipt by such designee shall constitute receipt by the Fund;
provided that the Fund receives notice of such order by ____ a.m.
_________ time
on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value.
     1.2. The Fund agrees to make shares of the Designated Portfolios available for purchase at the applicable net asset value per share by Transamerica on those days on which the Fund calculates its net asset values, and the Fund shall calculate such net asset value on each day which the New York Stock Exchange is open for trading. Notwithstanding the foregoing, the Board of Directors of the
Fund (hereinafter the "Board") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.
     1.3 The Fund and the Underwriter agree that shares of the Designated
Portfolios will be sold only to Participating Insurance Companies and their separate accounts and qualified pension and retirement plans. No shares of any
Designated Portfolio will be sold to the general public.
     1.4. The Fund and the Underwriter will not sell shares of the Designated
Portfolios to any other insurance company, separate account or qualified pension and retirement plan unless an agreement containing provisions substantially the same as Sections 2.1, 3.6, 3.7, 3.8, and Article VII of this Agreement is in effect to govern such sales.
     1.5. The Fund agrees to redeem for cash, on Transamerica's request, any full or fractional shares of the Fund held by Transamerica, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption, except that the Fund reserves the right to suspend the right of redemption or postpone the date of payment or satisfaction upon redemption consistent with
Section 22(e) of the
1940 Act. For purposes of this Section 1.5, Transamerica shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such request for redemption by the next following Business Day.
     1.6. The Parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund's shares may be sold to other insurance companies and qualified pension and retirement plans (subject to
Section 1.4 and Article VI hereof) and the cash value of the Contracts may be invested in other investment companies.
     1.7. Transamerica shall pay for Fund shares by the next Business Day after an order to purchase Fund shares is made in accordance with the provisions of Section 1.1 hereof. Payment shall be in federal funds transmitted by wire and/or by a credit for any shares redeemed the same day as the purchase. Upon receipt by the Fund of the federal funds so wired, such funds shall cease to be the responsibility of Transamerica and shall become the responsibility of the Fund.
     1.8. The Fund shall pay and transmit the proceeds of redemptions of Fund shares by the next Business Day after a redemption order is received, subject to Section 1.5 hereof. Payment shall be in federal funds transmitted by wire and/or a credit for any shares purchased the same day as the redemption.
     1.9. Issuance and transfer of the Fund's shares will be by book entry only.
Stock certificates will not be issued to Transamerica or the Account. Shares ordered from the Fund will be recorded in an appropriate title for the Account or the appropriate subaccount of the Account.
     1.10. The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to Transamerica of any income, dividends or capital gain distributions payable on the Designated Portfolios' shares.
Transamerica hereby elects to receive all such income dividends and capital gain distributions in additional shares of that Portfolio. Transamerica reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Fund shall notify Transamerica by the end of the next following Business Day of the number of shares so issued as payment of such dividends and distributions.
     1.11. The Fund shall make the net asset value per share for each Designated
Portfolio available to Transamerica on a daily basis as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by _____ p.m.
________ time. If the Fund provides incorrect per share net asset value information, Transamerica shall be entitled to an adjustment to the number of shares purchased or redeemed to reflect the correct net asset value per share.
Any material error in the calculation or reporting of net asset value per share, dividend or capital gains information shall be reported immediately upon discovery to Transamerica. Any error of a lesser amount shall be corrected in the next Business Day's net asset value per share.
     In the event adjustments are required to correct any error in the computation of a Designated Portfolio's net asset value per share, or dividend or capital gain distribution, the Underwriter (or the Underwriter or the Fund) shall notify Transamerica as soon as possible after discovering the need for such adjustments. Notification can be made orally, but must be confirmed in writing. If an adjustment is necessary to correct an error which caused Contract owners to receive less than the amount to which they are entitled, the Fund shall make all necessary adjustments to the number of shares owned by the
Account and distribute to the Account the amount of the underpayment. In no event shall Transamerica be liable to the Fund or the Underwriter for any such adjustments or overpayment amounts.


ARTICLE II.  Representations and Warranties
     2.1. Transamerica represents and warrants that the Contracts are or will be
registered  under the 1933 Act;  that the  Contracts  will be issued and sold in
compliance in all material  respects with all applicable  federal and state laws
and that the sale of the  Contracts  shall comply in all material respects with
state insurance  suitability  requirements.  Transamerica further represents and
warrants  that it is an insurance  company duly  organized  and in good standing
under applicable law and that it has legally and validly
established the Account
as a segregated  asset account under Section 10506 of the
California  Insurance
Law and has registered the Account as a unit investment trust in accordance with
the provisions of the 1940 Act to serve as a segregated
investment  account for
the Contracts.
     2.2. The Fund represents and warrants that Designated
Portfolio shares sold
pursuant  to this  Agreement  shall  be  registered  under  the
1933  Act,  duly
authorized  for  issuance and sold in  compliance  with the laws of the State of
California  and all  applicable  federal  and state  securities laws  including
without  limitation  the 1933 Act,  the 1934 Act,  and the 1940
Act and that the
Fund is and shall remain registered under the 1940 Act. The Fund shall amend the
Registration  Statement  for its shares under the 1933 Act and the 1940 Act from
time to time as  required  in order to effect  the  continuous offering  of its
shares.  The Fund shall  register and qualify the shares for sale in  accordance
with the laws of the various states if and to the extent
required by applicable
law.
     2.3.  The Fund  reserves  the right to adopt a plan
pursuant to Rule 12b-1
under  the  1940  Act or  impose  an  asset-based  or other
charge  to  finance
distribution  expenses as permitted by  applicable  law and
regulation.  In any
event,  the  Fund  represents  and  warrant  that  the
investment  advisory  or
management  fees  paid  to the  adviser  by the  Fund  are
legitimate  and  not
excessive.  To the extent that the Fund decides to finance
distribution expenses
pursuant to Rule 12b-1,  the Fund undertakes to have a Board, a majority of whom
are not interested persons of the Fund,  formulate and approve any plan pursuant
to Rule 12b- 1 under the 1940 Act to finance distribution
expenses.
     2.4. The Fund represents and warrants that the investment
policies and fees
and expenses of the  Designated  Portfolios are and shall at all times remain in
compliance  with  the  insurance  and  other  applicable  laws of the  State  of
California and any other applicable state to the extent required to perform this
Agreement.  The Fund further  represents and warrants that
Designated  Portfolio
shares  will be sold in  compliance  with  the  insurance  laws of the  State of
California and all applicable  state  securities  laws or
exemptions  therefrom.
Without  limiting the  generality  of the  foregoing,  the Fund represents  and
warrants  that it is and  shall  at all  times  remain  in
compliance  with the
policies  and  restrictions  enumerated  in  Schedule  C hereto, as  amended by
Transamerica  from time to time,  provided that such amendments shall either be
(a) agreed to by the Fund and  Transamerica,  or (b)  necessary to comply  with
applicable laws of the State of California.
     2.5. The Fund  represents  and warrants  that it is lawfully organized and
validly  existing  under the laws of the State of Maryland  and that it does and
will comply in all material respects with the 1940 Act.
     2.6. The Fund represents and warrant that all of their
directors, officers,
employees,  investment advisers,  and other individuals or
entities dealing with
the money and/or  securities  of the Fund are,  and shall
continue to be at all
times, covered by a blanket fidelity bond or similar coverage for the benefit of
the Fund in an amount not less than the  minimal  coverage
required  by Section
17g-(1) of the 1940 Act or related provisions as may be
promulgated from time to
time. The aforesaid bond shall include coverage for larceny and embezzlement and
shall be issued by a reputable bonding company.
     2.7. The Fund will provide  Transamerica  with as much
advance notice as is
reasonably   practicable  of  any  material  change   affecting
the  Designated
Portfolios  (including,   but  not  limited  to,  any  material
change  in  its
registration statement or prospectus affecting the Designated Portfolios and any proxy solicitation affecting the Designated Portfolios) and consult with
Transamerica in order to implement any such change in an orderly manner, recognizing the expenses of changes and attempting to minimize such expenses by implementing them in conjunction with regular annual updates of the prospectuses for the Contracts. The Fund agrees to share equitably in expenses incurred by
Transamerica as a result of actions taken by the Fund, as set forth in the allocation of expenses contained in Schedule D.
     2.8. Transamerica represents, assuming that the Fund complies with Article
VI of this Agreement, that the Contracts are currently treated as annuity contracts under applicable provisions of the Internal Revenue Code of 1986, as amended, and that it will make every effort to maintain such treatment and that it will notify the Underwriter immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.
     2.9. The Fund represents that it is currently qualified as a Regulated
Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify Transamerica immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.


ARTICLE III.  Prospectuses and Proxy Statements; Voting
     3.1(a).  At  least  annually,  the  Fund,  at its  expense, shall  provide
Transamerica  or  its  designee  with  as  many  copies  of the
Fund's  current
prospectuses  for the  Designated  Portfolios  as  Transamerica
may  reasonably
request for marketing purposes  (including  distribution to
Contract owners with
respect  to new sales of a  Contract).  If  requested  by
Transamerica  in lieu
thereof,  the Fund shall provide such  documentation  (including a final "camera
ready" copy of the new prospectuses for the Designated Portfolios as set in type
at the Fund's expense or, at the request of Transamerica,  as a diskette or such
other form as is required by the financial  printer) and other assistance as is
reasonably  necessary  in  order  for  Transamerica  once  each year  (or  more
frequently if the prospectus  for the  Designated  Portfolio is amended) to have
the  prospectus  for the Contract and the Fund's  prospectus  for the Designated
Portfolios  printed  together in one document  (the cost of such printing to be
born by the Fund and  Transamerica in proportion to the size of the prospectuses
for the Fund and the Contracts).
     3.1(b). The Fund agrees that the prospectuses for the
Designated Portfolios
will describe only the  Designated  Portfolios and will not name or describe any
other  portfolios or series that may be in the Fund, and that the
Fund will bear
the  cost of  preparing  and  producing  the  prospectuses  for the  Designated
Portfolios that are so custom tailored for use in connection with the Contracts.
     3.2. If applicable  state or Federal laws or  regulations
require that the
Statement of Additional  Information  ("SAI") for the Fund be
distributed to all
purchasers of the Contract,  then the Fund shall provide
Transamerica  with the
Fund's  SAI or  documentation  thereof  for the  Designated
Portfolios  in such
quantities  and/or with expenses to be borne in accordance with paragraph 3.1(a)
hereof.
     3.3. The Fund,  at its expense,  shall  provide
Transamerica  with as many
copies of the SAI for the Designated  Portfolios as may
reasonably be requested.
The Fund,  at its  expense,  shall also  provide  such SAI free of charge to any
owner of a Contract or prospective owner who requests such SAI.
     3.4. The Fund, at its expense,  shall provide  Transamerica with copies of
its  prospectus,   SAI,  proxy  material,  reports  to
shareholders  and  other
communications to shareholders for the Designated Portfolios in such quantity as
Transamerica shall reasonably require for distributing to Contract owners. If the Contract and Fund prospectuses are printed together in one document, the
Fund shall bear the portion of such printing expense as is attributable to the
Fund's prospectus. If applicable SEC rules require that any of the foregoing
Fund prospectuses, Fund SAIs, proxy materials, Fund reports to shareholders or other communications to shareholders be filed with the SEC, then the Fund or its designee shall prepare and file with the SEC such prospectus, SAI, proxy materials, reports to shareholders, or other communications to shareholders in such format as required by such applicable rules and shall notify Transamerica of such filing.
     3.5. It is understood and agreed that, except with respect to information regarding Transamerica provided in writing by Transamerica, Transamerica shall not be responsible for the content of the prospectus or SAI for the Designated
Portfolios. It is also understood and agreed that, except with respect to information regarding the Fund and provided in writing by the Fund, the Fund shall not be responsible for the content of the prospectus or SAI for the
Contracts.
     3.6. If and to the extent required by law Transamerica shall:
          (i)  solicit voting instructions from Contract owners;
          (ii)      vote the Designated Portfolio shares in
accordance with
                    instructions received from Contract owners:
and

          (iii)     vote  Designated  Portfolio  shares for which
no instruction
                    have been  received  in the same  proportion
as  Designated
                    Portfolio shares for which  instructions
have been received
                    from Contract owners,  so long as and to the
extent that the
                    SEC   continues  to  interpret   the  1940
Act  to  require
                    pass-through voting privileges for variable contract owners.
                    Transamerica reserves the right to vote Fund shares held in any segregated asset account in its own
right, to the extent
                    permitted by law.

     3.7. Participating Insurance Companies shall be responsible for assuring that each of their separate accounts holding shares of a Designated Portfolio calculates voting privileges in the manner required by the Shared Funding
Exemptive Order. The Fund agrees to promptly notify Transamerica of any amendments or changes of interpretations of the Shared Funding Exemptive Order.
     3.8. The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund will either provide for annual meetings (except insofar as the SEC may interpret Section 16 of the 1940
Act not to require such meetings) or, as the Fund currently intends, comply with
Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the
SEC's interpretation of the requirements of Section 16(a) with respect to periodic elections of directors and with whatever rules the Commission may promulgate with respect thereto.


ARTICLE IV.    Sales Material and Information
     4.1.  Transamerica  shall furnish,  or shall cause to be
furnished,  to the
Fund or its  designee,  each  piece of sales  literature  and other  promotional
material  that  Transamerica  develops  or uses  and in  which the  Fund  (or a
Portfolio  thereof),  its investment  adviser or one of its
sub-advisers or the
Underwriter  for the Fund shares is named in connection  with the
Contracts,  at
least 10 (ten) Business Days prior to its use. No such material shall be used if
the Fund or its designee objects to such use within 10 (ten)
Business Days after
receipt of such material.
     4.2.   Transamerica   shall   not   give  any   information
or  make  any
representations  or statements  on behalf of the Fund or
concerning  the Fund in
connection with the sale of the Contracts  inconsistent  with the information or
representations  contained in the  registration  statement or prospectus for the
Fund shares,  as such  registration  statement and  prospectus may be amended or
supplemented  from time to time, or in reports or proxy
statements for the Fund,
or in sales literature or other promotional material approved by the Fund or its
designee, except with the permission of the Fund.
     4.3.  The  Fund  shall  furnish,  or  shall  cause  to  be
furnished,   to
Transamerica,  each piece of sales literature and other
promotional  material in
which  Transamerica  and/or the Account is named at least 10
(ten) Business Days
prior to its use. No such material shall be used if Transamerica objects to such
use   within  10  (ten)   Business   Days  after   receipt  of
such   material.
Notwithstanding  the fact that  Transamerica  or its designee may not  initially
object  to  a  piece  of  sales  literature  or  other
promotional   material,
Transamerica  reserves the right to object at a later date to the continued use
of any such sales  literature or promotional  material in which
Transamerica is
named,  and no such material  shall be used  thereafter if
Transamerica  or its
designee so objects.
     4.4. The Fund shall not give any information or make any
representations on
behalf of Transamerica or concerning Transamerica, the Account, or the Contracts
other  than the  information  or  representations  contained  in a  registration
statement or prospectus for the Contracts,  as such  registration statement and
prospectus may be amended or  supplemented  from time to time, or in reports for
the Account,  or in sales literature or other  promotional
material approved by
Transamerica or its designee, except with the permission of
Transamerica.
     4.5. The Fund will provide to  Transamerica  at least one
complete  copy of
all registration statements, prospectuses, Statements of
Additional Information,
all supplements thereto,  reports, proxy statements,  sales
literature and other
promotional  materials,  applications  for  exemptions,  requests for  no-action
letters,  and all amendments to any of the above,  that relate to the Designated
Portfolios,  contemporaneously with the filing of such
document(s) with the SEC,
NASD or other regulatory authorities.
     4.6.  Transamerica  will provide to the Fund at least one
complete  copy of
all registration statements, prospectuses, Statements of
Additional Information,
all supplements thereto, reports,  solicitations for voting
instructions,  sales
literature  and  other  promotional  materials,   applications
for  exemptions,
requests for no-action letters, and all amendments to any of the above, that relate to the Contracts or the Account, contemporaneously with the filing of such document(s) with the SEC, NASD, or other regulatory authority.
     4.7. For purposes of this Article IV, the phrase "sales literature and other promotional material" includes, but is not limited to, advertisements
(material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, telephone directories (other than routine listings), electronic or other public media), sales literature (i.e., any written or electronic communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, performance reports or summaries, form letters, telemarketing scripts, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses,
Statements of Additional
Information, supplements thereto, shareholder reports, and proxy materials.
     4.8. At the request of any party to this Agreement, each other party will make available to the other party's independent auditors and/or representative of the appropriate regulatory agencies, all records, data and access to operating procedures that may be reasonably requested in connection with compliance and regulatory requirements related to this Agreement or any party's obligations under this Agreement.


ARTICLE V.  Fees and Expenses
     5.1. The Fund shall pay no fee or other  compensation to
Transamerica under
this Agreement,  except that if the Fund or any Designated
Portfolio adopts and
implements a plan pursuant to Rule 12b-1 of the 1940 Act to
finance distribution
and shareholder  servicing  expenses,  then the Underwriter may make payments to
Transamerica or to the distributor for the Contracts if and in amounts agreed to
by the  Underwriter  in writing and such  payments  will be made out of existing
fees otherwise  payable to the  Underwriter,  past profits of the
Underwriter or
other  resources  available to the  Underwriter.  No such
payments shall be made
directly by the Fund.  Nothing  herein  shall  prevent  the
parties  hereto from
otherwise  agreeing to perform,  and arrange for appropriate compensation  for,
other services relating to the Fund and/or the Account.
Transamerica  shall pay
no fee or other  compensation  to the Fund under this  Agreement, although  the
parties  hereto  will bear  certain  expenses  in  accordance with  Schedule D,
Articles III, V, and other provisions of this Agreement.
     5.2. All expenses  incident to performance by the Fund under this Agreement
shall be paid by the Fund, as further provided in Schedule E. The
Fund shall see
to it that all shares of the Designated Portfolios are registered and authorized
for issuance in accordance with applicable federal law and, if and to the extent
required, in accordance with applicable state laws prior to their sale. The Fund
shall bear the expenses for the cost of registration  and
qualification  of the
Fund's shares,  preparation and filing of the Fund's prospectus and registration
statement,  supplements  thereto,  proxy  materials  and
reports,  setting  the
prospectus in type,  printing  prospectuses for distribution to
Contract owners,
setting  in type,  printing  and  filing  the proxy  materials and  reports  to
shareholders  (including the costs of printing a prospectus that constitutes an
annual report),  the  preparation of all statements and notices required by any
federal  or state  law,  all taxes on the  issuance  or  transfer of the Fund's
shares,  and the  costs  of  distributing  the  Fund's
prospectuses  and  proxy
materials  to such  Contract  owners and any  expenses  permitted to be paid or
assumed by the Fund pursuant to a plan, if any,  under Rule 12b-1 under the 1940
Act.
     5.3. Transamerica shall bear the expenses of routine annual distribution of
the Fund's  prospectus  to owners of  Contracts  issued by
Transamerica  and of
distributing  the Fund's proxy  materials and reports to such
Contract  owners;
this shall not include distribution of the Fund's prospectus with respect to new
sales of a Contract.  Transamerica  shall bear all expenses
associated with the
registration,  qualification,  and  filing  of the  Contracts under  applicable
federal  securities and state insurance  laws; the cost of
preparing,  printing,
and  distributing  the Contract  prospectus  and SAI; and the cost of preparing,
printing and distributing annual individual account statement to
Contract owners
as required by state insurance laws.
     5.4. The Fund acknowledges that a principal feature of the
Contracts is the
Contract  owner's ability to choose from a number of
unaffiliated  mutual funds
(and  portfolios  or  series  thereof),   including  the
Designated  Portfolios
("Unaffiliated Funds"), and to transfer the Con- tract's cash value between funds and portfolios. The Fund and Underwriter agree to cooperate with
Transamerica in facilitating the operation of the Account and the Contracts as intended, including but not limited to cooperation in facilitating transfers between Unaffiliated Funds.


ARTICLE VI.    Diversification and Qualification
     6.1. The Fund and  Underwriter  represent and warrant that the Fund will at
all times  sell its  shares  and invest its assets in such a manner as to ensure
that the  Contracts  will be  treated as annuity  contracts
under the  Internal
Revenue  Code of 1986,  as amended  (the  "Code"),  and the
regulations  issued
thereunder.   Without  limiting  the  scope  of  the  foregoing,
the  Fund  and
Underwriter  represent and warrant that the Fund and each
Designated  Portfolio
thereof will at all times  comply with  Section  817(h) of the
Code and Treasury
Regulation
 1.817-5,  as  amended  from  time to  time,  and any  Treasury interpretations
thereof,  relating to the  diversification  requirements  for variable  annuity,
endowment, or life insurance contracts and any amendments or other modifications
or  successor  provisions  to such  Section  or  Regulations.
The  Fund and the
Underwriter agree that shares of the Designated  Portfolios will be sold only to
Participating  Insurance  Companies  and their  separate
accounts and qualified
pension and retirement plans.
     6.2.      No shares of any series or portfolio of the Fund
will be sold to
the general public.
     6.3. The Fund and Underwriter  represent and warrant that
the Fund and each
Designated  Portfolio is currently  qualified as a Regulated
Investment Company
under  Subchapter M of the Code,  and that it will maintain  such qualification
(under  Subchapter  M or any  successor or similar  provisions)
as long as this
Agreement is in effect.
     6.4. The Fund or  Underwriter  will notify  Transamerica
immediately  upon
having a  reasonable  basis for  believing  that the Fund or any
Portfolio  has
ceased to comply with the aforesaid Section 817(h)
diversification or Subchapter
M qualification requirements or might not so comply in the
future.
     6.5. The Fund and  Underwriter  acknowledge  that full
compliance with the
requirements  referred to in Sections  6.1,  6.2,  and 6.3 hereof is  absolutely
essential  because any failure to meet those  requirements  would result in the
Contracts  not being  treated  as  annuity  contracts  for
federal  income  tax
purposes,  which would have adverse tax  consequences  for
Contract  owners and
could also adversely affect Transamerica's corporate tax
liability. The Fund and
Underwriter also acknowledge that it is solely within their power and control to
meet those requirements.  Accordingly, without in any way
limiting the effect of
Section 8.3 hereof and  without in any way  limiting  or
restricting  any other
remedies  available  to  Transamerica,   the  Underwriter  will
pay  all  costs
associated with or arising out of any failure, or any anticipated or reasonably foreseeable failure, of the Fund or any Designated Portfolio to comply with
Sections 6.1, 6.2, or 6.3 hereof, including all costs associated with correcting or responding to any such failure; such costs may include, but are not limited to, the costs involved in creating, organizing, and registering a new investment company as a funding medium for the Contracts and/or the costs of obtaining whatever regulatory authorizations are required to substitute shares of another investment company for those of the failed Portfolio (including but not limited to an order pursuant to Section 26(b) of the 1940 Act);
such  costs are to
include, but are not limited to, fees and expenses of legal counsel and other advisors to Transamerica and any federal income taxes or tax penalties (or "toll charges" or exactments or amounts paid in settlement) incurred by Transamerica in connection with any such failure or anticipated or reasonably foreseeable failure.
     6.6. The Fund shall provide Transamerica or its designee with reports certifying compliance with the aforesaid Section 817(h) diversification and
Subchapter M qualification requirements, at times provided for and substantially in the form attached hereto as Schedule E; provided, however, that providing such reports does not relieve the Fund or Underwriter of their responsibility for such compliance or of their liability for any non-compliance.
     6.7. The Fund and the Underwriter represent and warrant that the Fund will comply with the investment limitations under applicable state law for investment companies funding separate accounts.


ARTICLE VII.   Potential Conflicts and Compliance With
               Shared Funding Exemptive Order

     7.1.  The Board will  monitor the Fund for the  existence
of any  material
irreconcilable  conflict  between the  interests of the  contract owners of all
separate accounts investing in the Fund. An irreconcilable
material conflict may
arise for a variety of reasons,  including: (a) an action by any state insurance
regulatory  authority;  (b) a change in applicable  federal or state  insurance,
tax, or securities  laws or  regulations,  or a public  ruling, private  letter
ruling,  no-action or interpretative letter, or any similar
action by insurance,
tax, or securities  regulatory  authorities;  (c) an
administrative or judicial
decision in any relevant proceeding;  (d) the manner in which the investments of
any Portfolio are being managed;  (e) a difference in voting instructions given
by variable annuity contract and variable life insurance contract owners; or (f)
a  decision  by a  Participating  Insurance  Company  to
disregard  the  voting
instructions of contract owners. The Board shall promptly inform
Transamerica if
it  determines  that  an   irreconcilable   material  conflict
exists  and  the
implications thereof.
     7.2. Transamerica will report any potential or existing conflicts of which it is aware to the Board. Transamerica will assist the Board in carrying out its responsibilities under the Shared Funding Exemptive Order, by providing the
Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by
Transamerica to inform the Board whenever contract owner voting instructions are disregarded. Such responsibilities shall be carried out by Transamerica with a view only to the interests of its Contract Owners.
     7.3. If it is determined by a majority of the Board, or a majority of its directors who are not interested persons of the Fund, its adviser or any sub-adviser to any of the Portfolios (the "Independent Directors"), that a material irreconcilable conflict exists, Transamerica and other Participating
Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the Independent Directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another
Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account. Transamerica shall not be required by this
Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict.
     7.4. If a material irreconcilable conflict arises because of a decision by
Transamerica to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, Transamerica may be required, at the Fund's election, to withdraw the Account's investment in the Fund and terminate this Agreement; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent
Directors. Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six month period the Underwriter and the
Fund shall continue to accept and implement orders by Transamerica for the purchase (and redemption) of shares of the Fund.
     7.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to Transamerica conflicts with the majority of other state regulators, then Transamerica will withdraw the
Account's investment in the Fund and terminate this Agreement within six months after the Board informs Transamerica in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Until the end of the foregoing six month period, the Underwriter and the Fund shall continue to accept and implement orders by Transamerica for the purchase (and redemption) of shares of the Fund.
     7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the Independent Directors shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts.
     7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or
Rule 6e-3 is adopted, to provide exemptive relief from any provision of the Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable:
and (b) Sections 3.6,  3.7,  3.8, 7.1, 7.2, 7.3, 7.4, and 7.5 of
this  Agreement
shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.


ARTICLE VIII.  Indemnification
     8.1. Indemnification By Transamerica
          8.1(a).  Transamerica  agrees to indemnify  and hold
harmless the Fund
and its officers and each member of its Board  (collectively, the  "Indemnified
Parties" for  purposes of this Section 8.1) against any and all losses,  claims,
damages,  liabilities  (including  amounts paid in  settlement with the written
consent of Transamerica) or litigation (including legal and other expenses),  to
which  the  Indemnified   Parties  may  become  subject  under
any  statute  or
regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:
     (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in
the registration
            statement or
            prospectus or SAI for the Contracts or contained in
the Contracts
               (or any
            amendment or supplement to any of the foregoing), or
arise out of
               or are
            based upon the omission or the alleged omission to
state therein a
            material fact required to be stated therein or
necessary to make the
            statements therein not misleading, provided that this
Agreement to
            indemnify shall not apply as to any Indemnified Party
if such
               statement or
            omission or such alleged statement or omission was
made in reliance
            upon and in conformity with information furnished in
writing to
            Transamerica by or on behalf of the Underwriter or
Fund for use in
               the
            registration statement or prospectus for the
Contracts or in the
               Contracts
            or sales literature (or any amendment or supplement)
or otherwise
               for use
            in connection with the sale of the Contracts or Fund
shares; or

     (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature of the Fund not supplied by Transamerica or persons under its control) or wrongful conduct of
            Transamerica or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

     (iii)     arise out of any untrue  statement or alleged
untrue statement of
               a  material   fact   contained  in  a
registration   statement,
               prospectus,  or sales  literature  of the  Fund or
any  amendment
               thereof or supplement thereto or the omission or
alleged omission
               to state therein a material fact required to be
stated therein or
               necessary to make the statements therein not
misleading if such a
               statement  or  omission  was made in  reliance
upon  information
               furnished in writing to the Fund by or on behalf
of Transamerica;
               or

     (iv) arise as a result of any failure by Transamerica to provide the services and furnish the materials under the terms of this
               Agreement; or

     (v)    arise  out  of  or   result   from  any   material
breach  of  any
            representation   and/or   warranty  made  by
Transamerica  in  this
            Agreement or arise out of or result from any other material breach of this Agreement by Transamerica,

as limited by and in accordance with the provisions of Sections
8.1(b) and 8.1
(c) hereof.
          8.1(b).  Transamerica shall not be liable under this
indemnification
provision with respect to any losses, claims, damages,
liabilities or
litigation to which an Indemnified  Party would  otherwise be subject if caused
by such  Indemnified Party's willful misfeasance, bad faith, or negligence in
the performance of such Indemnified  Party's duties or by reason of such
Indemnified  Party's  reckless disregard  of  obligations  or duties  under
 this  Agreement  or to the  Fund, whichever is applicable.
          8.1(c).  Transamerica  shall not be liable under this
indemnification
provision  with  respect to any claim made against an
Indemnified  Party unless
such  Indemnified  Party shall have notified  Transamerica  in writing  within a
reasonable   time  after  the  summons  or  other  first  legal
process  giving
information  of the  nature  of the  claim  shall  have  been served  upon such
Indemnified Party (or after such Indemnified Party shall have received notice of
such service on any designated agent), but failure to notify
Transamerica of any
such claim shall not relieve  Transamerica  from any liability which it may have
to the Indemnified  Party against whom such action is brought otherwise than on
account of this  indemnification  provision.  In case any such action is brought
against the Indemnified Parties,  Transamerica shall be entitled to participate,
at its own expense,  in the defense of such action.  Transamerica also shall be
entitled to assume the defense thereof,  with counsel
satisfactory to the party
named  in  the  action.   After  notice  from  Transamerica  to
such  party  of
Transamerica's  election to assume the defense  thereof,  the
Indemnified  Party
shall bear the fees and expenses of any additional  counsel
retained by it, and
Transamerica will not be liable to such party under this
Agreement for any legal
or  other  expenses   subsequently  incurred  by  such  party
independently  in
connection   with  the  defense   thereof   other  than
reasonable   costs  of
investigation.
          8.1(d). The Indemnified Parties will promptly notify Transamerica of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund.
     8.2. Indemnification by the Underwriter
          8.2(a). The Underwriter agrees to indemnify and hold harm-less
Transamerica and each of its directors and officers and each person, if any, who controls Transamerica within the meaning of Section 15 of the 1933 Act
(collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation
(including legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:
(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any
   Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information fur-
       nished in writing to the Underwriter or Fund by or on behalf of
       Transamerica for use in the Registration Statement or prospectus for the
       Fund or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

     (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration
            Statement, prospectus or sales literature for the Contracts not supplied by the Underwriter or persons under its control) or wrongful conduct of the Fund or Underwriter or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

(iii)arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus or sales literature cov-
    ering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished in writing to Transamerica by or on behalf of the
          Underwriter or Fund; or

     (iv) arise as a result of any failure by the Fund or Underwriter to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other  qualification  requirements  specified  in
Article VI of this
            Agreement); or

     (v)    arise  out  of  or   result   from  any   material
breach  of  any
            representation and/or warranty made by the Fund or Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund or Underwriter;

as limited by and in  accordance  with the  provisions  of
Sections  8.2(b) and
8.2(c)  hereof.  This  indemnification  is in  addition  to and apart  from the
responsibilities  and  obligations  of the  Underwriter
specified in Article VI
hereof.
          8.2(b). The Underwriter shall not be liable under this
indemnification
provision with respect to any losses, claims, damages,
liabilities or litigation
to which an  Indemnified  Party  would  otherwise  be  subject by reason of such
Indemnified  Party's  willful  misfeasance,  bad  faith,  or negligence  in the
performance or such Indemnified  Party's duties or by reason of such Indemnified
Party's reckless  disregard of obligations and duties under this
Agreement or to
Transamerica or the Account, whichever is applicable.
          8.2(c). The Underwriter shall not be liable under this
indemnification
provision  with  respect to any claim made against an
Indemnified  Party unless
such  Indemnified  Party shall have notified the Underwriter in writing within a
reasonable   time  after  the  summons  or  other  first  legal
process  giving
information  of the  nature  of the  claim  shall  have  been served  upon such
Indemnified Party (or after such Indemnified Party shall have received notice of
such service on any designated  agent), but failure to notify the
Underwriter of
any such claim shall not relieve the Underwriter from any
liability which it may
have to the Indemnified Party against whom such action is brought otherwise than
on account of this indemnification provision. In case any such action is brought
against  the  Indemnified   Parties,   the  Underwriter   will
be  entitled  to
participate,  at its own expense,  in the defense thereof.  The
Underwriter also
shall be entitled to assume the defense  thereof,  with counsel satisfactory to
the party named in the action.  After notice from the
Underwriter to such party
of the  Underwriter's  election to assume the defense  thereof, the Indemnified
Party shall bear the fees and expenses of any additional counsel retained by it,
and the  Underwriter  will not be liable to such party under this
Agreement for
any legal or other expenses subsequently incurred by such party independently in
connection   with  the  defense   thereof   other  than
reasonable   costs  of
investigation.
          8.2(d). Transamerica agrees promptly to notify the Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account.


ARTICLE IX.  Applicable Law
     9.1.  This  Agreement   shall  be  construed  and  the
provisions   hereof
interpreted under and in accordance with the laws of the State of
California.
     9.2. This Agreement  shall be subject to the  provisions of the 1933,  1934
and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and
Exchange Commission may grant (including, but not limited to, the Shared Funding
Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.


ARTICLE X.  Termination
     10.1.  This Agreement shall terminate:
          (a) at the option of any party, with or without cause,
with respect to
          some or all  Portfolios,  upon one (1)  year  advance
written  notice
          delivered to the other parties;  provided,  however,
that such notice
          shall not be given  earlier than one year  following
the date of this
          Agreement;  or (b) at the option of  Transamerica by
written notice to
          the  other   parties  with  respect  to  any
Portfolio   based  upon
          Transamerica's  determination  that shares of such
Portfolio  are not
          reasonably available to meet the requirements of the
Contracts; or (c)
          at the option of  Transamerica  by written notice to
the other parties
          with  respect  to any  Portfolio  in the event any of
the  Portfolio's
          shares  are  not  registered,   issued  or  sold  in
accordance  with
          applicable  state and/ or federal law or such law
precludes the use of
          such shares as the underlying investment media of the
Contracts issued
          or to be issued by  Transamerica;  or (d) at the option
of the Fund in
          the  event  that  formal  administrative  proceedings
are  instituted
          against   Transamerica  by  the  National  Association
of  Securities
          Dealers,  Inc. ("NASD"),  the Securities and Exchange
Commission,  the
          Insurance  Commissioner  or like  official  of any
state or any other
          regulatory body regarding  Transamerica's  duties under
this Agreement
          or related to the sale of the Contracts, the operation
of any Account,
          or the purchase of the Fund shares,  provided,
however, that the Fund
          determines in its sole judgment exercised in good
faith, that any such
          administrative  proceedings  will have a material
adverse effect upon
          the  ability of  Transamerica  to perform its
obligations  under this
          Agreement;  or (e) at the  option of  Transamerica  in
the event  that
          formal  administrative  proceedings are instituted
against the Fund or
          Underwriter by the NASD, the  Securities and Exchange
Commission,  or
          any state  securities or insurance  department or any
other regulatory
          body,  provided,  however,  that  Transamerica
determines in its sole
          judgment  exercised  in  good  faith,  that  any  such
administrative
          proceedings  will have a material  adverse  effect upon
the ability of
          the  Fund  or  Underwriter  to  perform  its
obligations  under  this
          Agreement;  or (f) at the option of  Transamerica by
written notice to
          the  Fund  and  the  Underwriter  with  respect  to any
Portfolio  if
          Transamerica  reasonably  believes that the Portfolio
may fail to meet
          the  Section  817(h)  diversification  requirements  or
Subchapter  M
          qualifications specified in Article VI hereof; or (g)
at the option of
          either the Fund or the  Underwriter,  if (i) the Fund
or  Underwriter,
          respectively,  shall  determine,  in their sole
judgement  reasonably
          exercised  in good faith,  that  Transamerica  has
suffered a material
          adverse  change  in its  business  or  financial
condition  or is the
          subject of material adverse publicity and that material
adverse change
          or publicity  will have a material  adverse  impact on
Transamerica's
          ability to perform its obligations under this
Agreement, (ii) the Fund
          or Underwriter  notifies  Transamerica of that
determination  and its
          intent to terminate this  Agreement,  and (iii) after
considering the
          actions taken by Transamerica  and any other changes in
circumstances
          since the giving of such a notice,  the  determination
of the Fund or
          Underwriter  shall  continue on the sixtieth  (60th)
day following the
          giving of that notice,  which sixtieth day shall be the
effective date
          of  termination;  or  (h)  at  the  option  of
Transamerica,  if  (i)
          Transamerica  shall  determine,   in  its  sole
judgement  reasonably
          exercised in good faith,  that either the Fund or the
Underwriter have
          suffered a material  adverse  change in their  business
or  financial
          condition  or is the subject of material  adverse
publicity  and that
          material  adverse  change or  publicity  will have a
material  adverse
          impact  on  the  Fund's  or  Underwriter's   ability
to  perform  its
          obligations under this Agreement,  (ii) Transamerica
notifies the Fund
          or Underwriter,  as appropriate,  of that determination
and its intent
          to terminate this Agreement,  and (iii) after
considering the actions
          taken  by  the  Fund  or   Underwriter   and  any
other   changes  in
          circumstances  since the giving of such a notice, the
determination of
          Transamerica  shall continue on the sixtieth  (60th)
day following the
          giving of that notice,  which sixtieth day shall be the
effective date
          of  termination;  or (i) at the option of any party to
this Agreement,
          upon  another  party's  material  breach  of  any
provision  of  this
          Agreement; or (j) upon assignment of this Agreement,
unless made with
          the  written  consent of the parties  hereto;  or (k)
at the option of
          Transamerica  or the Fund by written  notice to the
other party upon a
          determination  by the  Fund's  Board  that a  material
irreconcilable
          conflict  exists among the interests of (i) all
contract owners of all
          separate  accounts  investing in the Fund or (ii) the
interests of the
          Participating   Insurance   Companies;   or  (l)  at
the   option  of
          Transamerica by written notice to the Fund or the
Underwriter upon the
          sale, acquisition or change of control of the
Underwriter.
     10.2.  Notice  Requirement.  No  termination  of this
Agreement  shall  be
effective  unless and until the party  terminating  this
Agreement  gives prior
written  notice to all other  parties of its intent to
terminate,  which notice
shall set forth the basis for the termination.
     10.3.  Effect  of  Termination.  Notwithstanding  any
termination  of this
Agreement,  the Fund and the Underwriter  shall, at the option of
Transamerica,
continue to make  available  additional  shares of the Fund for all Contracts in
effect on the  effective  date of  termination  of this
Agreement  (hereinafter
referred to as "Existing  Contracts")  pursuant to the terms and conditions  of
this Agreement.  Specifically,  without  limitation,  the owners of the Existing
Contracts  shall be  permitted to  reallocate  investments  in the Fund,  redeem
investments  in the Fund and/or invest in the Fund upon the
making of additional
purchase  payments  under the Existing  Contracts.  The parties agree that this
Section  10.3  shall not apply to any  terminations  under
Article  VII and the
effect of such Article VII terminations shall be governed by
Article VII of this
Agreement.
     10.4.  Surviving  Provisions.   Notwithstanding  any
termination  of  this
Agreement, each party's obligations under Article VIII to indemnify other parties shall survive and not be affected by any termination of this Agreement.
In addition, with respect to Existing Contracts, all provisions of this
Agreement shall also survive and not be affected by any termination of this
Agreement.


ARTICLE XI.  Notices
     Any notice shall be sufficiently given when sent by registered or certified mail or by overnight mail sent through a nationally-recognized delivery service to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:
     Transamerica Variable Insurance Fund, Inc.
     Transamerica Center
     1150 South Olive Street
     Los Angeles, CA  90015

     Attention:  General Counsel


If to Transamerica:

     Transamerica Life Insurance Company of New York
     Transamerica Center
     1150 South Olive Street
     Los Angeles, CA  90015

     Attention:  President, Living Benefits Division


If to the Underwriter:

     Transamerica Securities Sales Corporation, Inc.
     Transamerica Center
     1150 South Olive Street
     Los Angeles, CA  90015

     Attention:  General Counsel


ARTICLE XII.  Miscellaneous
     12.1.   Subject  to  the  requirements  of  legal  process
and  regulatory
authority, each party hereto shall treat as confidential the names and addresses
of the owners of the  Contracts  and all  information  reasonably identified as
confidential  in writing by any other party  hereto and,  except as permitted by
this  Agreement,  shall not  disclose,  disseminate  or  utilize such names and
addresses and other confidential information without the express written consent
of the  affected  party  until such time as such  information may come into the
public domain.  Without  limiting the foregoing,  no party hereto shall disclose
any information that another party reasonably considers to be proprietary.
     12.2.  The  captions in this  Agreement  are included  for convenience  of
reference only and in no way define or delineate any of the
provisions hereof or
otherwise affect their construction or effect.
     12.3.  This  Agreement  may be  executed  simultaneously  in two  or  more
counterparts,  each of which taken  together  shall  constitute one and the same
instrument.
     12.4. If any provision of this Agreement shall be held or
made invalid by a
court decision, statute, rule or otherwise, the remainder of the
Agreement shall
not be affected thereby.
     12.5.  Each party  hereto  shall  cooperate  with each other party and all
appropriate   governmental   authorities   (including   without
limitation  the
Securities and Exchange Commission, the NASD and state insurance regulators) and
shall  permit  such  authorities  reasonable  access to its books and records in
connection with any  investigation  or inquiry relating to this
Agreement or the
transactions   contemplated  hereby.   Notwithstanding  the
generality  of  the
foregoing,  each party hereto further agrees to furnish the
California Insurance
Commissioner  with any  information  or  reports  in  connection with  services
provided under this Agreement  which such  Commissioner  may request in order to
ascertain  whether the variable  annuity  operations of
Transamerica  are being
conducted  in  a  manner   consistent  with  the  California
Variable  Annuity
Regulations and any other applicable law or regulations.
     12.6. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.
     12.7. This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.
     12.8. The Schedules attached hereto, as modified from time to time, are incorporated herein by reference and are part of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.
            TRANSAMERICA OCCIDENTAL LIFE INSURANCE
              COMPANY

            By its authorized officer


SEAL        By:
            Title:
            Date:


            TRANSAMERICA VARIABLE INSURANCE FUND, INC.:

            By its authorized officer,

SEAL        By:
            Title:
            Date:


            TRANSAMERICA SECURITIES SALES CORPORATION:

            By its authorized officer,

SEAL        By:
            Title:
            Date:

                                SCHEDULE A


     Contracts                                    Form Numbers

                                SCHEDULE B


Designated Portfolios

                                SCHEDULE C

               Certain Investment Policies and Restrictions

                              Imposed by the

                    California Department of Insurance


     Pursuant to Section 2.4 hereof, the Fund represents and
warrants that it is
and shall all times remain in compliance with the following
investment policies
and  restrictions.  THESE ARE IN ADDITION TO other  related
obligations  of the
Fund,  including the general  obligation to comply with all
applicable  laws and
regulation,   including  but  not  limited  to  California
insurance  laws  and
regulations, the Investment Company Act of 1940, and other applicable insurance and securities laws.

[Note: The following are derived from a questionnaire used by the California
Department of Insurance as part of an insurance company's application for qualification to transact a variable annuity business. The parenthetical references below are to question numbers in that questionnaire.]

The Fund represents and warrants that:

1. All repurchase agreements will be transacted only with entities meeting specific credit and solvency standards administered and verified by the
Underwriter (46(a)).

2. All repurchase transactions will be executed pursuant to a comprehensive master repurchase agreement setting forth the terms and conditions of the transaction, and having the incidents of a valid promissory note in favor of the
Fund (46(b)).

3. A valid, binding security interest in favor of the Fund or portfolio thereof will be created and perfected in all collateral securing such repurchase agreements (46(c)).

4. All such repurchase agreements will be secured at all times by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party (46(d)).

5. All securities lending activities will be entered into only with entities meeting specific credit and solvency standards administered and verified by the
Underwriter (47).

6. All investments in instruments or certificates of any sort issued by the U.S.
Office of a bank or other savings institution domiciled in a foreign nation, or a foreign branch of a U.S. savings institution, will be instruments or certificates payable in the United States and in U.S.
dollars (48).

7. All investments of the Fund which possess a readily-available market value will be valued either at their market value on the date of valuation, or at amortized cost if it approximates market value within the limits and constraints imposed by the U.S. Securities and Exchange Commission (49).

8. All investments of the Fund which lack a readily-available market will be valued according to specific, objective methods or procedures set forth in writing (50).

9. The  investment  manager of each  portfolio  or series of the
Fund  possesses
substantial  expertise and  experience as an investment  manager or advisor of a
portfolio consisting of asset and investments of the same type as he or she will
manage in regard to the portfolio or series.  (If  experience is less than three
years, please provide resume of investment manager;  note that in this case, the
Company must provide notarized certifications that it has fully investigated and
is  satisfied  with  the  qualifications,   background,  and
expertise  of  the
investment manager.) (52).

10. At no time during the past ten years have the managers of any portfolio or series resigned to avoid dismissal or been dismissed or requested to resign from any position involving investment duties, on account of violation of any law, rule or ethical standard relating to insurance, annuities, or securities (53).

11. The investment advisory agreements concerning the Fund's operations provide in substance that notwithstanding any other provisions of the agreement, it is understood and agreed that the Fund shall retain the ultimate responsibility for and control of all investments made pursuant to the agreement, and reserve the right to direct, approve or disapprove any action taken on its behalf by the investment advisor (54).

12. Every custodian holding securities or other assets of the Fund is an institution permitted to serve in such capacity by the Investment
Company Act of
1940 and/or  reviewed and approved for such purpose by the U.S.
Securities  and
Exchange Commission (55).

13. The Fund refuses to employ in any material connection with the handling of assets of the Fund, any person who:

(a) In the last 10 years has been convicted of any felony or misdemeanor arising
out   of   conduct   involving   embezzlement,    fraudulent
conversion,    or
misappropriation of funds or securities, or involving violations of Title 18,
United States Code 1341, 1342, or 1343 (58(a)).

(b) Within the last 10 years has been found by any-state regulatory authority to have violated, or has acknowledged violation of, any provision of any state insurance law involving fraud, deceit or knowing misrepresentation (59(b)).

(c) Within the last 10 years has been found by any federal or state regulatory authorities to have violated, or have acknowledged violation of, any provisions of federal or state securities laws involving fraud, deceit, or knowing misrepresentation (58(c)).

14. The Fund will make  inquiries  and  attempt to  determine that no  persons,
firms,   or   employees   of  firms   which   supply
consulting,   investment,
administrative, custodial or other services affecting the administration of the
Company's variable annuity business (including such services for the Fund), have been subject to the sanctions described in the preceding representation (59).

15. The Fund will seek to prevent its officers and Board members, and officers, directors and portfolio managers of the investment advisor, from receiving, directly or indirectly, any commission, or any other compensation with respect to the purchase or sale of assets of the Fund (61).

16. No officer, director, trustee, or member of any governing board or body of the Fund will receive directly or indirectly any commissions or any other compensation contingent upon the writing, issuance, sale, procurement of application for, or renewal, of any variable annuity contract
(62).

17. All service agreements affecting the administration of the Fund allow the
Fund to terminate such contracts without payment of any penalty, forfeiture, compulsory buyout amount, or performance of any other obligation which could deter termination (65).

18. All service agreements affecting the administration of the Fund afford the
Fund a right to cancel the contract and discharge the servicing entity or person in the event such entity or person fails to perform in a satisfactory manner
(66).

19. All service agreements affecting the administration of the Fund provide that the Fund shall own and control all the pertinent records pertaining to its operations (67).

20. All service agreements affecting the administration of the Fund provide that the Fund shall have the right to inspect, audit and copy all records pertaining to performance of services under the agreement (68).

                                 SCHEDULE D

                                  Expenses




                                    ITEM

                                  FUNCTION
                                 RESPONSIBLE
                                    PARTY


             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION


MARKETING
     1.   Prospectus









     2.   Initial Sales

Printing

Supply copies of prospectus described in Parts 3.1 and 3.3 in numbers equal to
Transamerica's reasonable request.

If requested by Transamerica in lieu thereof such documentation and other assistance as is reasonably necessary for Transamerica to have the prospectus for the Contracts and the prospectus for the Fund printed together in one document.

Distribution
Printing
Distribution



EXISTING OWNERS
     1.   Annual
          Updates


     2.   Interim
          Updates

Printing
Distribution
Printing & Distribution
(a)  If  required  by  Fund  or  Adviser  or  Distributor  (b)
If  required  by
Transamerica (c) If required by other participating insurance company (PIC)



PROXY MATERIALS OF
THE FUND
Printing and Distribution
(a)  If required by law
(b)  If required by Transamerica
(c)  If required by other participating insurance company

(d)  If required by Fund or Adviser or Distributor



SHAREHOLDER REPORTS
Printing
Distribution



OTHER COMMUNICATIONS
WITH SHAREHOLDERS OF
THE FUND
Printing & Distribution
(a)  If required by law
(b)  If required by Transamerica
(c)  If required by other participating insurance company

(d)  If required by Fund or Adviser or Distributor



OPERATIONS OF FUND
All  operations and related  expenses,  including the cost of registration  and
qualification  of the  Fund's  shares,  preparation  and  filing of the  Fund's
prospectus  and  registration  statement,   proxy  materials  and
reports,  the
preparation of all statements and notices required by any federal or state law and all taxes on the issuance or transfer of the Fund's shares, and all costs of management of the business affairs of the Fund

                                 SCHEDULE E

                          Reports per Section 6.6

          With  regard to the  reports  relating  to the
quarterly  testing  of
compliance  with the  requirement  of Section  817(h) and
Subchapter M under the
Internal  Revenue Code (the  "Code") and the  regulations
thereunder,  the Fund
shall  provide  within  twenty (20)  Business  Days of the close of the calendar
quarter a report [in a form to be  attached]  regarding  the status  under such
sections  of  the  Code  of  the  Designated   Portfolios,   and
if  necessary,
identification of any remedial action to be taken to remedy non-compliance.

          With regard to the reports relating to the year-end testing of compliance with the requirements of Subchapter M of the Code, referred to hereinafter as "RIC status," the Fund will provide the reports on the following basis: (i) the last quarter's quarterly reports can be supplied within the
20-day period, and (ii) the year-end report [in a form to be attached] will be provided 45 days after the end of the calendar year, but prior thereto, the Fund will provide the additional interim and supplemental reports, described below.

          The additional reports are as follows:

          1. A report in the usual reporting format and content, as of
                    November 30, of each future fiscal year. The report will be provided under cover of a letter from the Underwriter
                    stating  that  the  Fund  is in  full
compliance  with  the
                    requirements of Section 817(h) and Subchapter
M of the Code.
                    Assuming such satisfactory report, the Fund will not provide any additional interim reports. The report will be delivered by facsimile by the twentieth day of
December.


2.In the alternative, if a problem, as defined below, is identified in the
  November report or its accompanying transmittal letter, additional interim reports, on a weekly basis, starting on the 15th of December and through the
  30th of December, also will be supplied ("additional interim reports"). The additional interim reports will not follow the format of the regular reports, but will specifically address the problem identified in the November 30 report.
If any interim report, thereafter, memorialize the cure of the problem, subsequent additional reports will not be required.


            With regard to delivery of the additional reports, they will be transmitted by facsimile on the next Business Day, subject to the following schedule of special dates: if the 15th of December is a
            Saturday, the required report date will be accelerated to the 14th of December; if the 15th of December is a Sunday, the report will be transmitted on the 16th of December.

3. A problem with regard to RIC status is defined as any violation of the following standards, as referenced to the applicable sections of the Code:

 (a) Less than ninety-five percent of gross income is derived from sources of income specified in Section 851(b)(2);

     (b) Twenty-five percent or greater gross income is derived from the sale or disposition of assets specified in Section
851(b)(3);

(c) Fifty-five percent or less of the value of total assets consists of assets specified in Section 851(b)(4)(A); and

     (d)  Twenty  percent  or more of the  value  of total
assets  is
          invested  in  the   securities   of  one  issuer,   as
that
          requirement is set forth in Section 851(b)(4)(B).

Exhibit 10(a) Consent of Counsel

SUTHERLAND, ASBILL & BRENNAN
1275 PENNSYLVANIA AVENUE, N.W.
WASHINGTON, D.C.  20004

April 28, 1998

Transamerica Life Insurance COmpany of New YOrk
100 Manhattanville Road
Purchase, NY  10577


We hereby consent to the referebce to our name under the caption "Legal Matters" in the prospectus filed as part of Post-Effective Amendment No. 7 to the Form N-4 registration statement for Separate Account VA-2LNY (File NO. 333-55152).
In giving this consent we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Sincerely,

SUTHERLAND, ASBILL & BRENNAN LLP

/s/ Frederick R. Bellamy

Exhibit 10(b) Consent of Independent Auditors

We consent to the reference to our firm under the caption "Accountants" in Post-Effective Amendment No. 7 under the Securities Act of 1933 and Post-Effective Amendment No. 8 under the Investment Company Act of 1940 to the Registration Statement (Form N-4 No. 33-55152) and related Prospectus and Statement of Additional Information of Separate Account VA-2LNY of Transamerica Life Insurance Company of New York and to the use of our report dated January 23, 1998 with respect to the financial statements of Transamerica Life Insurance Company of New York and our report dated April 13, 1998 with respect to the financial statements of Separate Account VA-2LNY, both included in the Statement of Additional Information.


/s/Ernst & Young LLP
Los Angeles, California
April 28, 1998

Exhibit 15 Powers of ATtorney
                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Robert Abeles

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Thomas J. Cusack

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                James W. Dederer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Marc C. Abrahms

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                David E. Gooding

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               James T. Byrne, Jr.

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               Alan T. Cunningham

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 John A. Fibiger

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               Allan D. Greenberg

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 James Inzerillo

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Daniel E. Jund

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Nooruddin Veerjee

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                John A. Paganelli

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 James B. Roszak